FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Stock Index Portfolio	Prudential Equity Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$6,413,934	$7,583,322	$31,559,061	$10,423,480	$1,405,984
Net Assets	$6,413,934	$7,583,322	$31,559,061	$10,423,480	$1,405,984

NET ASSETS, representing:
Equity of Participants	$6,413,934	$7,583,322	$31,559,061	$10,388,453	$1,405,984
Equity of The Prudential Insurance
Company of America	—	—	—	35,027	—
	$6,413,934	$7,583,322	$31,559,061	$10,423,480	$1,405,984

Units outstanding	473,995	216,307	719,519	253,064	88,844

Portfolio shares held	641,393	201,630	360,017	127,895	131,646
Portfolio net asset value per share	$10.00	$37.61	$87.66	$81.50	$10.68
Investment in portfolio shares, at cost	$6,413,934	$2,636,108	$8,680,860	$2,084,835	$1,383,194

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Stock Index Portfolio	Prudential Equity Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$14,901	$—	$—	$—	$33,212

EXPENSES
Charges for mortality and expense risk	26,684	31,289	128,584	39,290	6,159
NET INVESTMENT INCOME (LOSS)	(11,783)	(31,289)	(128,584)	(39,290)	27,053

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	60,404	1,602,229	400,813	(3,227)
Net change in unrealized appreciation (depreciation) on investments	—	585,621	3,377,165	1,930,368	16,677
NET GAIN (LOSS) ON INVESTMENTS	—	646,025	4,979,394	2,331,181	13,450

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,783)	$614,736	$4,850,810	$2,291,891	$40,503
The accompanying notes are integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$4,384,680	$12,707,028	$3,642,342	$4,542,995	$4,979,331
Net Assets	$4,384,680	$12,707,028	$3,642,342	$4,542,995	$4,979,331

NET ASSETS, representing:
Equity of Participants	$4,384,680	$12,707,028	$3,642,342	$4,542,995	$4,979,331
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$4,384,680	$12,707,028	$3,642,342	$4,542,995	$4,979,331

Units outstanding	147,462	293,502	96,551	237,233	101,767

Portfolio shares held	703,801	386,584	73,346	342,093	427,778
Portfolio net asset value per share	$6.23	$32.87	$49.66	$13.28	$11.64
Investment in portfolio shares, at cost	$4,054,897	$6,160,153	$1,278,860	$3,585,690	$2,509,450

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$223,969	$83,051	$21,097	$134,527	$170,581

EXPENSES
Charges for mortality and expense risk	18,415	51,815	14,106	17,999	18,478
NET INVESTMENT INCOME (LOSS)	205,554	31,236	6,991	116,528	152,103

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	457,817	—	—	107,051
Net realized gain (loss) on shares redeemed	(48,254)	11,121	106,049	(88,903)	3,729
Net change in unrealized appreciation (depreciation) on investments	67,815	1,278,015	433,344	(156,770)	428,136
NET GAIN (LOSS) ON INVESTMENTS	19,561	1,746,953	539,393	(245,673)	538,916

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$225,115	$1,778,189	$546,384	$(129,145)	$691,019
The accompanying notes are integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Diversified Bond Portfolio	Prudential High Yield Bond Portfolio	Prudential Value Portfolio (Class I)	Prudential Jennison Portfolio (Class I)	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$954,307	$1,662,042	$2,133,222	$7,090,204	$793,696
Net Assets	$954,307	$1,662,042	$2,133,222	$7,090,204	$793,696

NET ASSETS, representing:
Equity of Participants	$931,483	$1,662,042	$2,111,455	$7,090,204	$768,519
Equity of The Prudential Insurance
Company of America	22,824	—	21,767	—	25,177
	$954,307	$1,662,042	$2,133,222	$7,090,204	$793,696

Units outstanding	290,263	45,516	388,434	122,167	200,403

Portfolio shares held	60,476	268,939	57,222	55,614	16,515
Portfolio net asset value per share	$15.78	$6.18	$37.28	$127.49	$48.06
Investment in portfolio shares, at cost	$712,420	$1,293,185	$1,171,418	$805,198	$264,358

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Diversified Bond Portfolio	Prudential High Yield Bond Portfolio	Prudential Value Portfolio (Class I)	Prudential Jennison Portfolio (Class I)	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	1,391	6,901	4,982	26,120	1,216
NET INVESTMENT INCOME (LOSS)	(1,391)	(6,901)	(4,982)	(26,120)	(1,216)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,087	(201)	(13,314)	593,249	5,085
Net change in unrealized appreciation (depreciation) on investments	66,637	107,117	127,072	2,019,600	105,807
NET GAIN (LOSS) ON INVESTMENTS	73,724	106,916	113,758	2,612,849	110,892

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$72,333	$100,015	$108,776	$2,586,729	$109,676
The accompanying notes are integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price New America Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$66,167	$185,932	$423,165	$14,950,215	$3,988,390
Net Assets	$66,167	$185,932	$423,165	$14,950,215	$3,988,390

NET ASSETS, representing:
Equity of Participants	$66,167	$185,932	$423,165	$14,950,215	$3,988,390
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$66,167	$185,932	$423,165	$14,950,215	$3,988,390

Units outstanding	2,082	6,743	9,009	149,557	66,343

Portfolio shares held	7,579	13,187	37,884	446,675	100,565
Portfolio net asset value per share	$8.73	$14.10	$11.17	$33.47	$39.66
Investment in portfolio shares, at cost	$41,947	$96,692	$213,105	$10,054,775	$2,796,070

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price New America Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$889	$714	$8,768	$—	$—

EXPENSES
Charges for mortality and expense risk	338	678	1,698	55,714	13,223
NET INVESTMENT INCOME (LOSS)	551	36	7,070	(55,714)	(13,223)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,668	2,154	9,827	952,180	591,326
Net realized gain (loss) on shares redeemed	4,301	(415)	(5,014)	(62,980)	8,360
Net change in unrealized appreciation (depreciation) on investments	709	35,319	(11,533)	1,940,513	604,391
NET GAIN (LOSS) ON INVESTMENTS	7,678	37,058	(6,720)	2,829,713	1,204,077

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,229	$37,094	$350	$2,773,999	$1,190,854
The accompanying notes are integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Small Capitalization Stock Portfolio	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$4,017,257	$86,945	$10,363,566	$366,093	$60,230
Net Assets	$4,017,257	$86,945	$10,363,566	$366,093	$60,230

NET ASSETS, representing:
Equity of Participants	$4,017,257	$86,945	$10,363,566	$366,093	$60,230
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$4,017,257	$86,945	$10,363,566	$366,093	$60,230

Units outstanding	53,708	3,174	284,963	13,318	1,479

Portfolio shares held	84,113	6,158	395,405	5,754	1,220
Portfolio net asset value per share	$47.76	$14.12	$26.21	$63.62	$49.35
Investment in portfolio shares, at cost	$1,529,652	$65,063	$7,162,065	$118,240	$20,807

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Small Capitalization Stock Portfolio	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$3,042	$211,009	$2,488	$219

EXPENSES
Charges for mortality and expense risk	14,265	393	40,466	1,545	242
NET INVESTMENT INCOME (LOSS)	(14,265)	2,649	170,543	943	(23)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	219,575	19,412	4,382
Net realized gain (loss) on shares redeemed	19,803	526	(238,789)	30,409	1,029
Net change in unrealized appreciation (depreciation) on investments	337,756	3,744	(119,985)	11,679	10,604
NET GAIN (LOSS) ON INVESTMENTS	357,559	4,270	(139,199)	61,500	16,015

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$343,294	$6,919	$31,344	$62,443	$15,992

The accompanying notes are integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	DWS Government & Agency Securities VIP (Class A)	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$65,997	$51,223	$7,823,801	$—	$3,743,439
Net Assets	$65,997	$51,223	$7,823,801	$—	$3,743,439

NET ASSETS, representing:
Equity of Participants	$65,997	$51,223	$7,823,801	$—	$3,743,439
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$65,997	$51,223	$7,823,801	$—	$3,743,439

Units outstanding	2,153	1,260	141,220	—	128,025

Portfolio shares held	1,727	3,148	83,046	—	106,986
Portfolio net asset value per share	$38.21	$16.27	$94.21	$—	$34.99
Investment in portfolio shares, at cost	$31,490	$41,608	$2,055,556	$—	$1,811,930

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	DWS Government & Agency Securities VIP (Class A)	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	2/28/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$774	$83	$4,905	$—	$—

EXPENSES
Charges for mortality and expense risk	255	191	30,588	—	14,558
NET INVESTMENT INCOME (LOSS)	519	(108)	(25,683)	—	(14,558)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,160	487,551	—	—
Net realized gain (loss) on shares redeemed	19	(1,350)	138,330	245	73,057
Net change in unrealized appreciation (depreciation) on investments	8,695	1,784	591,917	(220)	268,559
NET GAIN (LOSS) ON INVESTMENTS	8,714	3,594	1,217,798	25	341,616

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,233	$3,486	$1,192,115	$25	$327,058

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	BNY Mellon VIF, International Equity Portfolio (Initial Shares)	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,185,081	$—	$880,959	$2,481,662	$1,744,641
Net Assets	$1,185,081	$—	$880,959	$2,481,662	$1,744,641

NET ASSETS, representing:
Equity of Participants	$1,185,081	$—	$880,959	$2,481,662	$1,744,641
Equity of The Prudential Insurance
Company of America	—	—	—	—	—
	$1,185,081	$—	$880,959	$2,481,662	$1,744,641

Units outstanding	28,921	—	32,309	164,827	63,731

Portfolio shares held	23,782	—	73,413	117,447	76,119
Portfolio net asset value per share	$49.83	$—	$12.00	$21.13	$22.92
Investment in portfolio shares, at cost	$534,401	$—	$863,408	$2,086,251	$1,465,351

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	BNY Mellon VIF, International Equity Portfolio (Initial Shares)	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/30/2020**	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$21,334	$9,246	$51,938	$20,384

EXPENSES
Charges for mortality and expense risk	4,192	1,926	3,170	9,181	6,604
NET INVESTMENT INCOME (LOSS)	(4,192)	19,408	6,076	42,757	13,780

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	53,740	—	55,072
Net realized gain (loss) on shares redeemed	(1,608)	(120,021)	(81,956)	(70,699)	(12,492)
Net change in unrealized appreciation (depreciation) on investments	270,953	(229,232)	12,593	(1,273)	147,716
NET GAIN (LOSS) ON INVESTMENTS	269,345	(349,253)	(15,623)	(71,972)	190,296

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$265,153	$(329,845)	$(9,547)	$(29,215)	$204,076

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Natural Resources Portfolio (Class I)	T. Rowe Price International Stock Portfolio	PIMCO Long-Term U.S. Government Portfolio (Administrative Class)	DWS Capital Growth VIP (Class A)
ASSETS
Investment in the portfolios, at fair value	$17,705	$13,262	$52,864	$—	$859,919
Net Assets	$17,705	$13,262	$52,864	$—	$859,919

NET ASSETS, representing:
Equity of Participants	$2,184	$318	$18,202	$—	$810,123
Equity of The Prudential Insurance
Company of America	15,521	12,944	34,662	—	49,796
	$17,705	$13,262	$52,864	$—	$859,919

Units outstanding	1,154	1,001	1,541	—	173,249

Portfolio shares held	1,220	485	3,095	—	20,300
Portfolio net asset value per share	$14.51	$27.33	$17.08	$—	$42.36
Investment in portfolio shares, at cost	$14,115	$11,978	$34,442	$—	$453,207

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Natural Resources Portfolio (Class I)	T. Rowe Price International Stock Portfolio	PIMCO Long-Term U.S. Government Portfolio (Administrative Class)	DWS Capital Growth VIP (Class A)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	4/28/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$266	$165	$4,098

EXPENSES
Charges for mortality and expense risk	77	47	192	—	—
NET INVESTMENT INCOME (LOSS)	(77)	(47)	74	165	4,098

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	2,068	—	55,697
Net realized gain (loss) on shares redeemed	1	(12)	(144)	10,482	17,704
Net change in unrealized appreciation (depreciation) on investments	1,165	1,455	5,666	(5,242)	186,185
NET GAIN (LOSS) ON INVESTMENTS	1,166	1,443	7,590	5,240	259,586

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,089	$1,396	$7,664	$5,405	$263,684

** Date subaccount was no longer available for investment.

The accompanying notes are integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS International Growth Portfolio (Class A)	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. International Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$52,773	$16,300	$92,034	$135,818	$64,036
Net Assets	$52,773	$16,300	$92,034	$135,818	$64,036

NET ASSETS, representing:
Equity of Participants	$33,350	$2,244	$92,034	$111,974	$44,627
Equity of The Prudential Insurance
Company of America	19,423	14,056	—	23,844	19,409
	$52,773	$16,300	$92,034	$135,818	$64,036

Units outstanding	27,176	1,160	4,072	61,542	33,111

Portfolio shares held	3,121	1,406	3,339	9,646	1,506
Portfolio net asset value per share	$16.91	$11.59	$27.56	$14.08	$42.52
Investment in portfolio shares, at cost	$54,700	$15,454	$56,735	$89,090	$38,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS International Growth Portfolio (Class A)	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. International Growth Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$1,119	$354	$886	$1,518	$1,324

EXPENSES
Charges for mortality and expense risk	—	75	295	—	—
NET INVESTMENT INCOME (LOSS)	1,119	279	591	1,518	1,324

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	896	195	5,601	6,018	1,276
Net realized gain (loss) on shares redeemed	(162)	50	585	(62)	(17)
Net change in unrealized appreciation (depreciation) on investments	(4,443)	804	14,976	8,828	5,232
NET GAIN (LOSS) ON INVESTMENTS	(3,709)	1,049	21,162	14,784	6,491

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,590)	$1,328	$21,753	$16,302	$7,815

The accompanying notes are integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$151,389	$719,178	$159,126	$50,903	$205,205
Net Assets	$151,389	$719,178	$159,126	$50,903	$205,205

NET ASSETS, representing:
Equity of Participants	$134,271	$617,896	$128,878	$32,544	$182,724
Equity of The Prudential Insurance
Company of America	17,118	101,282	30,248	18,359	22,481
	$151,389	$719,178	$159,126	$50,903	$205,205

Units outstanding	82,444	164,802	55,367	27,436	91,350

Portfolio shares held	10,954	18,070	4,157	4,913	15,189
Portfolio net asset value per share	$13.82	$39.80	$38.28	$10.36	$13.51
Investment in portfolio shares, at cost	$177,240	$411,149	$100,852	$54,018	$122,815

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$13,187	$—	$720	$2,429	$1,939

EXPENSES
Charges for mortality and expense risk	—	214	—	—	—
NET INVESTMENT INCOME (LOSS)	13,187	(214)	720	2,429	1,939

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	29,093	—	—	7,845
Net realized gain (loss) on shares redeemed	(537)	2,973	(24)	(128)	(2,327)
Net change in unrealized appreciation (depreciation) on investments	(21,216)	181,860	23,433	(627)	12,682
NET GAIN (LOSS) ON INVESTMENTS	(21,753)	213,926	23,409	(755)	18,200

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,566)	$213,712	$24,129	$1,674	$20,139
The accompanying notes are integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)
ASSETS
Investment in the portfolios, at fair value	$257,543	$86,342	$115,422	$79,320	$1,051,656
Net Assets	$257,543	$86,342	$115,422	$79,320	$1,051,656

NET ASSETS, representing:
Equity of Participants	$246,348	$62,595	$78,718	$56,909	$999,550
Equity of The Prudential Insurance
Company of America	11,195	23,747	36,704	22,411	52,106
	$257,543	$86,342	$115,422	$79,320	$1,051,656

Units outstanding	229,647	36,088	32,150	35,391	318,586

Portfolio shares held	257,543	5,142	2,410	5,299	2,841
Portfolio net asset value per share	$1.00	$16.79	$47.89	$14.97	$370.12
Investment in portfolio shares, at cost	$257,543	$55,384	$48,300	$56,710	$373,969

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$586	$892	$145	$862	$15,299

EXPENSES
Charges for mortality and expense risk	—	—	—	—	—
NET INVESTMENT INCOME (LOSS)	586	892	145	862	15,299

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	3,307	497	4,037	3,009
Net realized gain (loss) on shares redeemed	—	(29)	241	(37)	3,444
Net change in unrealized appreciation (depreciation) on investments	—	7,636	26,157	5,441	140,013
NET GAIN (LOSS) ON INVESTMENTS	—	10,914	26,895	9,441	146,466

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$586	$11,806	$27,040	$10,303	$161,765

The accompanying notes are integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)	Royce Small-Cap Portfolio (Investment Class)	AB VPS Small Cap Growth Portfolio (Class A)
ASSETS
Investment in the portfolios, at fair value	$77,082	$57,584	$41,083	$60,622	$—
Net Assets	$77,082	$57,584	$41,083	$60,622	$—

NET ASSETS, representing:
Equity of Participants	$62,302	$29,138	$22,237	$42,007	$—
Equity of The Prudential Insurance
Company of America	14,780	28,446	18,846	18,615	—
	$77,082	$57,584	$41,083	$60,622	$—

Units outstanding	51,190	20,246	22,282	32,566	—

Portfolio shares held	7,426	3,311	3,449	8,181	—
Portfolio net asset value per share	$10.38	$17.39	$11.91	$7.41	$—
Investment in portfolio shares, at cost	$74,640	$38,217	$25,453	$67,159	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)	Royce Small-Cap Portfolio (Investment Class)	AB VPS Small Cap Growth Portfolio (Class A)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/28/2020**

INVESTMENT INCOME
Dividend income	$918	$490	$—	$540	$—

EXPENSES
Charges for mortality and expense risk	—	—	—	—	—
NET INVESTMENT INCOME (LOSS)	918	490	—	540	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	4,533	523	982	—
Net realized gain (loss) on shares redeemed	(2)	(112)	(54)	(789)	15,648
Net change in unrealized appreciation (depreciation) on investments	1,343	4,406	7,391	(2,727)	(17,813)
NET GAIN (LOSS) ON INVESTMENTS	1,341	8,827	7,860	(2,534)	(2,165)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,259	$9,317	$7,860	$(1,994)	$(2,165)

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
ASSETS
Investment in the portfolios, at fair value	$313,752	$669,908	$156,280	$177,390	$10,694
Net Assets	$313,752	$669,908	$156,280	$177,390	$10,694

NET ASSETS, representing:
Equity of Participants	$284,936	$639,888	$131,916	$157,559	$10,694
Equity of The Prudential Insurance
Company of America	28,816	30,020	24,364	19,831	—
	$313,752	$669,908	$156,280	$177,390	$10,694

Units outstanding	109,780	268,750	64,496	87,698	563

Portfolio shares held	15,216	46,201	9,308	9,005	900
Portfolio net asset value per share	$20.62	$14.50	$16.79	$19.70	$11.88
Investment in portfolio shares, at cost	$249,990	$592,227	$102,949	$97,674	$9,666

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$877	$6,751	$1,597	$—	$254

EXPENSES
Charges for mortality and expense risk	—	—	—	—	57
NET INVESTMENT INCOME (LOSS)	877	6,751	1,597	—	197

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,861	28,712	6,575	—	—
Net realized gain (loss) on shares redeemed	(3,403)	(2,215)	(84)	650	160
Net change in unrealized appreciation (depreciation) on investments	46,945	23,099	14,334	14,114	552
NET GAIN (LOSS) ON INVESTMENTS	65,403	49,596	20,825	14,764	712

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$66,280	$56,347	$22,422	$14,764	$909

The accompanying notes are integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)	Lazard Retirement International Equity Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$230,151	$41,586	$14,634	$358	$424,526
Net Assets	$230,151	$41,586	$14,634	$358	$424,526

NET ASSETS, representing:
Equity of Participants	$230,151	$41,586	$77	$358	$413,081
Equity of The Prudential Insurance
Company of America	—	—	14,557	—	11,445
	$230,151	$41,586	$14,634	$358	$424,526

Units outstanding	5,794	852	1,004	9	36,162

Portfolio shares held	6,154	1,725	1,042	12	39,974
Portfolio net asset value per share	$37.40	$24.11	$14.05	$30.69	$10.62
Investment in portfolio shares, at cost	$120,698	$21,356	$9,760	$237	$329,151

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)	Lazard Retirement International Equity Portfolio (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	2/25/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$1,466	$306	$—	$2	$7,954

EXPENSES
Charges for mortality and expense risk	862	145	61	3	1,226
NET INVESTMENT INCOME (LOSS)	604	161	(61)	(1)	6,728

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	11,822	2,017	—	16	11,654
Net realized gain (loss) on shares redeemed	42	(968)	7	214	(1,708)
Net change in unrealized appreciation (depreciation) on investments	33,231	4,035	(443)	(130)	95,376
NET GAIN (LOSS) ON INVESTMENTS	45,095	5,084	(436)	100	105,322

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,699	$5,245	$(497)	$99	$112,050

* Date subaccount became available for investment.
The accompanying notes are integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF NET ASSETS
December 31, 2020

SUBACCOUNT
PIMCO All Asset Portfolio (Administrative Class)
ASSETS
Investment in the portfolios, at fair value	$10,862
Net Assets	$10,862

NET ASSETS, representing:
Equity of Participants	$—
Equity of The Prudential Insurance
Company of America	10,862
$10,862

Units outstanding	1,000

Portfolio shares held	981
Portfolio net asset value per share	$11.07
Investment in portfolio shares, at cost	$10,448

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

SUBACCOUNT
PIMCO All Asset Portfolio (Administrative Class)
2/25/2020*
to
12/31/2020

INVESTMENT INCOME
Dividend income	$487

EXPENSES
Charges for mortality and expense risk	—
NET INVESTMENT INCOME (LOSS)	487

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(2)
Net change in unrealized appreciation (depreciation) on investments	414
NET GAIN (LOSS) ON INVESTMENTS	412

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$899

* Date subaccount became available for investment.

The accompanying notes are integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Stock Index Portfolio	Prudential Equity Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(11,783)	$(31,289)	$(128,584)	$(39,290)	$27,053
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	60,404	1,602,229	400,813	(3,227)
Net change in unrealized appreciation (depreciation) on investments	—	585,621	3,377,165	1,930,368	16,677

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,783)	614,736	4,850,810	2,291,891	40,503

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	2,695,204	1,064,451	3,200,008	1,064,418	374,977
Policy loans, net of repayments and interest	(1,724)	(27,831)	115,418	4,640	(1,436)
Surrenders, withdrawals and death benefits	(203,657)	(248,523)	(1,352,140)	(367,902)	(43,325)
Net transfers between other subaccounts
or fixed rate option	1,202,581	137,747	(905,982)	(33,563)	36,963
Miscellaneous transactions	4	(865)	(1,645)	(424)	8
Other charges	(2,192,333)	(1,058,868)	(3,466,284)	(1,220,854)	(365,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	1,500,075	(133,889)	(2,410,625)	(553,685)	1,904

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,488,292	480,847	2,440,185	1,738,206	42,407

NET ASSETS
Beginning of period	4,925,642	7,102,475	29,118,876	8,685,274	1,363,577
End of period	$6,413,934	$7,583,322	$31,559,061	$10,423,480	$1,405,984

Beginning units	363,462	221,005	780,329	267,397	88,743
Units issued	352,666	43,088	172,336	48,355	34,395
Units redeemed	(242,133)	(47,786)	(233,146)	(62,688)	(34,294)
Ending units	473,995	216,307	719,519	253,064	88,844
The accompanying notes are integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$205,554	$31,236	$6,991	$116,528	$152,103
Capital gains distributions received	—	457,817	—	—	107,051
Net realized gain (loss) on shares redeemed	(48,254)	11,121	106,049	(88,903)	3,729
Net change in unrealized appreciation (depreciation) on investments	67,815	1,278,015	433,344	(156,770)	428,136

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	225,115	1,778,189	546,384	(129,145)	691,019

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	713,279	986,884	7,450	1,025,485	850,914
Policy loans, net of repayments and interest	(30,765)	(21,820)	(16,960)	(31,705)	(1,766)
Surrenders, withdrawals and death benefits	(151,131)	(453,861)	(176,257)	(188,044)	(224,406)
Net transfers between other subaccounts
or fixed rate option	175,169	(228,680)	(230,526)	8,077	173,104
Miscellaneous transactions	40	(1,367)	(65)	424	(400)
Other charges	(745,141)	(1,140,361)	(192,552)	(926,416)	(873,519)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(38,549)	(859,205)	(608,910)	(112,179)	(76,073)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,566	918,984	(62,526)	(241,324)	614,946

NET ASSETS
Beginning of period	4,198,114	11,788,044	3,704,868	4,784,319	4,364,385
End of period	$4,384,680	$12,707,028	$3,642,342	$4,542,995	$4,979,331

Beginning units	149,318	316,010	117,197	245,799	104,051
Units issued	38,908	34,386	1,995	77,683	30,632
Units redeemed	(40,764)	(56,894)	(22,641)	(86,249)	(32,916)
Ending units	147,462	293,502	96,551	237,233	101,767
The accompanying notes are integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Diversified Bond Portfolio	Prudential High Yield Bond Portfolio	Prudential Value Portfolio (Class I)	Prudential Jennison Portfolio (Class I)	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,391)	$(6,901)	$(4,982)	$(26,120)	$(1,216)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,087	(201)	(13,314)	593,249	5,085
Net change in unrealized appreciation (depreciation) on investments	66,637	107,117	127,072	2,019,600	105,807

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	72,333	100,015	108,776	2,586,729	109,676

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	164,701	351,681	426,232	709,686	67,138
Policy loans, net of repayments and interest	(381)	930	(372)	3,229	(694)
Surrenders, withdrawals and death benefits	(17,995)	(42,656)	(15,517)	(320,558)	—
Net transfers between other subaccounts
or fixed rate option	81,993	32,552	168,606	(180,980)	(13,180)
Miscellaneous transactions	(20,121)	(10,836)	(85)	(1,032)	122
Other charges	(150,594)	(350,261)	(321,384)	(885,031)	(57,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	57,603	(18,590)	257,480	(674,686)	(4,332)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	129,936	81,425	366,256	1,912,043	105,344

NET ASSETS
Beginning of period	824,371	1,580,617	1,766,966	5,178,161	688,352
End of period	$954,307	$1,662,042	$2,133,222	$7,090,204	$793,696

Beginning units	255,907	46,152	337,998	138,753	202,453
Units issued	52,822	13,696	66,323	28,981	15,625
Units redeemed	(18,466)	(14,332)	(15,887)	(45,567)	(17,675)
Ending units	290,263	45,516	388,434	122,167	200,403
The accompanying notes are integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price New America Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$551	$36	$7,070	$(55,714)	$(13,223)
Capital gains distributions received	2,668	2,154	9,827	952,180	591,326
Net realized gain (loss) on shares redeemed	4,301	(415)	(5,014)	(62,980)	8,360
Net change in unrealized appreciation (depreciation) on investments	709	35,319	(11,533)	1,940,513	604,391

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,229	37,094	350	2,773,999	1,190,854

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	40,028	18,873	48,921	1,784,739	696,685
Policy loans, net of repayments and interest	—	—	—	(1,376)	(2,836)
Surrenders, withdrawals and death benefits	(18,433)	(1)	(13,316)	(578,746)	(82,742)
Net transfers between other subaccounts
or fixed rate option	(1,643)	(947)	(3,821)	168,282	458,689
Miscellaneous transactions	(10)	(3)	36	(1,029)	10,637
Other charges	(38,879)	(14,158)	(48,123)	(1,918,327)	(549,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(18,937)	3,764	(16,303)	(546,457)	531,081

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,708)	40,858	(15,953)	2,227,542	1,721,935

NET ASSETS
Beginning of period	76,875	145,074	439,118	12,722,673	2,266,455
End of period	$66,167	$185,932	$423,165	$14,950,215	$3,988,390

Beginning units	2,710	6,593	9,396	156,854	54,187
Units issued	1,417	845	1,314	33,007	36,905
Units redeemed	(2,045)	(695)	(1,701)	(40,304)	(24,749)
Ending units	2,082	6,743	9,009	149,557	66,343
The accompanying notes are integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Small Capitalization Stock Portfolio	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,265)	$2,649	$170,543	$943	$(23)
Capital gains distributions received	—	—	219,575	19,412	4,382
Net realized gain (loss) on shares redeemed	19,803	526	(238,789)	30,409	1,029
Net change in unrealized appreciation (depreciation) on investments	337,756	3,744	(119,985)	11,679	10,604

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	343,294	6,919	31,344	62,443	15,992

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	678,499	30,072	1,703,112	38,112	20,649
Policy loans, net of repayments and interest	(7,704)	—	21,425	—	161
Surrenders, withdrawals and death benefits	(103,453)	—	(349,118)	(61,248)	(5,531)
Net transfers between other subaccounts
or fixed rate option	(38,890)	(1,242)	205,883	(1,271)	—
Miscellaneous transactions	(101)	7	(220)	99	4
Other charges	(551,449)	(33,226)	(1,811,029)	(44,498)	(23,785)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(23,098)	(4,389)	(229,947)	(68,806)	(8,502)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	320,196	2,530	(198,603)	(6,363)	7,490

NET ASSETS
Beginning of period	3,697,061	84,415	10,562,169	372,456	52,740
End of period	$4,017,257	$86,945	$10,363,566	$366,093	$60,230

Beginning units	54,605	3,328	292,487	16,194	1,714
Units issued	17,522	1,163	75,652	1,767	656
Units redeemed	(18,419)	(1,317)	(83,176)	(4,643)	(891)
Ending units	53,708	3,174	284,963	13,318	1,479

The accompanying notes are integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	DWS Government & Agency Securities VIP (Class A)	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	2/28/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$519	$(108)	$(25,683)	$—	$(14,558)
Capital gains distributions received	—	3,160	487,551	—	—
Net realized gain (loss) on shares redeemed	19	(1,350)	138,330	245	73,057
Net change in unrealized appreciation (depreciation) on investments	8,695	1,784	591,917	(220)	268,559

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,233	3,486	1,192,115	25	327,058

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	38,361	24,820	802,413	—	666,069
Policy loans, net of repayments and interest	(179)	385	(6,748)	—	(1,793)
Surrenders, withdrawals and death benefits	(3,934)	(270)	(329,158)	—	(254,907)
Net transfers between other subaccounts
or fixed rate option	(493)	1	(372,345)	(5,987)	516,741
Miscellaneous transactions	19	40	(315)	—	(198)
Other charges	(39,079)	(25,147)	(916,226)	(281)	(735,357)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(5,305)	(171)	(822,379)	(6,268)	190,555

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,928	3,315	369,736	(6,243)	517,613

NET ASSETS
Beginning of period	62,069	47,908	7,454,065	6,243	3,225,826
End of period	$65,997	$51,223	$7,823,801	$—	$3,743,439

Beginning units	2,344	1,252	160,008	351	122,382
Units issued	1,617	778	25,944	—	51,874
Units redeemed	(1,808)	(770)	(44,732)	(351)	(46,231)
Ending units	2,153	1,260	141,220	—	128,025

** Date subaccount was no longer available for investment.

The accompanying notes are integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	BNY Mellon VIF, International Equity Portfolio (Initial Shares)	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	4/30/2020**	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,192)	$19,408	$6,076	$42,757	$13,780
Capital gains distributions received	—	—	53,740	—	55,072
Net realized gain (loss) on shares redeemed	(1,608)	(120,021)	(81,956)	(70,699)	(12,492)
Net change in unrealized appreciation (depreciation) on investments	270,953	(229,232)	12,593	(1,273)	147,716

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	265,153	(329,845)	(9,547)	(29,215)	204,076

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	229,477	75,612	259,724	557,215	560,075
Policy loans, net of repayments and interest	200	—	85	(474)	900
Surrenders, withdrawals and death benefits	(30,772)	(11,878)	(12,808)	(56,578)	(23,153)
Net transfers between other subaccounts
or fixed rate option	46,906	(1,264,490)	7,497	86,091	72,450
Miscellaneous transactions	(81)	(28)	9	(60)	(2,553)
Other charges	(180,811)	(105,992)	(169,123)	(458,648)	(514,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	64,919	(1,306,776)	85,384	127,546	93,170

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	330,072	(1,636,621)	75,837	98,331	297,246

NET ASSETS
Beginning of period	855,009	1,636,621	805,122	2,383,331	1,447,395
End of period	$1,185,081	$—	$880,959	$2,481,662	$1,744,641

Beginning units	27,196	90,106	29,153	155,548	60,287
Units issued	10,066	11,262	16,416	67,816	29,668
Units redeemed	(8,341)	(101,368)	(13,260)	(58,537)	(26,224)
Ending units	28,921	—	32,309	164,827	63,731

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Natural Resources Portfolio (Class I)	T. Rowe Price International Stock Portfolio	PIMCO Long-Term U.S. Government Portfolio (Administrative Class)	DWS Capital Growth VIP (Class A)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	4/28/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(77)	$(47)	$74	$165	$4,098
Capital gains distributions received	—	—	2,068	—	55,697
Net realized gain (loss) on shares redeemed	1	(12)	(144)	10,482	17,704
Net change in unrealized appreciation (depreciation) on investments	1,165	1,455	5,666	(5,242)	186,185

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,089	1,396	7,664	5,405	263,684

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	3,195	500	10,737	—	2,344
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(865)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	(145,482)
Miscellaneous transactions	—	—	14	—	39
Other charges	(2,820)	(501)	(4,236)	—	(8,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	375	(1)	5,650	—	(151,230)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	(28,944)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,464	1,395	13,314	(23,539)	112,454

NET ASSETS
Beginning of period	16,241	11,867	39,550	23,539	747,465
End of period	$17,705	$13,262	$52,864	$—	$859,919

Beginning units	1,130	1,001	1,313	9,972	209,388
Units issued	211	49	404	—	577
Units redeemed	(187)	(49)	(176)	(9,972)	(36,716)
Ending units	1,154	1,001	1,541	—	173,249

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS International Growth Portfolio (Class A)	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. International Growth Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$1,119	$279	$591	$1,518	$1,324
Capital gains distributions received	896	195	5,601	6,018	1,276
Net realized gain (loss) on shares redeemed	(162)	50	585	(62)	(17)
Net change in unrealized appreciation (depreciation) on investments	(4,443)	804	14,976	8,828	5,232

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,590)	1,328	21,753	16,302	7,815

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	6,961	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	(1,284)	(528)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	18,335	—	—
Miscellaneous transactions	—	—	(1)	—	—
Other charges	(589)	(188)	(5,695)	(2,038)	(753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(589)	(1,472)	19,072	(2,038)	(753)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,179)	(144)	40,825	14,264	7,062

NET ASSETS
Beginning of period	55,952	16,444	51,209	121,554	56,974
End of period	$52,773	$16,300	$92,034	$135,818	$64,036

Beginning units	27,527	1,265	2,931	62,578	33,582
Units issued	—	—	1,780	—	—
Units redeemed	(351)	(105)	(639)	(1,036)	(471)
Ending units	27,176	1,160	4,072	61,542	33,111

The accompanying notes are integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$13,187	$(214)	$720	$2,429	$1,939
Capital gains distributions received	—	29,093	—	—	7,845
Net realized gain (loss) on shares redeemed	(537)	2,973	(24)	(128)	(2,327)
Net change in unrealized appreciation (depreciation) on investments	(21,216)	181,860	23,433	(627)	12,682

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,566)	213,712	24,129	1,674	20,139

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	—	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	(114,040)	—	—	52,016
Miscellaneous transactions	—	25,514	—	—	(30,127)
Other charges	(2,771)	(4,223)	(2,042)	(629)	(1,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(2,771)	(92,749)	(2,042)	(629)	20,746

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,337)	120,963	22,087	1,045	40,885

NET ASSETS
Beginning of period	162,726	598,215	137,039	49,858	164,320
End of period	$151,389	$719,178	$159,126	$50,903	$205,205

Beginning units	83,938	194,142	56,283	27,794	79,133
Units issued	—	8,062	—	—	31,716
Units redeemed	(1,494)	(37,402)	(916)	(358)	(19,499)
Ending units	82,444	164,802	55,367	27,436	91,350
The accompanying notes are integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$586	$892	$145	$862	$15,299
Capital gains distributions received	—	3,307	497	4,037	3,009
Net realized gain (loss) on shares redeemed	—	(29)	241	(37)	3,444
Net change in unrealized appreciation (depreciation) on investments	—	7,636	26,157	5,441	140,013

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	586	11,806	27,040	10,303	161,765

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	8,202	—	—	—	13,542
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	42,976	—	—	—	(37,004)
Miscellaneous transactions	—	—	—	—	149
Other charges	(2,218)	(1,108)	(1,344)	(1,020)	(13,336)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	48,960	(1,108)	(1,344)	(1,020)	(36,649)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,546	10,698	25,696	9,283	125,116

NET ASSETS
Beginning of period	207,997	75,644	89,726	70,037	926,540
End of period	$257,543	$86,342	$115,422	$79,320	$1,051,656

Beginning units	185,989	36,622	32,598	35,909	331,559
Units issued	52,137	—	—	—	6,925
Units redeemed	(8,479)	(534)	(448)	(518)	(19,898)
Ending units	229,647	36,088	32,150	35,391	318,586

The accompanying notes are integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)	Royce Small-Cap Portfolio (Investment Class)	AB VPS Small Cap Growth Portfolio (Class A)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/28/2020**

OPERATIONS
Net investment income (loss)	$918	$490	$—	$540	$—
Capital gains distributions received	—	4,533	523	982	—
Net realized gain (loss) on shares redeemed	(2)	(112)	(54)	(789)	15,648
Net change in unrealized appreciation (depreciation) on investments	1,343	4,406	7,391	(2,727)	(17,813)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,259	9,317	7,860	(1,994)	(2,165)

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	5,305	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,257)	(447)	(330)	(1,242)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,257)	(447)	(330)	4,063	—

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	(34,698)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,002	8,870	7,530	2,069	(36,863)

NET ASSETS
Beginning of period	76,080	48,714	33,553	58,553	36,863
End of period	$77,082	$57,584	$41,083	$60,622	$—

Beginning units	52,036	20,455	22,528	29,205	10,008
Units issued	—	—	—	4,073	—
Units redeemed	(846)	(209)	(246)	(712)	(10,008)
Ending units	51,190	20,246	22,282	32,566	—

** Date subaccount was no longer available for investment.
The accompanying notes are integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$877	$6,751	$1,597	$—	$197
Capital gains distributions received	21,861	28,712	6,575	—	—
Net realized gain (loss) on shares redeemed	(3,403)	(2,215)	(84)	650	160
Net change in unrealized appreciation (depreciation) on investments	46,945	23,099	14,334	14,114	552

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	66,280	56,347	22,422	14,764	909

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	5,976	5,976	—	—	5,035
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	(1,268)
Net transfers between other subaccounts
or fixed rate option	(10,250)	54,723	—	—	—
Miscellaneous transactions	139	25,061	—	—	—
Other charges	(2,093)	(5,497)	(2,302)	(2,948)	(5,516)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(6,228)	80,263	(2,302)	(2,948)	(1,749)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,052	136,610	20,120	11,816	(840)

NET ASSETS
Beginning of period	253,700	533,298	136,160	165,574	11,534
End of period	$313,752	$669,908	$156,280	$177,390	$10,694

Beginning units	112,951	225,047	65,609	89,289	652
Units issued	6,717	59,625	—	—	276
Units redeemed	(9,888)	(15,922)	(1,113)	(1,591)	(365)
Ending units	109,780	268,750	64,496	87,698	563

The accompanying notes are integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)	Lazard Retirement International Equity Portfolio (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	2/25/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$604	$161	$(61)	$(1)	$6,728
Capital gains distributions received	11,822	2,017	—	16	11,654
Net realized gain (loss) on shares redeemed	42	(968)	7	214	(1,708)
Net change in unrealized appreciation (depreciation) on investments	33,231	4,035	(443)	(130)	95,376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,699	5,245	(497)	99	112,050

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	20,166	11,140	1,409	1,477	56,829
Policy loans, net of repayments and interest	—	—	—	—	(178)
Surrenders, withdrawals and death benefits	—	—	—	(654)	(18,042)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	289,186
Miscellaneous transactions	5	40	—	—	(2)
Other charges	(19,008)	(10,890)	(1,391)	(1,706)	(25,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	1,163	290	18	(883)	302,476

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	10,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,862	5,535	(479)	(784)	424,526

NET ASSETS
Beginning of period	183,289	36,051	15,113	1,142	—
End of period	$230,151	$41,586	$14,634	$358	$424,526

Beginning units	5,754	836	1,002	36	—
Units issued	626	311	103	52	41,388
Units redeemed	(586)	(295)	(101)	(79)	(5,226)
Ending units	5,794	852	1,004	9	36,162

* Date subaccount became available for investment.

The accompanying notes are integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

SUBACCOUNT
PIMCO All Asset Portfolio (Administrative Class)
2/25/2020*
to
12/31/2020

OPERATIONS
Net investment income (loss)	$487
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(2)
Net change in unrealized appreciation (depreciation) on investments	414

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	899

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—
Policy loans, net of repayments and interest	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	—
Miscellaneous transactions	—
Other charges	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	—

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	9,963

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,862

NET ASSETS
Beginning of period	—
End of period	$10,862

Beginning units	—
Units issued	1,000
Units redeemed	—
Ending units	1,000

* Date subaccount became available for investment.
The accompanying notes are integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Stock Index Portfolio	Prudential Equity Portfolio (Class I)	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$68,862	$(29,675)	$(122,397)	$(36,233)	$21,503
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	71,041	620,073	553,758	(4,639)
Net change in unrealized appreciation (depreciation) on investments	—	1,110,229	6,617,125	1,540,847	28,397

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	68,862	1,151,595	7,114,801	2,058,372	45,261

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	2,163,514	1,135,417	2,861,046	1,034,292	376,286
Policy loans, net of repayments and interest	(436)	4,430	(39,606)	(4,052)	(3,986)
Surrenders, withdrawals and death benefits	(358,867)	(183,745)	(2,065,154)	(759,590)	(195,293)
Net transfers between other subaccounts
or fixed rate option	638,005	142,521	766,506	27,216	102,286
Miscellaneous transactions	188	26	(53)	59	(4)
Other charges	(2,205,983)	(1,135,669)	(3,652,229)	(1,265,134)	(395,501)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	236,421	(37,020)	(2,129,490)	(967,209)	(116,212)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	305,283	1,114,575	4,985,311	1,091,163	(70,951)

NET ASSETS
Beginning of period	4,620,359	5,987,900	24,133,565	7,594,111	1,434,528
End of period	$4,925,642	$7,102,475	$29,118,876	$8,685,274	$1,363,577

Beginning units	345,924	222,375	844,014	440,274	96,371
Units issued	229,223	46,541	131,118	49,185	32,923
Units redeemed	(211,685)	(47,911)	(194,803)	(222,062)	(40,551)
Ending units	363,462	221,005	780,329	267,397	88,743
The accompanying notes are integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	DWS High Income VIP (Class A)	MFS® Research Series (Initial Class)	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	Templeton Foreign VIP Fund (Class 2)	Templeton Developing Markets VIP Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$215,081	$36,703	$(16,763)	$58,087	$23,117
Capital gains distributions received	—	1,118,440	667,259	46,848	—
Net realized gain (loss) on shares redeemed	(37,502)	(17,999)	(66,659)	2,029	80,185
Net change in unrealized appreciation (depreciation) on investments	385,168	1,839,035	123,001	407,252	844,181

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	562,747	2,976,179	706,838	514,216	947,483

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	692,240	930,911	—	990,966	818,281
Policy loans, net of repayments and interest	166	3,797	(310)	(5,474)	12,973
Surrenders, withdrawals and death benefits	(180,064)	(417,068)	(215,597)	(208,486)	(249,555)
Net transfers between other subaccounts
or fixed rate option	138,822	96,752	(56,416)	157,727	(12,473)
Miscellaneous transactions	11	(246)	73	558	606
Other charges	(809,201)	(1,224,270)	(244,975)	(1,049,184)	(934,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(158,026)	(610,124)	(517,225)	(113,893)	(364,527)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	404,721	2,366,055	189,613	400,323	582,956

NET ASSETS
Beginning of period	3,793,393	9,421,989	3,515,255	4,383,996	3,781,429
End of period	$4,198,114	$11,788,044	$3,704,868	$4,784,319	$4,364,385

Beginning units	155,403	334,343	134,818	252,332	113,724
Units issued	34,870	37,636	343	70,130	29,520
Units redeemed	(40,955)	(55,969)	(17,964)	(76,663)	(39,193)
Ending units	149,318	316,010	117,197	245,799	104,051
The accompanying notes are integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Diversified Bond Portfolio	Prudential High Yield Bond Portfolio	Prudential Value Portfolio (Class I)	Prudential Jennison Portfolio (Class I)	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,414)	$(6,636)	$(4,521)	$(21,478)	$(1,144)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,935	4,932	21,644	254,286	35,560
Net change in unrealized appreciation (depreciation) on investments	68,122	214,412	361,973	1,088,010	147,566

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	74,643	212,708	379,096	1,320,818	181,982

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	156,714	349,181	333,705	687,897	71,352
Policy loans, net of repayments and interest	(1,446)	(1,547)	(1,142)	(254)	(1,869)
Surrenders, withdrawals and death benefits	(23,248)	(30,116)	(151,038)	(294,451)	(65,517)
Net transfers between other subaccounts
or fixed rate option	97,309	64,971	55,121	115,815	(84,144)
Miscellaneous transactions	(129)	(9)	61	392	63
Other charges	(142,443)	(365,379)	(344,284)	(854,449)	(59,270)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	86,757	17,101	(107,577)	(345,050)	(139,385)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	161,400	229,809	271,519	975,768	42,597

NET ASSETS
Beginning of period	662,971	1,350,808	1,495,447	4,202,393	645,755
End of period	$824,371	$1,580,617	$1,766,966	$5,178,161	$688,352

Beginning units	202,159	45,681	401,867	149,500	265,330
Units issued	63,081	13,685	38,343	29,716	11,827
Units redeemed	(9,333)	(13,214)	(102,212)	(40,463)	(74,704)
Ending units	255,907	46,152	337,998	138,753	202,453
The accompanying notes are integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	American Century VP Balanced Fund (Class I)	American Century VP International Fund (Class I)	American Century VP Value Fund (Class I)	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	T. Rowe Price New America Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$835	$515	$6,619	$(37,941)	$(360)
Capital gains distributions received	1,764	6,599	22,532	889,517	145,062
Net realized gain (loss) on shares redeemed	2,777	(1,083)	(101)	(7,336)	(9,164)
Net change in unrealized appreciation (depreciation) on investments	8,488	25,306	62,810	2,289,605	432,208

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,864	31,337	91,860	3,133,845	567,746

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	40,445	14,810	47,638	1,678,290	498,670
Policy loans, net of repayments and interest	—	—	—	31,280	279
Surrenders, withdrawals and death benefits	(17,430)	—	(14)	(843,937)	(67,177)
Net transfers between other subaccounts
or fixed rate option	—	—	—	304,617	138,752
Miscellaneous transactions	(2)	—	46	(399)	59
Other charges	(38,609)	(12,142)	(46,788)	(2,048,105)	(523,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(15,596)	2,668	882	(878,254)	46,882

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,732)	34,005	92,742	2,255,591	614,628

NET ASSETS
Beginning of period	78,607	111,069	346,376	10,467,082	1,651,827
End of period	$76,875	$145,074	$439,118	$12,722,673	$2,266,455

Beginning units	3,307	6,454	9,374	168,686	53,055
Units issued	1,530	756	1,194	31,988	19,728
Units redeemed	(2,127)	(617)	(1,172)	(43,820)	(18,596)
Ending units	2,710	6,593	9,396	156,854	54,187
The accompanying notes are integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Small Capitalization Stock Portfolio	MFS® Total Return Bond Series (Initial Class)	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Janus Henderson VIT Global Research Portfolio (Institutional Shares)	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,719)	$2,560	$184,924	$1,958	$1
Capital gains distributions received	—	—	622,411	21,564	4,658
Net realized gain (loss) on shares redeemed	119,584	286	(63,773)	2,100	188
Net change in unrealized appreciation (depreciation) on investments	574,205	5,027	1,497,732	60,602	8,568

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	678,070	7,873	2,241,294	86,224	13,415

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	615,813	43,430	1,632,463	41,261	23,672
Policy loans, net of repayments and interest	8,934	—	5,628	—	(95)
Surrenders, withdrawals and death benefits	(360,644)	(1,483)	(551,667)	(21,105)	(241)
Net transfers between other subaccounts
or fixed rate option	106,972	—	239,500	—	—
Miscellaneous transactions	(61)	6	(151)	87	19
Other charges	(632,291)	(44,887)	(1,985,856)	(46,989)	(21,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(261,277)	(2,934)	(660,083)	(26,746)	1,398

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	416,793	4,939	1,581,211	59,478	14,813

NET ASSETS
Beginning of period	3,280,268	79,476	8,980,958	312,978	37,927
End of period	$3,697,061	$84,415	$10,562,169	$372,456	$52,740

Beginning units	59,049	3,437	312,985	17,484	1,663
Units issued	14,476	1,795	63,838	2,033	875
Units redeemed	(18,920)	(1,904)	(84,336)	(3,323)	(824)
Ending units	54,605	3,328	292,487	16,194	1,714
The accompanying notes are integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	DWS Government & Agency Securities VIP (Class A)	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$761	$(194)	$(18,060)	$566	$(13,982)
Capital gains distributions received	—	847	417,665	—	—
Net realized gain (loss) on shares redeemed	(146)	(171)	46,074	(1,910)	43,761
Net change in unrealized appreciation (depreciation) on investments	11,501	10,124	1,600,798	2,028	478,898

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,116	10,606	2,046,477	684	508,677

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	40,770	26,141	801,479	6,107	665,079
Policy loans, net of repayments and interest	(981)	(172)	23,276	—	(752)
Surrenders, withdrawals and death benefits	(291)	(18)	(549,275)	—	(215,877)
Net transfers between other subaccounts
or fixed rate option	2,394	—	169,834	—	162,580
Miscellaneous transactions	24	30	(62)	(1)	(144)
Other charges	(36,568)	(24,873)	(1,052,172)	(6,459)	(789,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	5,348	1,108	(606,920)	(353)	(178,640)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	(15,021)	(25,774)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,464	11,714	1,439,557	(14,690)	304,263

NET ASSETS
Beginning of period	44,605	36,194	6,014,508	20,933	2,921,563
End of period	$62,069	$47,908	$7,454,065	$6,243	$3,225,826

Beginning units	2,130	1,224	174,162	10,369	139,705
Units issued	1,836	752	27,884	354	35,830
Units redeemed	(1,622)	(724)	(42,038)	(10,372)	(53,153)
Ending units	2,344	1,252	160,008	351	122,382
The accompanying notes are integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	BNY Mellon VIF, International Equity Portfolio (Initial Shares)	DWS Small Mid Cap Value VIP (Class A)	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	T. Rowe Price Moderate Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,351)	$13,655	$2,007	$9,531	$20,225
Capital gains distributions received	—	130,567	51,299	—	36,775
Net realized gain (loss) on shares redeemed	(2,013)	(8,562)	(29,370)	(5,264)	(10,981)
Net change in unrealized appreciation (depreciation) on investments	186,820	139,656	107,328	365,109	181,042

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	181,456	275,316	131,264	369,376	227,061

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	190,367	378,182	224,639	490,038	520,650
Policy loans, net of repayments and interest	(10)	1,232	303	17,122	2,445
Surrenders, withdrawals and death benefits	(3,848)	(101,549)	(14,324)	(114,984)	(51,787)
Net transfers between other subaccounts
or fixed rate option	57,801	18,026	36,675	(38,180)	112,395
Miscellaneous transactions	11	27	(95)	89	13
Other charges	(191,113)	(380,806)	(189,399)	(523,676)	(538,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	53,208	(84,888)	57,799	(169,591)	45,716

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	234,664	190,428	189,063	199,785	272,777

NET ASSETS
Beginning of period	620,345	1,446,193	616,059	2,183,546	1,174,618
End of period	$855,009	$1,636,621	$805,122	$2,383,331	$1,447,395

Beginning units	25,329	95,177	26,987	167,624	58,356
Units issued	9,446	30,253	11,865	47,737	30,582
Units redeemed	(7,579)	(35,324)	(9,699)	(59,813)	(28,651)
Ending units	27,196	90,106	29,153	155,548	60,287
The accompanying notes are integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Natural Resources Portfolio (Class I)	T. Rowe Price International Stock Portfolio	PIMCO Long-Term U.S. Government Portfolio (Administrative Class)	DWS Capital Growth VIP (Class A)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(71)	$(52)	$725	$3,021	$2,413
Capital gains distributions received	—	—	1,574	—	61,956
Net realized gain (loss) on shares redeemed	1	(3)	(313)	27,088	(415)
Net change in unrealized appreciation (depreciation) on investments	1,008	1,154	6,386	(8,871)	118,376

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	938	1,099	8,372	21,238	182,330

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	2,533	693	5,366	—	13,000
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(390)	(93,288)	—
Net transfers between other subaccounts
or fixed rate option	—	—	27	(48,459)	97,309
Miscellaneous transactions	—	—	(20)	(1)	136
Other charges	(2,475)	(694)	(4,179)	(1,755)	(6,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	58	(1)	804	(143,503)	103,534

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	996	1,098	9,176	(122,265)	285,864

NET ASSETS
Beginning of period	15,245	10,769	30,374	145,804	461,601
End of period	$16,241	$11,867	$39,550	$23,539	$747,465

Beginning units	1,125	1,001	1,283	69,990	177,264
Units issued	181	60	199	18,820	34,178
Units redeemed	(176)	(60)	(169)	(78,838)	(2,054)
Ending units	1,130	1,001	1,313	9,972	209,388

The accompanying notes are integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund (Class 2)	PIMCO Total Return Portfolio (Administrative Class)	AB VPS International Growth Portfolio (Class A)	Fidelity® VIP Freedom 2015 Portfolio (Service Class)	Invesco V.I. International Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$846	$413	$60	$2,317	$833
Capital gains distributions received	5,315	—	1,231	8,000	3,365
Net realized gain (loss) on shares redeemed	(24)	(6)	6,169	(92)	5
Net change in unrealized appreciation (depreciation) on investments	4,900	803	6,095	8,676	8,560

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,037	1,210	13,555	18,901	12,763

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	—	—
Policy loans, net of repayments and interest	—	—	(553)	—	—
Surrenders, withdrawals and death benefits	—	—	(2,533)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	(2,686)	—	—
Miscellaneous transactions	—	—	—	—	—
Other charges	(646)	(209)	(4,484)	(1,871)	(722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(646)	(209)	(10,256)	(1,871)	(722)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	(11,423)	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,391	1,001	(8,124)	17,030	12,041

NET ASSETS
Beginning of period	45,561	15,443	59,333	104,524	44,933
End of period	$55,952	$16,444	$51,209	$121,554	$56,974

Beginning units	27,877	1,282	13,584	63,612	34,052
Units issued	—	—	2	—	—
Units redeemed	(350)	(17)	(10,655)	(1,034)	(470)
Ending units	27,527	1,265	2,931	62,578	33,582
The accompanying notes are integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	Fidelity® VIP Mid Cap Portfolio (Service Class)	Franklin Strategic Income VIP Fund (Class 2)	Fidelity® VIP Value Strategies Portfolio (Service Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$11,597	$(181)	$2,413	$2,474	$3,293
Capital gains distributions received	—	39,393	50,727	—	27,300
Net realized gain (loss) on shares redeemed	(167)	(350)	(21,521)	(91)	4,799
Net change in unrealized appreciation (depreciation) on investments	(8,163)	100,597	57,183	1,367	40,172

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,267	139,459	88,802	3,750	75,564

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	9,500	—	—	1,500
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(295,505)	—	(63,574)
Net transfers between other subaccounts
or fixed rate option	—	34,461	(119,060)	—	(105,532)
Miscellaneous transactions	—	134	(1)	—	—
Other charges	(2,890)	(4,115)	(6,634)	(627)	(2,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(2,890)	39,980	(421,200)	(627)	(170,400)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	377	179,439	(332,398)	3,123	(94,836)

NET ASSETS
Beginning of period	162,349	418,776	469,437	46,735	259,156
End of period	$162,726	$598,215	$137,039	$49,858	$164,320

Beginning units	85,429	179,288	237,819	28,152	167,600
Units issued	—	16,287	8,752	—	3,805
Units redeemed	(1,491)	(1,433)	(190,288)	(358)	(92,272)
Ending units	83,938	194,142	56,283	27,794	79,133
The accompanying notes are integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)	Fidelity® VIP Freedom 2020 Portfolio (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$8,091	$1,362	$1,115	$1,314	$16,225
Capital gains distributions received	—	1,936	94,232	3,465	13,221
Net realized gain (loss) on shares redeemed	—	(8)	59,211	(33)	13,529
Net change in unrealized appreciation (depreciation) on investments	—	10,305	27,315	7,025	194,012

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,091	13,595	181,873	11,771	236,987

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	7,000	—	—	—	20,273
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,042,430)	—	(210,329)	—	—
Net transfers between other subaccounts
or fixed rate option	1,081,459	—	(608,349)	—	(112,338)
Miscellaneous transactions	(180)	—	(1)	—	63
Other charges	(6,448)	(1,015)	(8,543)	(935)	(12,600)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	39,401	(1,015)	(827,222)	(935)	(104,602)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,492	12,580	(645,349)	10,836	132,385

NET ASSETS
Beginning of period	160,505	63,064	735,075	59,201	794,155
End of period	$207,997	$75,644	$89,726	$70,037	$926,540

Beginning units	146,270	37,156	351,045	36,427	372,787
Units issued	1,028,765	—	14,306	—	8,192
Units redeemed	(989,046)	(534)	(332,753)	(518)	(49,420)
Ending units	185,989	36,622	32,598	35,909	331,559

The accompanying notes are integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	PIMCO Low Duration Portfolio (Administrative Class)	DWS Small Cap Index VIP (Class A)	Royce Micro-Cap Portfolio (Investment Class)	Royce Small-Cap Portfolio (Investment Class)	AB VPS Small Cap Growth Portfolio (Class A)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$2,087	$471	$—	$377	$—
Capital gains distributions received	—	3,880	2,985	6,774	22,809
Net realized gain (loss) on shares redeemed	(15)	(31)	(13)	(337)	21,785
Net change in unrealized appreciation (depreciation) on investments	900	5,549	2,545	1,973	(12,575)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,972	9,869	5,517	8,787	32,019

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	—	—	—	5,273	—
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	(159,211)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	62,890
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,213)	(454)	(336)	(1,363)	(1,646)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(1,213)	(454)	(336)	3,910	(97,967)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,759	9,415	5,181	12,697	(65,948)

NET ASSETS
Beginning of period	74,321	39,299	28,372	45,856	102,811
End of period	$76,080	$48,714	$33,553	$58,553	$36,863

Beginning units	52,879	20,664	22,774	27,141	38,074
Units issued	—	—	—	2,694	20,079
Units redeemed	(843)	(209)	(246)	(630)	(48,145)
Ending units	52,036	20,455	22,528	29,205	10,008
The accompanying notes are integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund (Series I)	Franklin Small Cap Value VIP Fund (Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class)	AST Preservation Asset Allocation Portfolio	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$—	$5,803	$2,416	$—	$234
Capital gains distributions received	29,791	92,448	4,363	—	—
Net realized gain (loss) on shares redeemed	(7,388)	(23,602)	(43)	495	(13)
Net change in unrealized appreciation (depreciation) on investments	35,728	43,372	20,195	20,996	608

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,131	118,021	26,931	21,491	829

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	11,508	10,724	—	—	5,331
Policy loans, net of repayments and interest	—	—	—	—	—
Surrenders, withdrawals and death benefits	(8,114)	—	—	—	(14)
Net transfers between other subaccounts
or fixed rate option	(60,156)	(68,284)	—	—	—
Miscellaneous transactions	23	25	—	—	—
Other charges	(2,357)	(5,755)	(2,101)	(2,788)	(4,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(59,096)	(63,290)	(2,101)	(2,788)	337

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(965)	54,731	24,830	18,703	1,166

NET ASSETS
Beginning of period	254,665	478,567	111,330	146,871	10,368
End of period	$253,700	$533,298	$136,160	$165,574	$11,534

Beginning units	143,438	255,081	66,719	90,877	631
Units issued	5,608	5,073	—	—	311
Units redeemed	(36,095)	(35,107)	(1,110)	(1,588)	(290)
Ending units	112,951	225,047	65,609	89,289	652
The accompanying notes are integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	AST Cohen & Steers Realty Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$724	$(17)	$(63)	$2
Capital gains distributions received	12,285	3,876	—	75
Net realized gain (loss) on shares redeemed	(43)	(406)	21	110
Net change in unrealized appreciation (depreciation) on investments	32,559	3,588	3,586	251

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,525	7,041	3,544	438

CONTRACTHOLDER TRANSACTIONS
Participant or contractholder net payments	19,986	10,211	1,187	640
Policy loans, net of repayments and interest	—	—	—	—
Surrenders, withdrawals and death benefits	(12,633)	(13)	—	—
Net transfers between other subaccounts
or fixed rate option	—	—	—	1,302
Miscellaneous transactions	22	(5)	—	—
Other charges	(18,776)	(10,241)	(1,181)	(1,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACTHOLDER
TRANSACTIONS	(11,401)	(48)	6	704

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,124	6,993	3,550	1,142

NET ASSETS
Beginning of period	149,165	29,058	11,563	—
End of period	$183,289	$36,051	$15,113	$1,142

Beginning units	6,142	835	1,002	—
Units issued	715	261	85	101
Units redeemed	(1,103)	(260)	(85)	(65)
Ending units	5,754	836	1,002	36
The accompanying notes are integral part of these financial statements.
A44

NOTES TO FINANCIAL STATEMENTS OF
THE GROUP VARIABLE UNIVERSAL LIFE AND PRUBENEFIT SELECT SUBACCOUNTS OF
THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
December 31, 2020

Note 1:    General

The Prudential Variable Contract Account GI-2 (the “Account”) was established under the laws of the State of New Jersey on June 14, 1988 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of Group Variable Universal Life and PruBenefit Select contracts (individually, a “contract or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for group insurance contracts which are generally issued to employers, associations, sponsoring organizations or trusts (individually, a “contractholder" and collectively, the “contractholders”) who make contributions on behalf of their employees or members. A person for whom contributions have been made and to whom contributions remain credited under a Group Variable Universal Life contract is a “participant.” Under a PruBenefit Select contract, the contractholder makes all premium contributions and is generally the sole beneficiary of the death benefits.

The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	T. Rowe Price Mid-Cap Growth Portfolio
(Class I)	(Mid-Cap Growth Class)
Prudential Flexible Managed Portfolio	T. Rowe Price New America Growth Portfolio
Prudential Stock Index Portfolio	Prudential Small Capitalization Stock Portfolio
Prudential Equity Portfolio (Class I)	MFS® Total Return Bond Series (Initial Class)
Neuberger Berman AMT Short Duration Bond	T. Rowe Price Equity Income Portfolio
Portfolio (Class I)	(Equity Income Class)
DWS High Income VIP (Class A)	Janus Henderson VIT Global Research Portfolio
MFS® Research Series (Initial Class)	(Institutional Shares)
BNY Mellon VIF, Opportunistic Small Cap Portfolio	Janus Henderson VIT Research Portfolio
(Initial Shares)	(Institutional Shares)
Templeton Foreign VIP Fund (Class 2)	Janus Henderson VIT Overseas Portfolio
Templeton Developing Markets VIP Fund (Class 2)	(Institutional Shares)
Prudential Diversified Bond Portfolio	Lazard Retirement US Small-Mid Cap Equity
Prudential High Yield Bond Portfolio	Portfolio (Service Shares)
Prudential Value Portfolio (Class I)	Janus Henderson VIT Enterprise Portfolio
Prudential Jennison Portfolio (Class I)	(Institutional Shares)
Prudential Global Portfolio	DWS Government & Agency Securities VIP
American Century VP Balanced Fund (Class I)	(Class A)**
American Century VP International Fund (Class I)	Prudential Conservative Balanced Portfolio
American Century VP Value Fund (Class I)	Prudential Jennison 20/20 Focus Portfolio (Class I)

A45

Note 1:    General (continued)

BNY Mellon VIF, International Equity Portfolio	Fidelity® VIP Index 500 Portfolio (Service Class)
(Initial Shares)**	PIMCO Low Duration Portfolio (Administrative Class)
DWS Small Mid Cap Value VIP (Class A)	DWS Small Cap Index VIP (Class A)
Lazard Retirement Emerging Markets Equity	Royce Micro-Cap Portfolio (Investment Class)
Portfolio (Service Shares)	Royce Small-Cap Portfolio (Investment Class)
T. Rowe Price Moderate Allocation Portfolio	AB VPS Small Cap Growth Portfolio (Class A)**
Prudential Government Income Portfolio	Invesco V.I. Small Cap Equity Fund (Series I)
Prudential Natural Resources Portfolio (Class I)	Franklin Small Cap Value VIP Fund (Class 2)
T. Rowe Price International Stock Portfolio	Fidelity® VIP Freedom 2030 Portfolio
PIMCO Long-Term U.S. Government Portfolio	(Service Class)
(Administrative Class)**	AST Preservation Asset Allocation Portfolio
DWS Capital Growth VIP (Class A)	JPMorgan Insurance Trust Core Bond Portfolio
Franklin Mutual Global Discovery VIP Fund (Class 2)	(Class 1)
PIMCO Total Return Portfolio (Administrative Class)	JPMorgan Insurance Trust U.S. Equity Portfolio
AB VPS International Growth Portfolio (Class A)	(Class 1)
Fidelity® VIP Freedom 2015 Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio
(Service Class)	(Class 1)
Invesco V.I. International Growth Fund (Series I)	AST Cohen & Steers Realty Portfolio
Templeton Global Bond VIP Fund (Class 2)	Neuberger Berman AMT Sustainable Equity
Neuberger Berman AMT Mid Cap Growth	Portfolio (Class I)
Portfolio (Class I)	Lazard Retirement International Equity Portfolio
Fidelity® VIP Mid Cap Portfolio (Service Class)	(Service Shares)
Franklin Strategic Income VIP Fund (Class 2)	PIMCO All Asset Portfolio (Administrative Class)
Fidelity® VIP Value Strategies Portfolio	AST Neuberger Berman/LSV Mid-Cap Value
(Service Class)	Portfolio*
Fidelity® VIP Government Money Market Portfolio	Invesco V.I. Government Securities Fund (Series I)*
(Service Class)	Invesco V.I. Managed Volatility Fund (Series I)*
Fidelity® VIP Freedom 2025 Portfolio (Service Class)	Neuberger Berman AMT International Equity
Fidelity® VIP Contrafund® Portfolio (Service Class)	(Class S)*
Fidelity® VIP Freedom 2020 Portfolio (Service Class)

*    Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.

**    Subaccount liquidated during the period ended December 31, 2020.

There were no mergers during the period ended December 31, 2020.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of PruBenefit Select which invests in the Account have been discontinued. However, premium payments made by contractholders will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

A46

Note 1:    General (continued)
COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:     Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

A47

Note 4:    Taxes
Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchase and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$3,604,451	$2,131,060
Prudential Flexible Managed Portfolio	801,100	966,279
Prudential Stock Index Portfolio	3,776,364	6,315,574
Prudential Equity Portfolio (Class I)	1,034,728	1,627,703
Neuberger Berman AMT Short Duration Bond Portfolio (Class I)	347,647	351,902
DWS High Income VIP (Class A)	717,661	774,625
MFS® Research Series (Initial Class)	714,831	1,625,852
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)	51,494	674,511
Templeton Foreign VIP Fund (Class 2)	784,305	914,482
Templeton Developing Markets VIP Fund (Class 2)	696,170	790,720
Prudential Diversified Bond Portfolio	175,575	119,364
Prudential High Yield Bond Portfolio	271,626	297,117
Prudential Value Portfolio (Class I)	477,054	224,557
Prudential Jennison Portfolio (Class I)	762,926	1,463,733
Prudential Global Portfolio	61,400	66,948
American Century VP Balanced Fund (Class I)	35,782	55,058
American Century VP International Fund (Class I)	18,979	15,892
American Century VP Value Fund (Class I)	46,290	64,291
T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)	1,486,026	2,088,197
T. Rowe Price New America Growth Portfolio	1,271,535	753,677
Prudential Small Capitalization Stock Portfolio	617,514	654,878
MFS® Total Return Bond Series (Initial Class)	25,622	30,402
T. Rowe Price Equity Income Portfolio (Equity Income Class)	1,467,604	1,738,016
Janus Henderson VIT Global Research Portfolio (Institutional Shares)	28,645	98,996
Janus Henderson VIT Research Portfolio (Institutional Shares)	15,090	23,832
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	24,449	30,009
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)	18,470	18,831
Janus Henderson VIT Enterprise Portfolio (Institutional Shares)	648,911	1,501,878
DWS Government & Agency Securities VIP (Class A)	—	6,269
Prudential Conservative Balanced Portfolio	1,025,885	849,887
Prudential Jennison 20/20 Focus Portfolio (Class I)	229,448	168,720
BNY Mellon VIF, International Equity Portfolio (Initial Shares)	106,980	1,415,682
DWS Small Mid Cap Value VIP (Class A)	247,921	165,705
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)	550,576	432,211
T. Rowe Price Moderate Allocation Portfolio	446,867	360,301
Prudential Government Income Portfolio	589	290
Prudential Natural Resources Portfolio (Class I)	—	47
T. Rowe Price International Stock Portfolio	8,416	2,958
PIMCO Long-Term U.S. Government Portfolio (Administrative Class)	—	28,944
A48

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
DWS Capital Growth VIP (Class A)	$2,292	$153,522
Franklin Mutual Global Discovery VIP Fund (Class 2)	—	589
PIMCO Total Return Portfolio (Administrative Class)	—	1,547
AB VPS International Growth Portfolio (Class A)	26,999	8,222
Fidelity® VIP Freedom 2015 Portfolio (Service Class)	—	2,038
Invesco V.I. International Growth Fund (Series I)	—	753
Templeton Global Bond VIP Fund (Class 2)	—	2,772
Neuberger Berman AMT Mid Cap Growth Portfolio (Class I)	3,528	96,490
Fidelity® VIP Mid Cap Portfolio (Service Class)	—	2,042
Franklin Strategic Income VIP Fund (Class 2)	—	628
Fidelity® VIP Value Strategies Portfolio (Service Class)	52,017	31,269
Fidelity® VIP Government Money Market Portfolio (Service Class)	58,467	9,508
Fidelity® VIP Freedom 2025 Portfolio (Service Class)	—	1,108
Fidelity® VIP Contrafund® Portfolio (Service Class)	—	1,343
Fidelity® VIP Freedom 2020 Portfolio (Service Class)	—	1,020
Fidelity® VIP Index 500 Portfolio (Service Class)	13,227	49,877
PIMCO Low Duration Portfolio (Administrative Class)	—	1,256
DWS Small Cap Index VIP (Class A)	—	447
Royce Micro-Cap Portfolio (Investment Class)	—	330
Royce Small-Cap Portfolio (Investment Class)	5,155	1,092
AB VPS Small Cap Growth Portfolio (Class A)	—	34,698
Invesco V.I. Small Cap Equity Fund (Series I)	13,948	20,176
Franklin Small Cap Value VIP Fund (Class 2)	85,531	5,268
Fidelity® VIP Freedom 2030 Portfolio (Service Class)	—	2,303
AST Preservation Asset Allocation Portfolio	—	2,947
JPMorgan Insurance Trust Core Bond Portfolio (Class 1)	4,942	6,749
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)	18,197	17,897
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)	9,489	9,343
AST Cohen & Steers Realty Portfolio	110	153
Neuberger Berman AMT Sustainable Equity Portfolio (Class I)	1,477	2,364
Lazard Retirement International Equity Portfolio (Service Shares)	341,655	30,404
PIMCO All Asset Portfolio (Administrative Class)	10,000	37

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements
A49

Note 6:    Related Party Transactions (continued)

with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
A50

Note 7:    Financial Highlights

Prudential sells a number of variable life insurance products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges, which exclude Prudential's position in the Account. The summary may not reflect the minimum and maximum contract charges as contractholders may not have selected all available contract options offered by Prudential.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	474	$13.53	to	$13.53	$6,414	0.25%	0.45%	-0.15%	to	-0.15%
December 31, 2019	363	$13.55	to	$13.55	$4,926	1.89%	0.45%	1.46%	to	1.46%
December 31, 2018	346	$13.36	to	$13.36	$4,620	1.52%	0.45%	1.07%	to	1.07%
December 31, 2017	359	$13.22	to	$13.22	$4,751	0.56%	0.45%	0.11%	to	0.11%
December 31, 2016	340	$13.20	to	$13.20	$4,485	0.10%	0.45%	-0.35%	to	-0.35%

	Prudential Flexible Managed Portfolio
December 31, 2020	216	$35.06	to	$35.06	$7,583	0.00%	0.45%	9.09%	to	9.09%
December 31, 2019	221	$32.14	to	$32.14	$7,102	0.00%	0.45%	19.35%	to	19.35%
December 31, 2018	222	$26.93	to	$26.93	$5,988	0.00%	0.45%	-4.62%	to	-4.62%
December 31, 2017	226	$28.23	to	$28.23	$6,385	0.00%	0.45%	14.46%	to	14.46%
December 31, 2016	238	$24.67	to	$24.67	$5,858	0.00%	0.45%	8.04%	to	8.04%

	Prudential Stock Index Portfolio
December 31, 2020	720	$43.86	to	$43.86	$31,559	0.00%	0.45%	17.54%	to	17.54%
December 31, 2019	780	$37.32	to	$37.32	$29,119	0.00%	0.45%	30.50%	to	30.50%
December 31, 2018	844	$28.59	to	$28.59	$24,134	0.00%	0.45%	-5.05%	to	-5.05%
December 31, 2017	870	$30.12	to	$30.12	$26,211	1.56%	0.45%	20.93%	to	20.93%
December 31, 2016	889	$24.90	to	$24.90	$22,148	1.84%	0.45%	11.34%	to	11.34%

	Prudential Equity Portfolio (Class I) (4)
December 31, 2020	253	$3.50	to	$46.11	$10,423	0.00%	0.45%	28.42%	to	29.00%
December 31, 2019	267	$2.72	to	$35.91	$8,685	0.00%	0.45%	28.32%	to	28.89%
December 31, 2018	440	$2.11	to	$27.98	$7,594	0.00%	0.45%	-5.29%	to	-4.85%
December 31, 2017	462	$2.21	to	$29.55	$8,337	0.00%	0.45%	25.23%	to	25.78%
December 31, 2016	491	$1.76	to	$23.59	$7,053	0.00%	0.45%	3.32%	to	3.78%

	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
December 31, 2020	89	$15.83	to	$15.83	$1,406	2.44%	0.45%	2.99%	to	2.99%
December 31, 2019	89	$15.37	to	$15.37	$1,364	1.97%	0.45%	3.22%	to	3.22%
December 31, 2018	96	$14.89	to	$14.89	$1,435	1.64%	0.45%	0.56%	to	0.56%
December 31, 2017	92	$14.80	to	$14.80	$1,363	1.47%	0.45%	0.44%	to	0.44%
December 31, 2016	95	$14.74	to	$14.74	$1,406	1.21%	0.45%	0.77%	to	0.77%

	DWS High Income VIP (Class A)
December 31, 2020	147	$29.73	to	$29.73	$4,385	5.49%	0.45%	5.76%	to	5.76%
December 31, 2019	149	$28.12	to	$28.12	$4,198	5.77%	0.45%	15.18%	to	15.18%
December 31, 2018	155	$24.41	to	$24.41	$3,793	8.08%	0.45%	-2.96%	to	-2.96%
December 31, 2017	168	$25.15	to	$25.15	$4,234	5.95%	0.45%	7.03%	to	7.03%
December 31, 2016	173	$23.50	to	$23.50	$4,065	6.25%	0.45%	12.37%	to	12.37%

	MFS® Research Series (Initial Class)
December 31, 2020	294	$43.29	to	$43.29	$12,707	0.72%	0.45%	16.06%	to	16.06%
December 31, 2019	316	$37.30	to	$37.30	$11,788	0.79%	0.45%	32.37%	to	32.37%
December 31, 2018	334	$28.18	to	$28.18	$9,422	0.70%	0.45%	-4.81%	to	-4.81%
December 31, 2017	364	$29.60	to	$29.60	$10,779	1.35%	0.45%	22.83%	to	22.83%
December 31, 2016	382	$24.10	to	$24.10	$9,210	0.78%	0.45%	8.26%	to	8.26%

A51

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares)
December 31, 2020	97	$37.72	to	$37.72	$3,642	0.67%	0.45%	19.33%	to	19.33%
December 31, 2019	117	$31.61	to	$31.61	$3,705	0.00%	0.45%	21.24%	to	21.24%
December 31, 2018	135	$26.07	to	$26.07	$3,515	0.00%	0.45%	-19.46%	to	-19.46%
December 31, 2017	155	$32.37	to	$32.37	$5,020	0.00%	0.45%	24.14%	to	24.14%
December 31, 2016	178	$26.08	to	$26.08	$4,645	0.00%	0.45%	16.57%	to	16.57%

	Templeton Foreign VIP Fund (Class 2)
December 31, 2020	237	$19.15	to	$19.15	$4,543	3.38%	0.45%	-1.62%	to	-1.62%
December 31, 2019	246	$19.46	to	$19.46	$4,784	1.73%	0.45%	12.03%	to	12.03%
December 31, 2018	252	$17.37	to	$17.37	$4,384	2.68%	0.45%	-15.83%	to	-15.83%
December 31, 2017	270	$20.64	to	$20.64	$5,582	2.56%	0.45%	16.18%	to	16.18%
December 31, 2016	279	$17.77	to	$17.77	$4,953	1.95%	0.45%	6.70%	to	6.70%

	Templeton Developing Markets VIP Fund (Class 2)
December 31, 2020	102	$48.93	to	$48.93	$4,979	4.17%	0.45%	16.65%	to	16.65%
December 31, 2019	104	$41.94	to	$41.94	$4,364	1.01%	0.45%	26.15%	to	26.15%
December 31, 2018	114	$33.25	to	$33.25	$3,781	0.87%	0.45%	-16.18%	to	-16.18%
December 31, 2017	122	$39.67	to	$39.67	$4,830	0.98%	0.45%	39.80%	to	39.80%
December 31, 2016	123	$28.38	to	$28.38	$3,489	0.83%	0.45%	16.93%	to	16.93%

	Prudential Diversified Bond Portfolio (4)
December 31, 2020	290	$2.29	to	$32.37	$954	0.00%	0.45%	7.97%	to	8.45%
December 31, 2019	256	$2.11	to	$29.98	$824	0.00%	0.45%	10.41%	to	10.91%
December 31, 2018	202	$1.90	to	$27.15	$663	0.00%	0.45%	-0.68%	to	-0.15%
December 31, 2017	194	$1.90	to	$27.34	$701	0.00%	0.45%	6.53%	to	7.00%
December 31, 2016	180	$1.78	to	$25.66	$656	0.00%	0.45%	5.12%	to	5.59%

	Prudential High Yield Bond Portfolio
December 31, 2020	46	$36.52	to	$36.52	$1,662	0.00%	0.45%	6.62%	to	6.62%
December 31, 2019	46	$34.25	to	$34.25	$1,581	0.00%	0.45%	15.82%	to	15.82%
December 31, 2018	46	$29.57	to	$29.57	$1,351	2.93%	0.45%	-1.71%	to	-1.71%
December 31, 2017	51	$30.08	to	$30.08	$1,534	6.11%	0.45%	7.33%	to	7.33%
December 31, 2016	49	$28.03	to	$28.03	$1,381	6.48%	0.45%	15.73%	to	15.73%

	Prudential Value Portfolio (Class I) (4)
December 31, 2020	388	$2.17	to	$40.06	$2,133	0.00%	0.45%	3.10%	to	3.58%
December 31, 2019	338	$2.09	to	$38.86	$1,767	0.00%	0.45%	25.51%	to	26.05%
December 31, 2018	402	$1.66	to	$30.96	$1,495	0.00%	0.45%	-10.30%	to	-9.88%
December 31, 2017	389	$1.84	to	$34.51	$1,621	0.00%	0.45%	16.47%	to	16.99%
December 31, 2016	352	$1.57	to	$29.63	$1,337	0.00%	0.45%	10.91%	to	11.39%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	122	$58.04	to	$58.04	$7,090	0.00%	0.45%	55.51%	to	55.51%
December 31, 2019	139	$37.32	to	$37.32	$5,178	0.00%	0.45%	32.76%	to	32.76%
December 31, 2018	150	$28.11	to	$28.11	$4,202	0.00%	0.45%	-1.23%	to	-1.23%
December 31, 2017	155	$28.46	to	$28.46	$4,406	0.00%	0.45%	36.10%	to	36.10%
December 31, 2016	161	$20.91	to	$20.91	$3,376	0.00%	0.45%	-1.34%	to	-1.34%

	Prudential Global Portfolio (4)
December 31, 2020	200	$2.50	to	$33.82	$794	0.00%	0.45%	15.31%	to	15.84%
December 31, 2019	202	$2.16	to	$29.33	$688	0.00%	0.45%	29.82%	to	30.35%
December 31, 2018	265	$1.65	to	$22.59	$646	0.00%	0.45%	-7.78%	to	-7.31%
December 31, 2017	242	$1.79	to	$24.50	$670	0.00%	0.45%	24.29%	to	24.84%
December 31, 2016	222	$1.43	to	$19.71	$507	0.00%	0.45%	3.99%	to	4.44%

	American Century VP Balanced Fund (Class I)
December 31, 2020	2	$31.77	to	$31.77	$66	1.18%	0.45%	12.02%	to	12.02%
December 31, 2019	3	$28.36	to	$28.36	$77	1.50%	0.45%	19.33%	to	19.33%
December 31, 2018	3	$23.77	to	$23.77	$79	1.40%	0.45%	-4.29%	to	-4.29%
December 31, 2017	4	$24.84	to	$24.84	$90	1.54%	0.45%	13.41%	to	13.41%
December 31, 2016	4	$21.90	to	$21.90	$79	1.58%	0.45%	6.52%	to	6.52%

A52

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	American Century VP International Fund (Class I)
December 31, 2020	7	$27.57	to	$27.57	$186	0.47%	0.45%	25.32%	to	25.32%
December 31, 2019	7	$22.00	to	$22.00	$145	0.84%	0.45%	27.86%	to	27.86%
December 31, 2018	6	$17.21	to	$17.21	$111	1.24%	0.45%	-15.63%	to	-15.63%
December 31, 2017	6	$20.40	to	$20.40	$127	0.85%	0.45%	30.63%	to	30.63%
December 31, 2016	6	$15.61	to	$15.61	$97	1.07%	0.45%	-5.92%	to	-5.92%

	American Century VP Value Fund (Class I)
December 31, 2020	9	$46.97	to	$46.97	$423	2.32%	0.45%	0.51%	to	0.51%
December 31, 2019	9	$46.74	to	$46.74	$439	2.12%	0.45%	26.48%	to	26.48%
December 31, 2018	9	$36.95	to	$36.95	$346	1.66%	0.45%	-9.58%	to	-9.58%
December 31, 2017	9	$40.86	to	$40.86	$385	1.66%	0.45%	8.27%	to	8.27%
December 31, 2016	10	$37.74	to	$37.74	$360	1.74%	0.45%	19.96%	to	19.96%

	T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class)
December 31, 2020	150	$99.96	to	$99.96	$14,950	0.00%	0.45%	23.24%	to	23.24%
December 31, 2019	157	$81.11	to	$81.11	$12,723	0.14%	0.45%	30.72%	to	30.72%
December 31, 2018	169	$62.05	to	$62.05	$10,467	0.00%	0.45%	-2.48%	to	-2.48%
December 31, 2017	178	$63.63	to	$63.63	$11,311	0.00%	0.45%	24.23%	to	24.23%
December 31, 2016	185	$51.22	to	$51.22	$9,456	0.00%	0.45%	5.79%	to	5.79%

	T. Rowe Price New America Growth Portfolio
December 31, 2020	66	$60.12	to	$60.12	$3,988	0.00%	0.45%	43.73%	to	43.73%
December 31, 2019	54	$41.83	to	$41.83	$2,266	0.43%	0.45%	34.34%	to	34.34%
December 31, 2018	53	$31.13	to	$31.13	$1,652	0.16%	0.45%	0.69%	to	0.69%
December 31, 2017	51	$30.92	to	$30.92	$1,587	0.11%	0.45%	33.84%	to	33.84%
December 31, 2016	48	$23.10	to	$23.10	$1,117	0.04%	0.45%	0.86%	to	0.86%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	54	$74.80	to	$74.80	$4,017	0.00%	0.45%	10.48%	to	10.48%
December 31, 2019	55	$67.71	to	$67.71	$3,697	0.00%	0.45%	21.88%	to	21.88%
December 31, 2018	59	$55.55	to	$55.55	$3,280	0.00%	0.45%	-9.14%	to	-9.14%
December 31, 2017	62	$61.14	to	$61.14	$3,776	0.00%	0.45%	12.51%	to	12.51%
December 31, 2016	65	$54.35	to	$54.35	$3,515	0.00%	0.45%	25.96%	to	25.96%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2020	3	$27.39	to	$27.39	$87	3.48%	0.45%	7.98%	to	7.98%
December 31, 2019	3	$25.37	to	$25.37	$84	3.45%	0.45%	9.72%	to	9.72%
December 31, 2018	3	$23.12	to	$23.12	$79	3.35%	0.45%	-1.54%	to	-1.54%
December 31, 2017	3	$23.48	to	$23.48	$82	3.54%	0.45%	3.99%	to	3.99%
December 31, 2016	4	$22.58	to	$22.58	$80	3.46%	0.45%	3.77%	to	3.77%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2020	285	$36.37	to	$36.37	$10,364	2.35%	0.45%	0.71%	to	0.71%
December 31, 2019	292	$36.11	to	$36.11	$10,562	2.32%	0.45%	25.85%	to	25.85%
December 31, 2018	313	$28.69	to	$28.69	$8,981	1.96%	0.45%	-9.92%	to	-9.92%
December 31, 2017	363	$31.85	to	$31.85	$11,559	1.76%	0.45%	15.51%	to	15.51%
December 31, 2016	375	$27.58	to	$27.58	$10,335	2.34%	0.45%	18.65%	to	18.65%

	Janus Henderson VIT Global Research Portfolio (Institutional Shares)
December 31, 2020	13	$27.49	to	$27.49	$366	0.73%	0.45%	19.51%	to	19.51%
December 31, 2019	16	$23.00	to	$23.00	$372	1.01%	0.45%	28.48%	to	28.48%
December 31, 2018	17	$17.90	to	$17.90	$313	1.12%	0.45%	-7.30%	to	-7.30%
December 31, 2017	19	$19.31	to	$19.31	$372	0.82%	0.45%	26.47%	to	26.47%
December 31, 2016	20	$15.27	to	$15.27	$301	1.09%	0.45%	1.61%	to	1.61%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	1	$40.72	to	$40.72	$60	0.41%	0.45%	32.36%	to	32.36%
December 31, 2019	2	$30.77	to	$30.77	$53	0.45%	0.45%	34.93%	to	34.93%
December 31, 2018	2	$22.80	to	$22.80	$38	0.54%	0.45%	-3.06%	to	-3.06%
December 31, 2017	2	$23.52	to	$23.52	$44	0.38%	0.45%	27.32%	to	27.32%
December 31, 2016	3	$18.47	to	$18.47	$51	0.54%	0.45%	0.04%	to	0.04%

A53

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2020	2		$30.65	to	$30.65		$66	1.36%	0.45%		15.77%	to	15.77%
December 31, 2019	2		$26.48	to	$26.48		$62	1.91%	0.45%		26.47%	to	26.47%
December 31, 2018	2		$20.94	to	$20.94		$45	1.75%	0.45%		-15.34%	to	-15.34%
December 31, 2017	2		$24.73	to	$24.73		$55	1.52%	0.45%		30.55%	to	30.55%
December 31, 2016	4		$18.94	to	$18.94		$67	4.33%	0.45%		-6.87%	to	-6.87%

	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares)
December 31, 2020	1		$40.65	to	$40.65		$51	0.20%	0.45%		6.26%	to	6.26%
December 31, 2019	1		$38.25	to	$38.25		$48	0.00%	0.45%		29.36%	to	29.36%
December 31, 2018	1		$29.57	to	$29.57		$36	0.02%	0.45%		-13.67%	to	-13.67%
December 31, 2017	1		$34.25	to	$34.25		$44	0.34%	0.45%		13.45%	to	13.45%
December 31, 2016	2		$30.19	to	$30.19		$58	0.00%	0.45%		15.28%	to	15.28%

	Janus Henderson VIT Enterprise Portfolio (Institutional Shares)
December 31, 2020	141		$55.40	to	$55.40		$7,824	0.07%	0.45%		18.92%	to	18.92%
December 31, 2019	160		$46.59	to	$46.59		$7,454	0.20%	0.45%		34.90%	to	34.90%
December 31, 2018	174		$34.53	to	$34.53		$6,015	0.24%	0.45%		-0.87%	to	-0.87%
December 31, 2017	188		$34.84	to	$34.84		$6,556	0.25%	0.45%		26.86%	to	26.86%
December 31, 2016	198		$27.46	to	$27.46		$5,450	0.15%	0.45%		11.87%	to	11.87%

	DWS Government & Agency Securities VIP (Class A) (liquidated February 28, 2020)
December 31, 2020	—		$17.89	to	$17.89		$—	0.00%	0.45%		0.48%	to	0.48%
December 31, 2019	—	(2)	$1.50	to	$17.81	(6)	$6	2.81%	0.45%	(4)	1.82%	to	5.95%	(6)
December 31, 2018	10		$1.47	to	$16.81		$21	2.74%	0.45%	(4)	0.06%	to	0.55%
December 31, 2017	11		$1.46	to	$16.80		$23	2.48%	0.45%	(4)	1.22%	to	1.67%
December 31, 2016	10		$1.44	to	$16.59		$23	3.04%	0.45%	(4)	0.71%	to	1.15%

	Prudential Conservative Balanced Portfolio
December 31, 2020	128		$29.24	to	$29.24		$3,743	0.00%	0.45%		10.93%	to	10.93%
December 31, 2019	122		$2.58	to	$26.36	(6)	$3,226	0.00%	0.45%	(4)	9.55%	to	17.97%	(6)
December 31, 2018	140		$2.35	to	$22.34		$2,922	0.00%	0.45%	(4)	-2.91%	to	-2.47%
December 31, 2017	147		$2.41	to	$23.01		$3,168	0.00%	0.45%	(4)	11.87%	to	12.37%
December 31, 2016	152		$2.15	to	$20.57		$2,948	0.00%	0.45%	(4)	6.80%	to	7.28%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	29		$40.98	to	$40.98		$1,185	0.00%	0.45%		30.34%	to	30.34%
December 31, 2019	27		$31.44	to	$31.44		$855	0.00%	0.45%		28.37%	to	28.37%
December 31, 2018	25		$24.49	to	$24.49		$620	0.00%	0.45%		-5.79%	to	-5.79%
December 31, 2017	24		$26.00	to	$26.00		$614	0.00%	0.45%		29.72%	to	29.72%
December 31, 2016	22		$20.04	to	$20.04		$445	0.00%	0.45%		1.16%	to	1.16%

	BNY Mellon VIF, International Equity Portfolio (Initial Shares) (liquidated April 30, 2020)
December 31, 2020	—		$6.96	to	$6.96		$—	1.67%	0.45%		-61.70%	to	-61.70%
December 31, 2019	90		$18.16	to	$18.16		$1,637	1.33%	0.45%		19.54%	to	19.54%
December 31, 2018	95		$15.19	to	$15.19		$1,446	1.29%	0.45%		-16.11%	to	-16.11%
December 31, 2017	107		$18.11	to	$18.11		$1,941	1.04%	0.45%		26.77%	to	26.77%
December 31, 2016	105		$14.29	to	$14.29		$1,494	0.97%	0.45%		-5.96%	to	-5.96%

	DWS Small Mid Cap Value VIP (Class A)
December 31, 2020	32		$27.27	to	$27.27		$881	1.32%	0.45%		-1.27%	to	-1.27%
December 31, 2019	29		$27.62	to	$27.62		$805	0.74%	0.45%		20.98%	to	20.98%
December 31, 2018	27		$22.83	to	$22.83		$616	1.37%	0.45%		-16.41%	to	-16.41%
December 31, 2017	24		$27.31	to	$27.31		$666	0.73%	0.45%		10.04%	to	10.04%
December 31, 2016	22		$24.82	to	$24.82		$546	0.59%	0.45%		16.38%	to	16.38%

	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
December 31, 2020	165		$15.06	to	$15.06		$2,482	2.55%	0.45%		-1.74%	to	-1.74%
December 31, 2019	156		$15.32	to	$15.32		$2,383	0.87%	0.45%		17.62%	to	17.62%
December 31, 2018	168		$13.03	to	$13.03		$2,184	1.85%	0.45%		-18.92%	to	-18.92%
December 31, 2017	174		$16.07	to	$16.07		$2,801	1.81%	0.45%		27.26%	to	27.26%
December 31, 2016	167		$12.62	to	$12.62		$2,114	1.07%	0.45%		20.26%	to	20.26%

A54

Note 7:    Financial Highlights (continued)

	At the year ended						For the year ended
	Units (000s)	Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	T. Rowe Price Moderate Allocation Portfolio
December 31, 2020	64	$27.38	to	$27.38		$1,745	1.39%	0.45%		14.02%	to	14.02%
December 31, 2019	60	$24.01	to	$24.01		$1,447	1.99%	0.45%		19.28%	to	19.28%
December 31, 2018	58	$20.13	to	$20.13		$1,175	1.81%	0.45%		-5.51%	to	-5.51%
December 31, 2017	58	$21.30	to	$21.30		$1,226	1.54%	0.45%		16.89%	to	16.89%
December 31, 2016	55	$18.22	to	$18.22		$1,002	1.70%	0.45%		5.99%	to	5.99%

	Prudential Government Income Portfolio
December 31, 2020	1	$15.34	to	$15.34		$18	0.00%	0.45%		6.69%	to	6.69%
December 31, 2019	1	$14.38	to	$14.38		$16	0.00%	0.45%		6.14%	to	6.14%
December 31, 2018	1	$13.55	to	$13.55		$15	0.00%	0.45%		0.18%	to	0.18%
December 31, 2017	1	$13.52	to	$13.52		$15	0.00%	0.45%		2.47%	to	2.47%
December 31, 2016	2	$13.19	to	$13.19		$29	0.00%	0.45%		1.71%	to	1.71%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	1	$13.26	to	$13.26		$13	0.00%	0.45%		11.76%	to	11.76%
December 31, 2019	1	$11.86	to	$11.86		$12	0.00%	0.45%		10.20%	to	10.20%
December 31, 2018	1	$10.76	to	$10.76		$11	0.00%	0.45%		-18.46%	to	-18.46%
December 31, 2017	3	$13.20	to	$13.20		$39	0.00%	0.45%		-0.63%	to	-0.63%
December 31, 2016	3	$13.28	to	$13.28		$44	0.00%	0.45%		24.92%	to	24.92%

	T. Rowe Price International Stock Portfolio
December 31, 2020	2	$34.31	to	$34.31		$53	0.62%	0.45%		13.93%	to	13.93%
December 31, 2019	1	$30.12	to	$30.12		$40	2.51%	0.45%		27.22%	to	27.22%
December 31, 2018	1	$23.67	to	$23.67		$30	1.39%	0.45%		-14.60%	to	-14.60%
December 31, 2017	1	$27.72	to	$27.72		$34	1.15%	0.45%		27.32%	to	27.32%
December 31, 2016	1	$21.77	to	$21.77		$26	1.09%	0.45%		1.66%	to	1.66%

	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) (liquidated April 28, 2020)
December 31, 2020	—	$2.90	to	$2.90		$—	0.63%	0.00%		22.96%	to	22.96%
December 31, 2019	10	$2.36	to	$2.36		$24	2.13%	0.00%		13.32%	to	13.32%
December 31, 2018	70	$2.08	to	$2.08		$146	2.40%	0.00%		-2.38%	to	-2.38%
December 31, 2017	60	$2.13	to	$2.13		$127	2.17%	0.00%		8.95%	to	8.95%
December 31, 2016	67	$1.96	to	$1.96		$131	1.96%	0.00%		0.67%	to	0.67%

	DWS Capital Growth VIP (Class A)
December 31, 2020	173	$4.96	to	$4.96		$860	0.53%	0.00%		39.04%	to	39.04%
December 31, 2019	209	$3.57	to	$3.57		$747	0.39%	0.00%		37.09%	to	37.09%
December 31, 2018	177	$2.60	to	$2.60		$462	0.69%	0.00%		-1.60%	to	-1.60%
December 31, 2017	152	$2.65	to	$2.65		$403	0.68%	0.00%		26.30%	to	26.30%
December 31, 2016	177	$2.10	to	$2.10		$372	0.83%	0.00%		4.25%	to	4.25%

	Franklin Mutual Global Discovery VIP Fund (Class 2)
December 31, 2020	27	$1.94	to	$1.94		$53	2.40%	0.00%		-4.46%	to	-4.46%
December 31, 2019	28	$2.03	to	$2.03		$56	1.65%	0.00%		24.37%	to	24.37%
December 31, 2018	28	$1.63	to	$1.63		$46	2.38%	0.00%		-11.22%	to	-11.22%
December 31, 2017	28	$1.84	to	$1.84		$52	1.79%	0.00%		8.60%	to	8.60%
December 31, 2016	29	$1.70	to	$1.70		$48	1.68%	0.00%		12.18%	to	12.18%

	PIMCO Total Return Portfolio (Administrative Class)
December 31, 2020	1	$14.06	to	$14.06		$16	2.13%	0.45%		8.16%	to	8.16%
December 31, 2019	1	$13.00	to	$13.00		$16	3.01%	0.45%		7.88%	to	7.88%
December 31, 2018	1	$12.05	to	$12.05		$15	2.55%	0.45%		-0.98%	to	-0.98%
December 31, 2017	1	$12.17	to	$12.17		$16	2.02%	0.45%		4.45%	to	4.45%
December 31, 2016	1	$11.65	to	$11.65		$15	2.07%	0.45%		2.22%	to	2.22%

	AB VPS International Growth Portfolio (Class A)
December 31, 2020	4	$22.60	to	$22.60		$92	1.35%	0.45%		29.36%	to	29.36%
December 31, 2019	3	$1.14	to	$17.47	(6)	$51	0.47%	0.45%	(4)	14.00%	to	26.97%	(6)
December 31, 2018	14	$1.00	to	$13.76		$59	0.67%	0.45%	(4)	-17.79%	to	-17.41%
December 31, 2017	14	$1.21	to	$16.74		$86	1.15%	0.45%	(4)	34.44%	to	35.02%
December 31, 2016	15	$0.90	to	$12.45		$73	0.00%	0.45%	(4)	-7.29%	to	-6.87%

A55

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	Fidelity® VIP Freedom 2015 Portfolio (Service Class)
December 31, 2020	62	$2.21	to	$2.21	$136	1.23%	0.00%		13.62%	to	13.62%
December 31, 2019	63	$1.94	to	$1.94	$122	2.02%	0.00%		18.21%	to	18.21%
December 31, 2018	64	$1.64	to	$1.64	$105	1.54%	0.00%		-5.11%	to	-5.11%
December 31, 2017	65	$1.73	to	$1.73	$112	1.46%	0.00%		14.93%	to	14.93%
December 31, 2016	66	$1.51	to	$1.51	$99	1.25%	0.00%		5.81%	to	5.81%

	Invesco V.I. International Growth Fund (Series I)
December 31, 2020	33	$1.93	to	$1.93	$64	2.44%	0.00%		14.00%	to	14.00%
December 31, 2019	34	$1.70	to	$1.70	$57	1.60%	0.00%		28.57%	to	28.57%
December 31, 2018	34	$1.32	to	$1.32	$45	2.07%	0.00%		-14.98%	to	-14.98%
December 31, 2017	34	$1.55	to	$1.55	$54	1.46%	0.00%		23.00%	to	23.00%
December 31, 2016	35	$1.26	to	$1.26	$44	1.32%	0.00%		-0.45%	to	-0.45%

	Templeton Global Bond VIP Fund (Class 2)
December 31, 2020	82	$1.84	to	$1.84	$151	8.56%	0.00%		-5.28%	to	-5.28%
December 31, 2019	84	$1.94	to	$1.94	$163	7.07%	0.00%		2.01%	to	2.01%
December 31, 2018	85	$1.90	to	$1.90	$162	0.00%	0.00%		1.94%	to	1.94%
December 31, 2017	87	$1.86	to	$1.86	$162	0.00%	0.00%		1.93%	to	1.93%
December 31, 2016	88	$1.83	to	$1.83	$161	0.00%	0.00%		2.94%	to	2.94%

	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I) (4)
December 31, 2020	165	$4.02	to	$60.79	$719	0.00%	0.45%		39.35%	to	39.98%
December 31, 2019	194	$2.87	to	$43.62	$598	0.00%	0.45%		32.17%	to	32.71%
December 31, 2018	179	$2.16	to	$33.00	$419	0.00%	0.45%		-6.83%	to	-6.40%
December 31, 2017	122	$2.31	to	$35.42	$314	0.00%	0.45%	(1)	24.74%	to	25.29%
December 31, 2016	133	$1.85	to	$28.40	$272	0.00%	0.45%		3.94%	to	4.40%

	Fidelity® VIP Mid Cap Portfolio (Service Class)
December 31, 2020	55	$2.87	to	$2.87	$159	0.57%	0.00%		18.04%	to	18.04%
December 31, 2019	56	$2.43	to	$2.43	$137	0.56%	0.00%		23.35%	to	23.35%
December 31, 2018	238	$1.97	to	$1.97	$469	0.56%	0.00%		-14.64%	to	-14.64%
December 31, 2017	236	$2.31	to	$2.31	$547	0.66%	0.00%		20.70%	to	20.70%
December 31, 2016	192	$1.92	to	$1.92	$368	0.47%	0.00%		12.11%	to	12.11%

	Franklin Strategic Income VIP Fund (Class 2)
December 31, 2020	27	$1.86	to	$1.86	$51	5.00%	0.00%		3.43%	to	3.43%
December 31, 2019	28	$1.79	to	$1.79	$50	5.04%	0.00%		8.05%	to	8.05%
December 31, 2018	28	$1.66	to	$1.66	$47	2.73%	0.00%		-2.13%	to	-2.13%
December 31, 2017	28	$1.70	to	$1.70	$48	2.93%	0.00%		4.56%	to	4.56%
December 31, 2016	29	$1.62	to	$1.62	$47	3.44%	0.00%		7.94%	to	7.94%

	Fidelity® VIP Value Strategies Portfolio (Service Class)
December 31, 2020	91	$2.25	to	$2.25	$205	1.27%	0.00%		8.18%	to	8.18%
December 31, 2019	79	$2.08	to	$2.08	$164	1.23%	0.00%		34.29%	to	34.29%
December 31, 2018	168	$1.55	to	$1.55	$259	0.83%	0.00%		-17.33%	to	-17.33%
December 31, 2017	239	$1.87	to	$1.87	$447	1.40%	0.00%		19.21%	to	19.21%
December 31, 2016	275	$1.57	to	$1.57	$432	1.13%	0.00%		9.48%	to	9.48%

	Fidelity® VIP Government Money Market Portfolio (Service Class)
December 31, 2020	230	$1.12	to	$1.12	$258	0.25%	0.00%		0.28%	to	0.28%
December 31, 2019	186	$1.12	to	$1.12	$208	1.73%	0.00%		1.92%	to	1.92%
December 31, 2018	146	$1.10	to	$1.10	$161	1.56%	0.00%		1.55%	to	1.55%
December 31, 2017	125	$1.08	to	$1.08	$135	0.58%	0.00%		0.57%	to	0.57%
December 31, 2016	118	$1.07	to	$1.07	$127	0.09%	0.00%		0.10%	to	0.10%

	Fidelity® VIP Freedom 2025 Portfolio (Service Class)
December 31, 2020	36	$2.39	to	$2.39	$86	1.17%	0.00%		15.83%	to	15.83%
December 31, 2019	37	$2.07	to	$2.07	$76	1.94%	0.00%		21.70%	to	21.70%
December 31, 2018	37	$1.70	to	$1.70	$63	1.34%	0.00%		-6.61%	to	-6.61%
December 31, 2017	38	$1.82	to	$1.82	$68	1.42%	0.00%		17.84%	to	17.84%
December 31, 2016	38	$1.54	to	$1.54	$59	1.51%	0.00%		6.11%	to	6.11%

A56

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest — Highest
	Fidelity® VIP Contrafund® Portfolio (Service Class)
December 31, 2020	32	$3.59	to	$3.59	$115	0.15%	0.00%	30.43%	to	30.43%
December 31, 2019	33	$2.75	to	$2.75	$90	0.19%	0.00%	31.45%	to	31.45%
December 31, 2018	351	$2.09	to	$2.09	$735	0.61%	0.00%	-6.49%	to	-6.49%
December 31, 2017	359	$2.24	to	$2.24	$803	0.95%	0.00%	21.76%	to	21.76%
December 31, 2016	318	$1.84	to	$1.84	$585	0.83%	0.00%	7.91%	to	7.91%

	Fidelity® VIP Freedom 2020 Portfolio (Service Class)
December 31, 2020	35	$2.24	to	$2.24	$79	1.22%	0.00%	14.92%	to	14.92%
December 31, 2019	36	$1.95	to	$1.95	$70	2.00%	0.00%	20.01%	to	20.01%
December 31, 2018	36	$1.63	to	$1.63	$59	1.45%	0.00%	-5.98%	to	-5.98%
December 31, 2017	37	$1.73	to	$1.73	$64	1.46%	0.00%	16.47%	to	16.47%
December 31, 2016	37	$1.48	to	$1.48	$56	1.54%	0.00%	6.04%	to	6.04%

	Fidelity® VIP Index 500 Portfolio (Service Class)
December 31, 2020	319	$3.30	to	$3.30	$1,052	1.68%	0.00%	18.13%	to	18.13%
December 31, 2019	332	$2.79	to	$2.79	$927	1.84%	0.00%	31.18%	to	31.18%
December 31, 2018	373	$2.13	to	$2.13	$794	1.78%	0.00%	-4.59%	to	-4.59%
December 31, 2017	339	$2.23	to	$2.23	$757	1.74%	0.00%	21.59%	to	21.59%
December 31, 2016	331	$1.84	to	$1.84	$607	1.45%	0.00%	11.75%	to	11.75%

	PIMCO Low Duration Portfolio (Administrative Class)
December 31, 2020	51	$1.51	to	$1.51	$77	1.20%	0.00%	2.99%	to	2.99%
December 31, 2019	52	$1.46	to	$1.46	$76	2.76%	0.00%	4.03%	to	4.03%
December 31, 2018	53	$1.41	to	$1.41	$74	1.92%	0.00%	0.34%	to	0.34%
December 31, 2017	54	$1.40	to	$1.40	$75	1.34%	0.00%	1.35%	to	1.35%
December 31, 2016	54	$1.38	to	$1.38	$75	1.49%	0.00%	1.41%	to	1.41%

	DWS Small Cap Index VIP (Class A)
December 31, 2020	20	$2.84	to	$2.84	$58	1.10%	0.00%	19.43%	to	19.43%
December 31, 2019	20	$2.38	to	$2.38	$49	1.04%	0.00%	25.22%	to	25.22%
December 31, 2018	21	$1.90	to	$1.90	$39	0.94%	0.00%	-11.23%	to	-11.23%
December 31, 2017	21	$2.14	to	$2.14	$45	0.95%	0.00%	14.33%	to	14.33%
December 31, 2016	21	$1.87	to	$1.87	$39	1.07%	0.00%	21.03%	to	21.03%

	Royce Micro-Cap Portfolio (Investment Class)
December 31, 2020	22	$1.84	to	$1.84	$41	0.00%	0.00%	23.79%	to	23.79%
December 31, 2019	23	$1.49	to	$1.49	$34	0.00%	0.00%	19.55%	to	19.55%
December 31, 2018	23	$1.25	to	$1.25	$28	0.00%	0.00%	-9.04%	to	-9.04%
December 31, 2017	23	$1.37	to	$1.37	$32	0.68%	0.00%	5.19%	to	5.19%
December 31, 2016	23	$1.30	to	$1.30	$30	0.56%	0.00%	19.69%	to	19.69%

	Royce Small-Cap Portfolio (Investment Class)
December 31, 2020	33	$1.86	to	$1.86	$61	1.10%	0.00%	-7.15%	to	-7.15%
December 31, 2019	29	$2.00	to	$2.00	$59	0.71%	0.00%	18.67%	to	18.67%
December 31, 2018	27	$1.69	to	$1.69	$46	0.78%	0.00%	-8.34%	to	-8.34%
December 31, 2017	25	$1.84	to	$1.84	$47	1.01%	0.00%	5.38%	to	5.38%
December 31, 2016	23	$1.75	to	$1.75	$40	1.65%	0.00%	20.96%	to	20.96%

	AB VPS Small Cap Growth Portfolio (Class A) (liquidated April 28, 2020)
December 31, 2020	—	$3.47	to	$3.47	$—	0.00%	0.00%	-5.87%	to	-5.87%
December 31, 2019	10	$3.68	to	$3.68	$37	0.00%	0.00%	36.40%	to	36.40%
December 31, 2018	38	$2.70	to	$2.70	$103	0.00%	0.00%	-0.89%	to	-0.89%
December 31, 2017	46	$2.72	to	$2.72	$125	0.00%	0.00%	34.12%	to	34.12%
December 31, 2016	50	$2.03	to	$2.03	$102	0.00%	0.00%	6.46%	to	6.46%

	Invesco V.I. Small Cap Equity Fund (Series I)
December 31, 2020	110	$2.86	to	$2.86	$314	0.36%	0.00%	27.24%	to	27.24%
December 31, 2019	113	$2.25	to	$2.25	$254	0.00%	0.00%	26.51%	to	26.51%
December 31, 2018	143	$1.78	to	$1.78	$255	0.00%	0.00%	-15.08%	to	-15.08%
December 31, 2017	140	$2.09	to	$2.09	$292	0.00%	0.00%	14.06%	to	14.06%
December 31, 2016	89	$1.83	to	$1.83	$163	0.00%	0.00%	12.06%	to	12.06%

A57

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	Franklin Small Cap Value VIP Fund (Class 2)
December 31, 2020	269		$2.49	to	$2.49	$670		1.34%	0.00%		5.19%	to	5.19%
December 31, 2019	225		$2.37	to	$2.37	$533		1.13%	0.00%		26.31%	to	26.31%
December 31, 2018	255		$1.88	to	$1.88	$479		0.94%	0.00%		-12.88%	to	-12.88%
December 31, 2017	335		$2.15	to	$2.15	$720		0.53%	0.00%		10.65%	to	10.65%
December 31, 2016	292		$1.95	to	$1.95	$569		0.84%	0.00%		30.19%	to	30.19%

	Fidelity® VIP Freedom 2030 Portfolio (Service Class)
December 31, 2020	64		$2.42	to	$2.42	$156		1.17%	0.00%		16.76%	to	16.76%
December 31, 2019	66		$2.08	to	$2.08	$136		1.92%	0.00%		24.37%	to	24.37%
December 31, 2018	67		$1.67	to	$1.67	$111		1.29%	0.00%		-7.88%	to	-7.88%
December 31, 2017	68		$1.81	to	$1.81	$123		1.34%	0.00%		20.82%	to	20.82%
December 31, 2016	69		$1.50	to	$1.50	$103		1.57%	0.00%		6.52%	to	6.52%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	88		$2.02	to	$2.02	$177		0.00%	0.00%		9.08%	to	9.08%
December 31, 2019	89		$1.85	to	$1.85	$166		0.00%	0.00%		14.74%	to	14.74%
December 31, 2018	91		$1.62	to	$1.62	$147		0.00%	0.00%		-2.84%	to	-2.84%
December 31, 2017	92		$1.66	to	$1.66	$154		0.00%	0.00%		10.13%	to	10.13%
December 31, 2016	94		$1.51	to	$1.51	$142		0.00%	0.00%		5.52%	to	5.52%

	JPMorgan Insurance Trust Core Bond Portfolio (Class 1)
December 31, 2020	1		$19.01	to	$19.01	$11		2.01%	0.45%		7.36%	to	7.36%
December 31, 2019	1		$17.71	to	$17.71	$12		2.52%	0.45%		7.70%	to	7.70%
December 31, 2018	1		$16.44	to	$16.44	$10		2.45%	0.45%		-0.45%	to	-0.45%
December 31, 2017	1		$16.52	to	$16.52	$11		2.53%	0.45%		3.11%	to	3.11%
December 31, 2016	1		$16.02	to	$16.02	$14		2.48%	0.45%		1.66%	to	1.66%

	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1)
December 31, 2020	6		$39.72	to	$39.72	$230		0.76%	0.45%		24.69%	to	24.69%
December 31, 2019	6		$31.86	to	$31.86	$183		0.87%	0.45%		31.18%	to	31.18%
December 31, 2018	6		$24.28	to	$24.28	$149		0.82%	0.45%		-6.63%	to	-6.63%
December 31, 2017	6		$26.01	to	$26.01	$159		0.87%	0.45%		21.79%	to	21.79%
December 31, 2016	6		$21.35	to	$21.35	$133		0.98%	0.45%		10.45%	to	10.45%

	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1)
December 31, 2020	1		$48.82	to	$48.82	$42		0.95%	0.45%		13.15%	to	13.15%
December 31, 2019	1		$43.15	to	$43.15	$36		0.40%	0.45%		24.03%	to	24.03%
December 31, 2018	1		$34.79	to	$34.79	$29		0.37%	0.45%		-12.41%	to	-12.41%
December 31, 2017	1		$39.72	to	$39.72	$33		0.32%	0.45%		14.72%	to	14.72%
December 31, 2016	1		$34.62	to	$34.62	$30		0.50%	0.45%		19.63%	to	19.63%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	1		$14.58	to	$14.58	$15		0.00%	0.45%		-3.29%	to	-3.29%
December 31, 2019	1		$15.08	to	$15.08	$15		0.00%	0.45%		30.65%	to	30.65%
December 31, 2018	1		$11.54	to	$11.54	$12		0.00%	0.45%		-5.18%	to	-5.18%
December 31, 2017	1		$12.17	to	$12.17	$12		0.00%	0.00%	(3)	5.77%	to	5.77%
December 31, 2016	1		$11.51	to	$11.51	$12		0.00%	0.00%	(3)	4.36%	to	4.36%

	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) (5)
December 31, 2020	—	(2)	$37.78	to	$37.78	$—	(2)	0.25%	0.45%		19.03%	to	19.03%
December 31, 2019	—	(2)	$31.74	to	$31.74	$1		0.46%	0.45%		9.07%	to	9.07%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%

	Lazard Retirement International Equity Portfolio (Service Shares) (available February 25, 2020)
December 31, 2020	36		$11.42	to	$11.42	$425		2.54%	0.45%		14.24%	to	14.24%
December 31, 2019	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2018	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%		0.00%	to	0.00%

A58

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio**		Total Return*** Lowest — Highest
	PIMCO All Asset Portfolio (Administrative Class) (available February 25, 2020)
December 31, 2020	1	$10.86	to	$10.86	$11	4.67%	0.00%	(3)	8.62%	to	8.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%		0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%		0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%		0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%		0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets, which are calculated for each underlying fee structure based on availability for investment. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contractholders may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

(1)    Amount for the year ended December 31, 2017 was revised in the December 31, 2018 financial statements to correct previously reported amount.

(2)     Amount is less than 1,000 units and/or less than $1,000 in net assets.

(3)    All units are owned by Prudential and for Group Variable Universal Life subaccounts, no expenses are charged.

(4)    The expense ratio of 0.45% applies to the Group Variable Universal Life subaccounts only.
The expense ratio of 0.00% applies to the PruBenefit Select subaccounts only.

(5)    The subaccount was available prior to 2019 with no investment activity. Investments into the subaccount began on May 1, 2019. The total return disclosed for this subaccount in 2019 is from May 1, 2019 to the period ended December 31, 2019.

(6)    PruBenefit Select subaccounts liquidated on April 25, 2019.

A59

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential.

The Account supports two types of group contracts: (1) group variable universal life contracts issued to employers or other groups such as membership associations that sponsor a group variable universal life insurance program (each, a “GVUL contract”), and (2) group flexible premium variable universal life contracts issued to employers or trusts established by employers to insure employees (each, a “COLI contract”). The COLI contractholders certify that the insurance proceeds will be used only to finance the cost of employee benefits which may include nonqualified executive deferred compensation or salary continuation plans, retiree medical benefits or for other purposes related to informal funding for employee benefits.

GVUL Contract Charges

A.Mortality and Expense Risk Charge

The mortality and expense risk charge, currently equal to an effective annual rate of 0.45%, is applied daily against the net assets of each subaccount. This charge is guaranteed not to exceed an effective annual rate of 0.90%. Mortality risk is the risk that contractholders may not live as long as estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. The mortality and expense risk charge is assessed through a reduction in unit values.

B.Transaction Related Charges

There may be charges, if applicable, associated with surrenders, partial withdrawals, loans, transfers and requests for additional statements as follows:

Surrenders and partial withdrawals - Not to exceed the lesser of $6 or 2% of the amount received.

Loans - Not to exceed $20 for each loan made.

Transfers - Not to exceed $20 for each transfer, after the twelfth transfer, in a certificate year.

Deferred Sales Charges - The charge is assessed on a full surrender and is the lesser of $20 or 2% of the amount withdrawn.

Additional statement requests related to a contractholder’s insurance - Not to exceed $20 per statement.

C.Cost of Insurance and Other Related Charges

Contractholder contributions may be subject to certain deductions prior to being invested in the Account. The deductions are for (1) state taxes attributable to premiums, (2) transaction costs which are deducted from each premium payment to cover premium collection and processing costs, and (3) sales expenses, a maximum of 3.5% of each premium payment, are deducted in order to compensate Prudential for the cost of selling the contract. Contracts are also subject to monthly charges to compensate Prudential for the portion of the net amount of risk applicable to the participant. In addition, monthly charges may also be deducted to compensate Prudential for costs related to administering the contract and for additional insurance benefits, if applicable. These charges are assessed through the redemption of units. Loans have a maximum net interest of 2%.

COLI Contract Charges

A.Transaction Fees

Premium Load - This charge is deducted to compensate Prudential for the cost of selling the COLI contract, including an amount to cover the cost of commissions; advertising and the printing and distribution of prospectuses and sales literature; any federal, state or local income, premium, excise, business tax or any other type of charge, or component thereof, measured by or based upon the amount of premium received by Prudential. The premium load is deducted from each premium payment. For the first four coverage years of each basic insurance coverage segment, Prudential may charge up to 8.50% of premiums received each coverage year up to the target premium and 2.00% of excess premium. In coverage years five through nine, Prudential may charge up to 3.75% of premiums received each coverage year up to the target premium and 2.00% of excess premium. In coverage years ten and later, Prudential may charge up to 3.75% of any
A60

Note 8:    Charges and Expenses (continued)
premiums received. The target premium is a factor per $1,000 of basic insurance, based on issue age and gender. Any premium received by Prudential in excess of the target premium in the same coverage year will be treated as excess premium. The total premium load equals the premium load on the target premium plus the premium load on excess premium, if any.

Surrenders - No charge.

Transfers - There is no charge for transfers. Prudential may impose a transfer charge in the future of up to $25 per transfer.

B.Monthly Charges

Cost of Insurance - Prudential will deduct a charge for the cost of the insurance on a covered person under the COLI contract. The current cost of insurance charge varies based on the individual characteristics of the Covered Person, including such characteristics as: age, sex, underwriting class, extra rating class, if any, smoking status, and years from coverage effective date. The actual cost of insurance rates will be set by Prudential based on its expectations as to future experience in mortality and total expenses and may be adjusted periodically, subject to the maximum rates specified in the COLI contract. Any change in the cost of insurance rates will apply to all persons of the same age, rate class and group.

Mortality and Expense Risk Charge - The mortality and expense risk charge, currently equal to an effective annual rate of 0.24% of assets in the variable investment options in coverage years one through ten and 0.18% of assets in variable investment options thereafter. This charge is guaranteed not to exceed an effective annual rate of 0.48%. This charge is intended to compensate Prudential for assuming mortality and expense risks under the COLI contract. The mortality risk Prudential assumes is the risk that covered persons may live for shorter periods of time than Prudential estimated when mortality charges were determined. The expense risk Prudential assumes is the risk that expenses incurred in issuing and administering the COLI contract will be greater than Prudential estimated in fixing Prudential’s administrative charges. The mortality and expense risk charge is not a daily charge deducted from the Account. Instead, like the administrative charge, it is deducted on an individual basis from each coverage fund, and results in a reduction in the dollar amount of the coverage fund on that particular date.

To deduct the mortality and expense risk charge from the Variable Investment Options, on each monthly date, Prudential converts the dollar amount of the mortality and expense risk charge into units. The resulting number of units are deducted pro-rata from the variable investment options allocated to the contractholder.

Administrative Charge - This charge is intended to compensate Prudential for processing claims, keeping records, communicating with COLI contractholders and similar activities. Prudential deducts a monthly administrative charge of up to $10 per covered person, proportionately from the dollar amounts held in each of the chosen variable investment options and the fixed interest rate option.

Administrative Charge for Increases to Basic Insurance - Currently, there is no administrative processing charge being made in connection with an increase in basic insurance. However, Prudential may assess such a charge of up to $25 per request for an increase in basic insurance.

Net Interest on Loans - 1% annually. The net interest on loans reflects the net difference between a standard loan with an effective annual interest charge of 5% and an effective annual interest credit equal to 4%. Preferred loans are currently charged a lower effective annual interest rate.

To deduct the cost of insurance and administrative charge from the variable investment options and fixed interest rate option, on each monthly date, for each coverage, Prudential calculates the amount of assets in each variable investment option and in the fixed interest rate option and divides the coverage fund by the sum of assets to obtain an allocation factor.

Prudential then calculates the dollar amount of the cost of insurance and administrative charge for the coverage and multiplies the result by the allocation factor for each variable investment option and for the fixed interest rate option to determine the amount to be deducted from each variable investment option and from the fixed interest rate option. Prudential then converts the dollar amount to be deducted from the variable investment options into units, and then subtracts such units from the variable investment options, Prudential subtracts the dollar amount of the charges from the fixed interest rate option.

A61

Note 9:    Other

Participant or contractholder net payments represent contractholder or participant contributions, net of applicable deductions, charges, and state premium taxes.

Policy loans, net of repayments and interest represent amounts borrowed by contractholders or participants, using the contract as the security for the loan, offset by payments made to reduce the total outstanding policy loan principal plus accrued interest.

Surrenders, withdrawals and death benefits are payments to contractholders, participants, and beneficiaries made under the terms of the contracts, including amounts that contractholders and participants have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contractholders and participants have directed to be moved among subaccounts, including permitted transfers to and from the fixed account.

Miscellaneous transactions primarily represent timing related adjustments on contractholder transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contractholder account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A62

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
The Prudential Insurance Company of America and
the Contractholders of The Prudential Variable Contract Account GI-2

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of The Prudential Variable Contract Account GI-2 indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of The Prudential Variable Contract Account GI-2 as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	Prudential Natural Resources Portfolio (Class I) (1)
Prudential Flexible Managed Portfolio (1)	T. Rowe Price International Stock Portfolio (1)
Prudential Stock Index Portfolio (1)	PIMCO Long-Term U.S. Government Portfolio (Administrative Class) (3)
Prudential Equity Portfolio (Class I) (1)	DWS Capital Growth VIP (Class A) (1)
Neuberger Berman AMT Short Duration Bond Portfolio (Class I) (1)	Franklin Mutual Global Discovery VIP Fund (Class 2) (1)
DWS High Income VIP (Class A) (1)	PIMCO Total Return Portfolio (Administrative Class) (1)
MFS® Research Series (Initial Class) (1)	AB VPS International Growth Portfolio (Class A)
BNY Mellon VIF, Opportunistic Small Cap Portfolio (Initial Shares) (1)	Fidelity® VIP Freedom 2015 Portfolio (Service Class) (1)
Templeton Foreign VIP Fund (Class 2) (1)	Invesco V.I. International Growth Fund (Series I) (1)
Templeton Developing Markets VIP Fund (Class 2) (1)	Templeton Global Bond VIP Fund (Class 2) (1)
Prudential Diversified Bond Portfolio (1)	Neuberger Berman AMT Mid Cap Growth Portfolio (Class I) (1)
Prudential High Yield Bond Portfolio (1)	Fidelity® VIP Mid Cap Portfolio (Service Class) (1)
Prudential Value Portfolio (Class I) (1)	Franklin Strategic Income VIP Fund (Class 2) (1)
Prudential Jennison Portfolio (Class I) (1)	Fidelity® VIP Value Strategies Portfolio (Service Class) (1)
Prudential Global Portfolio (1)	Fidelity® VIP Government Money Market Portfolio (Service Class) (1)
American Century VP Balanced Fund (Class I) (1)	Fidelity® VIP Freedom 2025 Portfolio (Service Class) (1)
American Century VP International Fund (Class I) (1)	Fidelity® VIP Contrafund® Portfolio (Service Class) (1)
American Century VP Value Fund (Class I) (1)	Fidelity® VIP Freedom 2020 Portfolio (Service Class) (1)
T. Rowe Price Mid-Cap Growth Portfolio (Mid-Cap Growth Class) (1)	Fidelity® VIP Index 500 Portfolio (Service Class) (1)
T. Rowe Price New America Growth Portfolio (1)	PIMCO Low Duration Portfolio (Administrative Class) (1)
Prudential Small Capitalization Stock Portfolio (1)	DWS Small Cap Index VIP (Class A) (1)
MFS® Total Return Bond Series (Initial Class) (1)	Royce Micro-Cap Portfolio (Investment Class) (1)
A63

T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	Royce Small-Cap Portfolio (Investment Class) (1)
Janus Henderson VIT Global Research Portfolio (Institutional Shares) (1)	AB VPS Small Cap Growth Portfolio (Class A) (3)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Invesco V.I. Small Cap Equity Fund (Series I) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Franklin Small Cap Value VIP Fund (Class 2) (1)
Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) (1)	Fidelity® VIP Freedom 2030 Portfolio (Service Class) (1)
Janus Henderson VIT Enterprise Portfolio (Institutional Shares) (1)	AST Preservation Asset Allocation Portfolio (1)
DWS Government & Agency Securities VIP (Class A) (2)	JPMorgan Insurance Trust Core Bond Portfolio (Class 1) (1)
Prudential Conservative Balanced Portfolio (1)	JPMorgan Insurance Trust U.S. Equity Portfolio (Class 1) (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) (1)
BNY Mellon VIF, International Equity Portfolio (Initial Shares) (4)	AST Cohen & Steers Realty Portfolio (1)
DWS Small Mid Cap Value VIP (Class A) (1)	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) (1)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) (1)	Lazard Retirement International Equity Portfolio (Service Shares) (5)
T. Rowe Price Moderate Allocation Portfolio (1)	PIMCO All Asset Portfolio (Administrative Class) (5)
Prudential Government Income Portfolio (1)

(1)Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2)Statement of net assets as of February 28, 2020 (date of liquidation), statement of operations for the period January 1, 2020 to February 28, 2020 and statement of changes in net assets for the period January 1, 2020 to February 28, 2020 and for the year ended December 31, 2019.

(3)Statement of net assets as of April 28, 2020 (date of liquidation), statement of operations for the period January 1, 2020 to April 28, 2020 and statement of changes in net assets for the period January 1, 2020 to April 28, 2020 and for the year ended December 31, 2019.

(4)Statement of net assets as of April 30, 2020 (date of liquidation), statement of operations for the period January 1, 2020 to April 30, 2020 and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019.

(5)Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period February 25, 2020 (commencement of operations) to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of The Prudential Variable Contract Account GI-2 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of The Prudential Variable Contract Account GI-2 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

A64

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 19, 2021

We have served as the auditor of one or more of the subaccounts of The Prudential Variable Contract Account GI-2 since 1996.
A65

THE PRUDENTIAL INSURANCE
COMPANY OF AMERICA
STATUTORY FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
December 31, 2020, 2019 and 2018
and Report of Independent Auditors

STATUTORY FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	Page(s)

Report of Independent Auditors	122
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	3
Statutory Statements of Operations and Changes in Capital and Surplus	4
Statutory Statements of Cash Flows	5
Notes to Statutory Financial Statements	7
Annual Statement Schedule 1 - Selected Financial Data	110
Supplemental Investments Risks Interrogatories Schedule	113
Summary Investment Schedule	119
Supplemental Schedule of Reinsurance Disclosures	121

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31, 2020	December 31, 2019
	(in millions)
ASSETS
Bonds	$97,336	$90,272
Preferred stocks	51	101
Common stocks	7,556	7,352
Mortgage loans on real estate	21,501	21,429
Real estate	470	532
Contract loans	2,937	2,943
Cash and short-term investments	4,539	5,827
Derivatives	4,896	3,455
Other invested assets	8,016	6,734
Total cash and invested assets	147,302	138,645
Premiums due and deferred	3,561	3,461
Accrued investment income	926	922
Current federal income tax recoverable	18	—
Net deferred tax asset	1,551	1,542
Other assets	1,024	1,470
Separate account assets	156,445	146,278
TOTAL ASSETS	$310,827	$292,318

LIABILITIES, CAPITAL AND SURPLUS
LIABILITIES
Policy liabilities and insurance reserves:
Future policy benefits and claims	$94,671	$90,123
Deposit-type contracts	18,817	16,721
Advanced premiums	50	57
Policy dividends	1,351	1,521
Notes payable and other borrowings	181	181
Asset valuation reserve	3,770	3,205
Federal income tax payable	—	127
Interest maintenance reserve	1,130	480
Transfers to (from) separate accounts due or accrued	(374)	(502)
Securities sold under agreement to repurchase	7,562	6,812
Cash collateral held for loaned securities	3,146	2,797
Derivatives	3,157	1,329
Other liabilities	9,616	12,093
Separate account liabilities	155,979	145,891
Total liabilities	299,056	280,835

CAPITAL AND SURPLUS
Common capital stock and gross paid in and contributed surplus	1,437	1,437
Surplus notes	346	346
Special surplus fund	239	337
Unassigned surplus	9,749	9,363
Total capital and surplus	11,771	11,483
TOTAL LIABILITIES, CAPITAL AND SURPLUS	$310,827	$292,318
See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS

	Years Ended
	December 31,
	2020	2019	2018
	(in millions)
REVENUES
Premiums and annuity considerations	$25,167	$29,753	$30,488
Net investment income	4,926	5,237	4,896
Other income (loss)	1,335	999	1,585
Total Revenues	31,428	35,989	36,969

BENEFITS AND EXPENSES
Death benefits	4,878	4,572	4,804
Annuity benefits	13,289	12,233	11,217
Disability benefits	1,098	1,056	1,018
Other benefits	21	19	20
Surrender benefits and fund withdrawals	9,554	14,423	12,650
Net increase (decrease) in reserves	4,103	5,133	3,218
Commissions	1,300	1,255	1,057
Net transfer to (from) separate accounts	(5,794)	(4,571)	228
Other expenses (benefits)	1,092	1,754	1,151
Total Benefits and Expenses	29,541	35,874	35,363

OPERATING INCOME (LOSS) BEFORE DIVIDENDS AND INCOME TAXES	1,887	115	1,606
Dividends to policyholders	(111)	(125)	26

OPERATING INCOME (LOSS) BEFORE INCOME TAXES	1,998	240	1,580
Income tax expense (benefit)	30	270	177

INCOME (LOSS) FROM OPERATIONS	1,968	(30)	1,403
Net realized capital gains (losses)	(205)	(139)	(79)

NET INCOME (LOSS)	$1,763	$(169)	$1,324

CAPITAL AND SURPLUS
CAPITAL AND SURPLUS, BEGINNING OF PERIOD	$11,483	$10,695	$9,948
Net income (loss)	1,763	(169)	1,324
Change in common capital stock and gross paid in and contributed surplus	—	515	715
Change in net unrealized capital gains (losses)	(386)	1,330	(202)
Change in nonadmitted assets	(34)	137	(19)
Change in asset valuation reserve	(565)	(656)	(67)
Change in net deferred income tax	(330)	398	278
Change in surplus notes	—	(499)	—
Change in reserve on account of change in valuation basis	72	185	(877)
Dividends to stockholders	(500)	(600)	—
Net change in separate accounts surplus	37	467	(320)
Amortization related to employee retirement plans and other pension adjustments	250	(180)	(156)
Other changes, net	(19)	(140)	71
Net change in capital and surplus	288	788	747
CAPITAL AND SURPLUS, END OF PERIOD	$11,771	$11,483	$10,695
See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended
		December 31,
	2020	2019	2018
	(in millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums and annuity considerations	$24,352	$26,189	$29,501
Net investment income	4,820	5,160	4,766
Other income	1,530	1,601	1,577
Separate account transfers	6,623	7,644	699
Benefits and claims	(28,585)	(31,918)	(29,968)
Policyholders’ dividends	(59)	(62)	(62)
Federal income taxes	(242)	(179)	(282)
Other operating expenses	(1,996)	(1,984)	(1,443)

Net cash from (used in) operating activities	6,443	6,451	4,788

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	14,852	14,140	13,949
Stocks	209	470	515
Mortgage loans on real estate	2,420	3,023	2,889
Real estate	186	—	260
Other invested assets	314	647	844
Miscellaneous proceeds	685	552	197
Payments for investments acquired
Bonds	(21,052)	(19,367)	(20,452)
Stocks	(1,581)	(350)	(854)
Mortgage loans on real estate	(2,367)	(5,270)	(3,395)
Real estate	(201)	(43)	(212)
Other invested assets	(918)	(1,259)	(1,285)
Miscellaneous applications	(150)	(351)	(178)

Net cash from (used in) investing activities	(7,603)	(7,808)	(7,722)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from (payments of) borrowed money	(21)	(49)	(19)
Proceeds from (payments of) surplus paid in	—	—	500
Dividends to stockholders	(500)	(600)	—
Net deposits on deposit-type contract funds	1,622	(526)	(1,002)
Other financing activities	(1,229)	4,615	2,072

Net cash from (used in) financing activities	(128)	3,440	1,551

NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS	(1,288)	2,083	(1,383)
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF PERIOD	5,827	3,744	5,127
CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD	$4,539	$5,827	$3,744

See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

STATUTORY STATEMENTS OF CASH FLOWS

The Statutory Statement of Cash Flows excludes the following non-cash transactions:

	Years Ended
	December 31,
	2020	2019	2018
	(in millions)
In-kind assets receipt related to pension risk transfer transactions	$701	$3,135	$806
Structure change of an other invested asset with underlying mortgage loans	90	—	—
Mortgage loan modification and transfer to other invested assets	81	—	—
Asset transfer from other invested assets to mortgage loans	81	—	—
Amortization of deferred gains related to reinsurance transactions with affiliates	80	92	110
Mortgage loan modification	58	—	—
Asset transfer from real estate to other invested assets	52	—	—
Asset transfer from bonds to other invested assets	32	—	—
Donation of equity securities to a related charitable organization	30	—	30
Mortgage loan modification and transfer to bonds	16	—	—
Capitalized deferred interest on mortgage loans	11	4	—
Dividend settlement with a subsidiary related to a tax payment agreement	8	30	74
Transfer of deferred taxes from subsidiaries	5	—	—
Asset transfer from mortgage loans to other invested assets	1	—	1
Repayment of a surplus note by parent	—	500	—
Asset transfer from common stocks to other invested assets	—	256	—
Transfer of bonds from an affiliate	—	23	—
Transfer of bonds to an affiliate	—	20	—
Contribution of tax credits from parent	—	15	15
Contribution of tax credits to a subsidiary	—	6	6
Capital contribution from parent	—	—	200

See Notes to Statutory Financial Statements

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1A.     Business
The Prudential Insurance Company of America (the “Company”, “PICA”, or “Prudential Insurance”) is a wholly owned subsidiary of Prudential Financial, Inc. (“Prudential Financial” or “PFI”). The Company was founded in 1875 under the laws of the State of New Jersey.

Prudential Insurance provides a wide range of insurance, investment management, and other financial products and services to both individual and institutional customers throughout the United States. The principal products and services of the Company include individual life insurance and annuities, group insurance and pension and retirement products and related services and administration. The Company also reinsures certain products from affiliated international insurers. The Company conducts its businesses through its operations and the operations of certain of its subsidiaries and affiliates in all 50 states. The principal executive offices of Prudential Insurance are located in Newark, New Jersey.

On December 18, 2001 (the “date of demutualization”), Prudential Insurance converted from a mutual life insurance company to a stock life insurance company. The demutualization was completed in accordance with Prudential Insurance’s Plan of Reorganization, which was approved by the Commissioner of Banking and Insurance of the State of New Jersey in October 2001.

1B.     Accounting Practices
The Company, domiciled in the state of New Jersey, prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance (the “Department” or “NJDOBI”). Prescribed statutory accounting practices (“SAP”) include publications of the National Association of Insurance Commissioners (“NAIC”), state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed by the Department. The NAIC “Accounting Practices and Procedures Manual” (“NAIC SAP” or the “Manual”) reporting differs from accounting principles generally accepted in the United States (“GAAP”). NAIC SAP is designed to address the concerns of regulators. GAAP is designed to meet the varying needs of the different users of financial statements.
The State of New Jersey requires that insurance companies domiciled in the State of New Jersey prepare their statutory basis financial statements in accordance with the NAIC SAP, subject to any deviations prescribed or permitted by the Department (“NJ SAP”). The Company’s statutory accounting policies differ from the Manual due to deviations prescribed or permitted by the Department.

The following is a summary of accounting practices permitted and prescribed by the Department and the domiciliary regulator of certain subsidiaries as reflected in the Company’s statutory financial statements including those in the statutory financial statements of subsidiaries:
•The Company records leasehold improvements as admitted assets. New Jersey law allows insurance companies domiciled in New Jersey to admit leasehold improvements as admitted assets. Under Statement of Statutory Accounting Principles (“SSAP”) No. 19, “Furniture, Fixtures, Equipment and Leasehold Improvements,” NAIC statutory accounting practices require non-admittance of leasehold improvements.

•Pursuant to New Jersey law, the Commissioner of the Department may require or permit a different basis of valuation of separate account assets.  The Company values separate account assets for certain non-participating group annuity products, related to its pension risk transfer business, as if the assets were held in the general account. Under SSAP No. 56, “Separate Accounts” (“SSAP No. 56”), separate account assets supporting fund accumulation contracts (“GICs”), which do not participate in underlying portfolio experience, with a fixed interest rate guarantee, purchased under a retirement plan or plan of deferred compensation, established or maintained by an employer, will be recorded as if the assets were held in the general account while assets supporting all other contractual benefits shall be recorded at fair value on the date of valuation. The participants in the Company’s non-participating group annuity products do not participate in the investment income of the underlying assets, and therefore, the valuation prescribed by the Department follows the similar general account treatment.   With certain separate account assets being valued as if they were held in the general account, the Company’s separate account reserves and related asset adequacy analysis reserves are also adjusted accordingly.  As of December 31, 2020 and 2019, Risk-Based Capital (“RBC”) calculated using this prescribed practice resulted in RBC consistent with the amount calculated using NAIC guidance.

•In 2004, one of the Company’s insurance subsidiaries, Prudential Retirement and Annuity Company (“PRIAC”), received approval from its domiciliary insurance department, the Connecticut Insurance Department, to record a deferred gain associated with an assumption reinsurance agreements between Connecticut General Life Insurance Company and PRIAC in the interest maintenance reserve (“IMR”) and to amortize the deferred gain in a manner consistent with those relevant annual statement instructions. Had the deferred gains been established as a liability limited to an amortization period of 10 years in accordance

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

with the guidance of SSAP No. 61R, “Life, Deposit-Type and Accident and Health Reinsurance,” and not included in the IMR, it would have created a material distortion in the analysis of the adequacy of statutory reserves conducted annually by PRIAC’s Appointed Actuary. See Note 1D, Accounting Policy, for additional information related to accounting for investments in subsidiaries.

•The Department approved a permitted accounting practice related to variable annuities that differs from SAP. In conjunction with the calculation of reserves per SSAP No. 51R, “Life Contracts” (“SSAP No. 51R”), the permitted practice allows for adjustments to the discount rate and “bond class” return prescribed parameters of the Actuarial Guideline 43 “CARVM for Variable Annuities” (“AG 43”), standard scenario calculation to be more consistent with current market conditions. In addition to adjusting the Company’s reserves calculated under SAP, the use of the permitted practice effects the calculation of current taxes and net admitted deferred tax assets. The permitted practice is referred to as “Reserve calculation adjustments” in the below financial statement reconciliation. The permitted accounting practice was discontinued as of fourth quarter 2019.

•In 2015, Prudential Legacy Company of New Jersey (“PLIC”), an insurance subsidiary of the Company, received approval from its domiciliary insurance department (New Jersey) for the following permitted accounting practices:

1)Approval to utilize a non-prescribed discount rate for purposes of discounting the present value of guaranteed liabilities in the Company’s RBC calculation. Based on the applicable valuation requirements of separate account assets as indicated in SSAP No. 56, NAIC guidance indicates that RBC is calculated as the excess of the regular C-1 and C-3 standards over the applicable reserve margins. Under the guidance, the reserve margin is calculated as the excess of the book/adjusted carrying value (“BACV”) of the assets supporting the reserve over the present value of the guaranteed payments. The present value of guaranteed payments is calculated using the expected net portfolio rate of return and is not to exceed 105 percent of U.S. Treasury spot rates. The excess, if any, of the asset value over the present value of guaranteed payments is first applied to reduce the C-3 requirement. The remainder is used to reduce the C-1 requirement. The permitted practice allows for the use of a discount rate, for purposes of discounting the present value of guaranteed liabilities, comprised of spot rates derived from a 50%/50% blend of U.S. Treasury-based spot rates and the Bond Index, where the Bond Index is composed of the Barclays Short Term Corporate Index for the ½ year maturity point and the Barclays U.S. Corporate Investment Grade Bond Index for all other maturities, as opposed to the discount rate described above. The modification of the discount rate used in the RBC calculation is consistent with the rate recommended by the Annuity Reserves Work Group of the American Academy of Actuaries for use for certain reserves. The discount rate utilized is limited to the sum of 1) U.S. Treasury-based spot rates and 2) 90% of the market spread of the asset portfolio within the Company. As of December 31, 2020 and 2019, RBC calculated using this permitted practice resulted in RBC equal to the amount calculated using NAIC guidance.

2)Approval to apply amortized cost accounting for interest sensitive assets and liabilities, post reinsurance transaction, to Prudential Legacy Separate Account in a manner that differs from SSAP No. 56. Specifically, the permitted practice provides for the following after the initial reinsurance transaction was recorded:

◦To record bonds pursuant to SSAP Nos. 26R and 43R, “Bonds” and “Loan-Backed and Structured Securities”; mortgage loans pursuant to SSAP No. 37, “Mortgage Loans”; and preferred stock pursuant to SSAP No. 32, “Preferred Stock” (“SSAP No. 32”) instead of recording these securities at fair value as required by SSAP No. 56.

◦The creation of a new IMR with $0 value at inception. The creation of the IMR is consistent with the accounting approved by the Department discussed above to record interest sensitive assets using amortized cost. Under SSAP No. 56, an IMR is established for separate accounts recorded at book value. With the creation of the new IMR, the Department approved the Company’s ability to admit negative IMR should it occur as an admitted asset to ensure that the impact of trading activities on surplus within Prudential Legacy Separate Account is similar to that which would have occurred under SSAP No. 56 accounting guidance.

◦To record reserves that meet New Jersey minimum reserve requirements, consistent with Prudential Insurance’s reserving prior to the above mentioned reinsurance transaction. SSAP No. 56 requires that reserves in separate accounts be adjusted for current interest rates in the event that assets are recorded at fair value. For the purpose of reconciling net income and capital and surplus between prescribed statutory accounting practices and permitted statutory accounting practices, in the calculation of the prescribed practice statutory reserves, the current year’s statutory valuation rate is being used as the proxy for the current market rate, and the cash value floor is being applied in the aggregate. Absent the permitted practice discussed above, the Company’s separate account assets would be required to be held at fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

◦To record all derivatives, which are designed to hedge interest rate risk, at amortized cost, and upon termination or sale, the realized gain or loss is reflected in the IMR to ensure that the net impact on surplus is similar to that which would have occurred had other interest rate sensitive assets been sold. SSAP No. 86, “Derivatives” (“SSAP No. 86”) indicates that derivatives that are used for hedging transactions for which an entity either (1) doesn’t meet the criteria for hedge accounting or (2) does meet the criteria but the entity has chosen not to apply hedge accounting shall be accounted for at fair value with changes in value recorded as unrealized gains or losses.

A reconciliation of the Company’s net income, capital and surplus, assets and liabilities between NAIC SAP and practices permitted and prescribed by the Department as of and for the years ended December 31, is shown below:

	SSAP #	F/S Page	F/S Line #	2020	2019	2018
				(in millions)
Net Income
New Jersey state basis (Page 4, Net Income)				$1,763	$(169)	$1,324

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	4	Other income (loss)	(1,027)	(1,021)	(144)
Separate Account Valuation	56	4	Net increase (decrease) in reserves	1,027	1,021	144

State Permitted Practices that are an increase (decrease) from NAIC SAP:
Reserve calculation adjustments	51R	4	Net increase (decrease) in reserves	—	—	1
Reserve calculation adjustments	51R	4	Income tax expense (benefit)	—	—	(26)
NAIC SAP				$1,763	$(169)	$1,349

Surplus
New Jersey state basis (Page 3, Total Capital and Surplus)				$11,771	$11,483	$10,695

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Admit leasehold improvements	19	4	Change in nonadmitted assets	34	41	40

State Permitted Practices that are an increase (decrease) from NAIC SAP:
Deferred gain amortization in insurance subsidiary	61R	4	Change in net unrealized capital gains (losses)	(50)	(56)	(62)
Reserve calculation adjustments	51R	4	Net increase (decrease) in reserves	—	—	1
Reserve calculation adjustments	51R	4	Income tax expense (benefit)	—	—	(26)
Reserve calculation adjustments	51R	4	Change in net deferred income tax	—	—	26
Reserve calculation adjustments	51R	4	Change in nonadmitted assets	—	—	(29)
NAIC SAP				$11,787	$11,498	$10,745

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	SSAP #	F/S Page	F/S Line #	2020	2019
				(in millions)
Assets
New Jersey state basis (Page 3, Total Assets)				$310,827	$292,318

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	3	Separate account assets	(5,146)	(2,614)
Admit leasehold improvements	19	3	Other assets	34	41

State Permitted Practices that are an increase (decrease) from NAIC SAP:
Deferred gain amortization in insurance subsidiary	61R	3	Common stocks	(50)	(56)
NAIC SAP				$315,989	$294,947

Liabilities
New Jersey state basis (Page 3, Total Liabilities)				$299,056	$280,835

State Prescribed Practices that are an increase (decrease) from NAIC SAP:
Separate Account Valuation	56	3	Future policy benefits and claims	(1,027)	(1,021)
Separate Account Valuation	56	3	Separate account liabilities	(4,119)	(1,593)

State Permitted Practices that are an increase (decrease) from NAIC SAP:
NAIC SAP				$304,202	$283,449

1C.     Use of Estimates
The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
The most significant estimates include those used in determining measurement of any related impairment; valuation of investments including derivatives (in the absence of quoted market values) and the recognition of other-than-temporary impairments; aggregate reserves for life, accident, and health contracts, including guarantees; pension and other postretirement benefits; provision for income taxes and valuation of deferred tax assets; goodwill; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, our results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in our financial statements in the areas of, among others, i) investments: increased risk of loss on our investments due to default or deterioration in credit quality or value; and ii) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality, morbidity and policyholder behavior which are reflected in our insurance liabilities and certain related balances. We cannot predict what impact the COVID-19 pandemic will ultimately have on the global economy, markets or our businesses.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

1D.     Accounting Policy
The Company uses the following accounting policies:
1)Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both readily convertible to known amounts of cash and so near their maturity that they represent insignificant risk of changes in value because of changes in interest rates. Cash equivalents also include money market funds. They are stated at amortized cost which approximates fair value.
Short-term investments primarily consist of highly liquid debt instruments with a remaining maturity of twelve months or less and greater than three months when purchased. They are stated at amortized cost, which approximates fair value.
2)Bonds, which consist of long-term bonds, are stated primarily at amortized cost in accordance with the valuation prescribed by the Department and the NAIC. Bonds rated by the NAIC are classified into six categories ranging from highest quality bonds to those in or near default. Bonds rated in the top five categories are generally valued at amortized cost while bonds rated in the lowest category are valued at lower of amortized cost or fair market value.
The Company follows both the prospective and retrospective methods for amortizing bond premium and discount. Both methods require the recalculation of the effective yield at each reporting date if there has been a change in the underlying assumptions. For the prospective method, the recalculated yield will equate the carrying amount of the investment to the present value of the anticipated future cash flows. The recalculated yield is then used to accrue income on the investment balance for subsequent accounting periods. There are no accounting changes in the current period unless the undiscounted anticipated cash flow is less than the carrying amount of the investment. For the retrospective method, the recalculated yield is the rate that equates the present value of actual and anticipated future cash flows with the original cost of the investment. The current balance of the investment is increased or decreased to the amount that would have resulted had the revised yield been applied since inception and investment income is correspondingly decreased or increased.
For other-than-temporary impairments, the cost basis of the bond excluding loan-backed and structured securities is written down to fair market value as a new cost basis and the amount of the write down is accounted for as a realized loss.
The Company does not hold any bonds that utilize the systematic value measurement method approach for Securities Valuation Office (“SVO”)-Identified investments.

Loan-backed and structured securities are primarily carried at amortized cost. For loan-backed and structured securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. For high credit quality loan-backed and structured securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost for those securities rated AA or above are recorded in accordance with the retrospective method. For loan-backed and structured securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows.
The NAIC designations for non-agency residential mortgage-backed securities (“RMBS”), including asset-backed securities collateralized by sub-prime mortgages, are based on security level expected losses as modeled by an independent third party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized. The model used in determining NAIC designations was updated and utilized for reporting as of December 31, 2020 and 2019.
Similar to the change for RMBS, the NAIC designations for commercial mortgage-backed securities (“CMBS”) are based on security level expected losses as modeled by an independent third party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized. The model used in determining NAIC designations was updated and utilized for reporting as of December 31, 2020 and 2019.
3)Preferred stocks include unaffiliated preferred stocks and investments in subsidiaries. Preferred stocks rated by the NAIC are classified into six categories ranging from highest quality preferred stocks to those in or near default. Preferred stocks rated in the top three categories are generally valued at cost while preferred stocks rated in the lower three categories are generally valued at lower of cost or fair value. For other-than-temporary impairments, the cost basis of the preferred stock is written down to fair market value as a new cost basis and the amount of the write down is recorded as a realized loss.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

4)Common stocks include unaffiliated common stocks and investments in subsidiaries. See (7) below for information related to investments in subsidiaries. Unaffiliated common stocks are carried at fair value. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
5)Mortgage loans on real estate (“Mortgage loans”) are stated primarily at unpaid principal balances, net of unamortized premiums and discounts and impairments. Impaired loans are identified by management when it is considered probable that all amounts due according to the contractual terms of the loan agreement will not be collected. These loans are recorded based on the fair value of the collateral less estimated costs to obtain and sell. The difference between the net value of the collateral and the recorded investment in the mortgage loan is recognized as an impairment by creating a valuation allowance with a corresponding charge to unrealized loss or by adjusting an existing valuation allowance for the impaired loan with a corresponding charge or credit to unrealized gain or loss. Other-than-temporary impairments are then recognized as a realized loss in net income.
Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is generally either applied against the principal or reported as revenue, according to management’s judgment as to the collectability of principal. Management discontinues accruing interest on impaired loans after the loans are ninety days delinquent as to principal or interest, or earlier when management has substantial doubts about collectability. When this interest is deemed uncollectible, it is reversed against interest income on loans for the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.
6)Real estate includes properties occupied by the Company and properties held for sale. Properties occupied by the Company are carried at cost less accumulated straight-line depreciation, encumbrances, and other-than-temporary impairments. Properties held for sale are valued at lower of depreciated cost or fair value less encumbrances and estimated disposition costs.
7)Investments in subsidiaries are accounted for using the equity method as defined in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities” (“SCA”) (“SSAP No. 97”). Investments in insurance subsidiaries are recorded based on the underlying audited statutory equity of the respective entity's financial statements, adjusted for unamortized goodwill as provided for in SSAP No. 68, “Business Combinations and Goodwill.” Investments in non-insurance subsidiaries that do not engage in certain transactions or activities, per paragraph 8b ii of SSAP No. 97 are recorded based on audited U.S. GAAP equity of the investee. The change in subsidiaries’ net assets, excluding capital contributions and distributions, is included in “Change in net unrealized capital gains (losses).” Dividends or distributions received from the investee are recognized in “Net investment income” when declared to the extent they are not in excess of undistributed accumulated earnings attributed to the Company’s investment.
8)Other invested assets include primarily the Company’s investment in joint ventures, limited liability companies and other forms of partnerships. These investments are accounted for using an equity method as defined in SSAP No. 97. These entities are valued based on the underlying audited U.S. GAAP equity of the investee, or permitted alternatives as defined in SSAP No. 48, “Joint Ventures, Partnerships and Limited Liability Companies” (“SSAP No. 48”).
9)Derivatives used by the Company include swaps, futures, forwards, and options and may be exchange-traded or contracted in the over-the-counter market. Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered an effective hedge and are permitted to be valued and reported in a manner that is consistent with the hedged asset or liability. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge, or that meet the required criteria but the Company has chosen not apply hedge accounting, are accounted for at fair value and the changes in fair value are recorded through “Change in net unrealized gains (losses).” Derivatives are reported as either assets or liabilities within “Derivatives.” See Note 8, Derivatives, for additional disclosures.
10)The Company considers anticipated investment income when calculating its premium deficiency reserves in accordance with SSAP No. 54R, “Individual and Group Accident and Health Contracts.”
11)Accident and health reserves represent the estimated value of the future payments, adjusted for contingencies and interest. The remaining reserves for active life reserves and unearned premiums are valued using the preliminary term method, gross premium valuation method, or a pro rata portion of gross premiums. Reserves are also held for amounts not yet due on hospital benefits and other coverages.
12)The Company has not modified its capitalization policy from the prior period.
13)The Company does not have any pharmaceutical rebates receivable.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

14)Repurchase agreements and reverse repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at an agreed upon price and, usually, at a stated date as defined in SSAP No. 103R, “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP No. 103R”). Repurchase agreements (securities sold under agreements to repurchase) are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet, the cash collateral received is invested and reported on balance sheet and accounted for based on the type of investment. An offsetting liability is reported in “Securities sold under agreements to repurchase.” For reverse repurchase agreements (securities purchased under agreements to resell), an asset is recorded in “Cash, and short-term investments” to reflect the receivable from the counterparty. Dollar repurchase agreements and reverse dollar repurchase agreements involve debt instruments that are pay-through securities collateralized with GNMA, FNMA and FHLMC and similar securities. The Company typically uses “to be announced” (“TBAs”) securities in the dollar repurchase and reverse dollar repurchase agreements which are accounted for as derivatives. Dollar repurchase and reverse dollar repurchase agreements are reported in “Derivatives” with the change in value reported as “Change in net unrealized capital gains (losses).” Net realized capital gains (losses) are recorded upon termination of the agreements.

15)Securities lending transactions are transactions where the Company loans securities to a third party, primarily large brokerage firms. These transactions are accounted for as secured borrowings. Cash collateral received is invested and reported on the balance sheet and accounted for based on the type of investment. A liability to return collateral received is reported in “Cash collateral held for loaned securities.”
16)Contract loans are stated at unpaid principal balances.
17)Net realized capital gains (losses) are computed using the specific identification method. Net realized investment gains and losses are generated from numerous sources, including the sale of bonds, stocks, other type of investments, as well as adjustments to the cost basis of investments for other-than-temporary impairments. Realized investment gains and losses are also generated from the termination of derivatives that do not qualify for hedge accounting. In addition, when realized gains or losses on interest-rate related derivatives are recognized, they are amortized through the IMR. Investments carried at cost and amortized cost are adjusted for impairments considered other-than-temporary. All bonds, preferred stocks and common stocks with unrealized losses are subject to review to identify other-than-temporary impairments in value. Under SAP, several factors must be considered to determine whether a decline in value of a security is other-than-temporary, including:
a)    the reasons for the decline in value (credit event, currency or interest related, including general spread widening);
b)    a company’s ability and intent to hold its investment for a period of time to allow for recovery of value;
c)    a company’s intent to sell its investment before recovery of the cost of the investment;
d)    the financial condition of and near-term prospects of the issuer; and
e)    for stocks, the extent and duration of the decline.

For stocks, when it is determined that there is an other-than-temporary impairment, the Company records a write down in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” to the estimated fair value, which reduces the cost basis. The new cost basis of an impaired security is not adjusted for subsequent increases in the estimated fair value. Estimated fair values for publicly traded common stock are based on quoted market prices or prices obtained from independent pricing services. Estimated fair values for privately traded common stock are determined using valuation and discounted cash flow models that require a substantial level of judgment.
For bonds, excluding loan-backed and structured securities, when it is determined that there is an other-than-temporary impairment, the Company records a write down to the estimated fair value of the bond, which reduces its amortized cost. Credit event related impairments are recorded in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” and applied to the asset valuation reserve (“AVR”), and interest related impairments are directly applied to the IMR, on an after-tax basis. The AVR is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales of bonds (net of taxes), preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses on terminated interest rate related derivatives (net of taxes), which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged by the derivative using the grouped method.
The new cost basis of an impaired bond is not adjusted for subsequent increases in estimated fair value. Estimated fair values for bonds, other than private placement bonds, are generally based on quoted market prices or prices obtained from independent pricing services. Estimated fair values for private placement bonds are typically determined primarily by using a discounted cash flow model, which relies upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions and takes into account, among other factors, the credit quality of the issuer and the reduced liquidity associated with private placements. In determining the fair value of certain securities, including those that are distressed,

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

the discounted cash flow model may also use unobservable inputs, which reflect management’s own assumptions about the inputs market participants would use in pricing the asset.

For loan-backed and structured securities, when an other-than-temporary impairment has occurred because the Company does not expect to recover the entire amortized cost basis of the security, even if the Company has no intent to sell and the Company has the intent and ability to hold to recovery, the amount of the other-than-temporary impairment recognized as a realized loss shall equal the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate. Credit event related impairments are recorded in the Statement of Operations and Changes in Capital and Surplus within “Net realized capital gains (losses)” and applied to the AVR, and interest related impairments are directly applied to the IMR, on an after-tax basis. Additionally, the amortized cost of the security, less the other-than-temporary impairment recognized as a realized loss, shall become the new amortized cost basis of the investment. When the Company has the intent to sell or cannot assert ability and intent to hold to recovery, the security is impaired to its fair value.
18)Separate account assets and liabilities are generally reported at estimated fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers. However, there are some separate account assets and liabilities that support products with guarantees and are carried at the same basis as the general account. The assets consist primarily of common stocks, long-term bonds, real estate, mortgages and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The liabilities include reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with fair value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Mortality, policy administration, surrender charges, and investment management fees on the accounts are included in “Other income (loss).” Separate account premiums are income transfers to the separate account, while separate account benefits, surrenders, reserve transfers and other policyholder charges are expense transfers from the separate account. The net amount of this separate account transfer to and from activity is recorded through “Net transfer to (from) separate accounts.” Accrued separate account transfer activity is recorded through “Transfers to (from) separate accounts due or accrued.”
19)Life premiums are recognized as revenue when due from policyholders under the terms of the insurance contract. Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred. Premiums due and deferred include amounts uncollected, due and unpaid, and deferred.
20)Policy reserves are generally based on mortality or morbidity tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractually guaranteed benefits. The Company generally holds reserves greater than those developed using minimum statutory reserving rules. In addition, the Appointed Actuary performs asset adequacy analysis annually to determine whether the policy reserves established are adequate considering the assets supporting them.
21)The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is based on statutory results and experience of the Company, including investment income, net realized investment gains or losses over a number of years, mortality experience and other factors. Dividends declared by the Board of Directors, which have not been paid, are included in “Policy dividends” in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.
22)AVR is based upon a formula prescribed by the NAIC and is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are charged or credited directly to surplus.
23)Income tax expense is based upon taxes currently payable and changes in deferred taxes are reported in surplus. Deferred tax assets are subject to admissibility limits.
24)The unpaid balance plus interest on outstanding debt, notes payable, and other borrowings is recorded in “Notes payable and other borrowings.” For further details on the Company’s debt, see Note 11, Notes payable and other borrowings.
25)The Company participates in reinsurance and follows the accounting and reporting principles in SSAP No. 61R. Premiums and other amounts payable to reinsurance are recorded through “Other liabilities.” Commissions on direct business and commissions and expense allowances on reinsurance assumed are recorded in “Commissions.” Commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded are reported in “Other income (loss).” Reserve adjustments on reinsurance assumed are reported in “Other expenses (benefits).” See Note 7, Reinsurance, for more information on the Company’s reinsurance agreements.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

26)Deposit-type contracts do not incorporate mortality or morbidity risk and under statutory accounting principles are not accounted for as insurance contracts. Amounts received as payments for deposit-type contracts are recorded directly to “Deposit-type contracts,” and are not reported as revenue.
27)“Other assets” include receivables from parents, subsidiaries, and affiliates, amounts recoverable from reinsurers, and prepaid reinsurance assets. “Other liabilities” include general expenses due and accrued, liability for benefits for employees and agents, deferred gains on affiliated reinsurance, remittances and items not allocated, collateral liabilities for derivatives, provision for experience rating refunds, amounts payable on reinsurance and payables to parents, subsidiaries, and affiliates.
28)Reinsurance contracts that combine premiums and expenses are accounted for on a gross basis in accordance with SSAP and NAIC statutory instructions.
29)NAIC SAP and NJ SAP differ from GAAP in certain respects, which in some cases may be material. The significant differences between SAP and GAAP are noted below:
•Under SAP, financial statements of subsidiaries are not consolidated with their parent company. The equity value of the subsidiaries is recorded as preferred stock, common stock, and other invested assets.

•Under SAP, policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are expensed when incurred; under GAAP, such costs are generally deferred and amortized over the expected life of the contracts in proportion to gross margins, gross profits or gross premiums, depending on the type of contract.

•Under SAP, the Commissioner Reserve Valuation Method (“CRVM”) is used for the majority of individual insurance reserves; under GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP; under GAAP, policy valuation assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation.

•Under SAP, the Commissioner Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves; under GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts.

•Under SAP, reinsurance reserve credits taken by ceding entities as a result of reinsurance contracts are netted against the ceding entity’s policy and claim reserves and unpaid claims; under GAAP, reinsurance recoverables are reported as assets. Also, the SAP criteria for determining whether reinsurance contracts qualify for reinsurance accounting differ from GAAP. As a result, certain contracts that qualify for reinsurance accounting under SAP are accounted for as deposits under GAAP.

•Under SAP, IMR is established to capture interest-related realized investment gains and losses, net of tax, on the sale of bonds and interest-related other-than-temporary impairment of bonds, and is amortized into income over the remaining years to expected maturity of the assets sold or impaired; under GAAP, no such reserve is required.

•Under SAP, AVR is based upon a formula prescribed by the NAIC and is established as a liability to offset potential non-interest related investment losses, and changes in the AVR are charged or credited directly to surplus; under GAAP, no such reserve is required.

•Under SAP, investments in bonds and preferred stocks are generally carried at amortized cost; under GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value.

•Under SAP, changes in fair value of equity investments are reported in surplus; under GAAP, changes in fair value of equity investments are reported in net income.

•Under SAP, certain assets designated as nonadmitted are excluded from assets by a direct charge to surplus; under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances.

•Under SAP, surplus notes are recorded as a component of surplus; under GAAP, surplus notes are recorded as debt.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

•Under SAP, an extraordinary distribution approved by PICA’s regulator may be recorded as a return of capital; under GAAP, the distribution is recorded as a dividend when PICA has undistributed retained earnings.

•Under SAP, goodwill is subject to admissibility limits and is amortized over a period not to exceed ten years; under GAAP, goodwill is subject to impairment testing and not amortized.

•Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus; under GAAP, changes in deferred taxes are generally recorded in income tax expense or comprehensive income.  In addition, the deferred tax asset under SAP is subject to admissibility limits.

•Under SAP, deposits to universal life contracts and investment-type contracts without life contingencies are credited to revenue; under GAAP, such deposits are reported as increases to the policyholder account balances.

•Under SAP, certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” and, accordingly, premiums associated with these contracts are reported as revenues. Under GAAP, deferred annuities are classified as either “insurance contracts” or “investment contracts” and, accordingly, deposits related to those investment contracts are not reported as revenues. Under GAAP, amounts received for investment contracts are not reported as policy liabilities and insurance reserves.

•Under SAP, an other-than-temporary impairment for bonds (excluding loan-backed and structured securities) is measured as the difference between amortized cost and fair value. Under GAAP, credit losses are measured as the difference between amortized cost and the net present value of future expected cash flows (“NPV”), this NPV may differ from fair value.

•Under SAP, there is no concept of value of business acquired (“VOBA”); under GAAP, VOBA is recorded as an asset or an additional liability.

•Under SAP, an embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument; under GAAP, the accounting and bifurcation for embedded derivatives follows Accounting Standards Codification (“ASC”) 815, “Derivatives and Hedging”, with the change in fair value during each reporting period recorded within “Realized investment gains (losses).”

•Under SAP, all leases are considered operating leases and expensed over the term of the lease; under GAAP, leases are recorded on the balance sheet as “right-of-use” assets and lease liabilities within “Other assets” and “Other liabilities” respectively. Leases are classified as either operating or finance leases and expensed in accordance with ASC 842 “Leases.” Prior to the adoption of ASC 842 in 2019, leases were recorded as either operating or capital leases and expensed in accordance with ASC 840 “Leases.”

•Under SAP, credit losses are recorded when incurred; under GAAP, credit losses on certain assets are estimated using a new current expected credit loss (“CECL”) model that estimates future losses over the life of the asset based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect the collectability of the reported amounts. Prior to the adoption of CECL in 2020, under GAAP credit losses were recorded when incurred.

1E.     Closed Block
On the date of demutualization, the Company established a Closed Block for certain individual life insurance policies and annuities issued by the Company in the United States and a separate Closed Block for participating individual life insurance policies issued by the Company’s Canadian branch (collectively the “Closed Block”). The policies included in the Closed Block are specified individual life insurance policies and individual annuity contracts that were in force on the effective date of the Plan of Reorganization and on which the Company is currently paying or expects to pay experience-based policy dividends. Assets have been allocated to the Closed Block in an amount that has been determined to produce cash flows which, together with revenues from policies included in the Closed Block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including provision for payment of benefits, certain expenses, and taxes and to provide for continuation of the policyholder dividend scales in effect in 2000, if experience underlying such scale continues and for appropriate adjustments in such scales if the experience changes. The Closed Block assets, the cash flows generated by the Closed Block assets and the anticipated revenues from the policies in the Closed Block will benefit only the policyholders in the Closed Block. To the extent that, over time, cash flows from the assets allocated to the Closed Block and claims and other experience related to the Closed Block are, in the aggregate, more or less favorable than what was assumed when the Closed Block was established, total dividends paid to Closed Block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect in 2000 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to Closed Block policyholders and will not be available to the

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

stockholder. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the Closed Block. The Closed Block will continue in effect as long as any policy in the Closed Block remains in-force.

On January 1, 2015, the Company entered into a reinsurance agreement with its subsidiary PLIC, in which the Company reinsured substantially all of the outstanding liabilities of its regulatory Closed Block, primarily on a coinsurance basis. See Note 7, Reinsurance, for additional information.

1F.     Income Taxes
The Company and its domestic subsidiaries file a consolidated federal income tax return with Prudential Financial. The Internal Revenue Code of 1986, as amended (the “Code”), taxes the Company on operating income after dividends to policyholders plus realized gains/losses.

Statement of Statutory Accounting Principles No. 101, Income Taxes (“SSAP 101”), provides regulatory-based thresholds that determine the reversal period and statutory surplus limitations that the Company must use in computing its net admitted Deferred Tax Asset “DTA.” In addition, SSAP No. 101 provides specific guidance for accounting for uncertain tax positions and requires additional disclosure regarding the impact of tax planning strategies on the net admitted DTA.

Deferred income taxes are recognized in accordance with SSAP No. 101, based upon enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. Tax planning strategies are relied upon in limited circumstances to support the admissibility of deferred tax assets in accordance with SSAP No. 101. Income from sources outside the United States is taxed under applicable foreign statutes. Pursuant to a tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return.

In March 2020, in response to the COVID-19 pandemic, Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). One provision of the CARES Act amends the U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”) and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for up to five years. See “Income Taxes” in Note 9 to the Consolidated Financial Statements for more information.

1G.     Reclassification
Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

2.    ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS
Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles, excluding tax and other related impacts, is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.
During the second quarter of 2020, it was determined that reserves related to Group Annuity Contracts were understated in the prior year by $77 million. A correction related to the prior year was recorded through “Other changes, net” on the Company’s Statement of Operations and Changes in Capital and Surplus during the second quarter of 2020. There were no corrections of errors as of December 31, 2019 and 2018, respectively. For accounting changes related to changes in valuation basis, please see “Reserves for Life Contracts and Deposit-Type Contracts” in Note 24 for more information.
In July 2020, the NAIC revised SSAP No. 86 to clarify that the reporting of derivatives with financing premiums should exclude financing components. The revisions require the present value of the derivative premium receivable (and/or payable) to be separately reported, and it proposes these additional data elements be factored into the counterparty risk assessment for RBC calculations. The Company has adopted the revised guidance that did not have a material effect on its financial statements.
In July 2020, the NAIC revised SSAP No. 26R to clarify that the accounting and reporting of investment income and capital gain/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The Company has adopted the revised guidance that did not have a material effect on its financial statements.
In May 2020, the NAIC modified SSAP No. 41, “Surplus Notes”. The modifications require enhanced disclosures on surplus note arrangements including the original issue amount, fair value received, lifetime and current interest approved, and principal recognized, extent of linkages and netting with other instruments or parties, any related parties, and the use of proceeds to purchase assets. The

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Company has adopted the enhanced surplus notes disclosures that are effective for annual periods ending December 31, 2020, and it did not have a material effect on the financial statements.
In 2020, the NAIC revised SSAP No. 2R, “Cash, Cash Equivalents, Drafts and Short-Term Investments”, and SSAP No. 103R. The revisions incorporate concepts that will restrict the classification of rolling related party or affiliated investments as cash equivalents or short-term investments. The investment schedule will identify investments (or substantially similar investments) that remain on the short-term and cash equivalent schedules for more than one consecutive year. The Company has adopted the revised guidance and enhanced the investment disclosures for annual period ending December 31, 2020, and it did not have a material effect on the financial statements.

In April 2020, the NAIC adopted the overall guidance in FASB ASU 2020-04 – Reference Rate Reform (Topic 848) which provides an optional expedient, allowing for the continuation of certain contracts that are modified in response to reference rate reform. Additionally, it provides waivers from derecognizing hedging transactions, and exceptions for assessing hedge effectiveness as a result of transitioning away from certain interbank offering rates. The Company has elected to prospectively apply this guidance that did not have a material effect on the financial statements.

In March 2020, the NAIC adopted revisions to SSAP No. 97 clarifying that a more-than-one holding company structure is permitted to be looked-through, so as long as each holding company within the structure complies with the requirements in SSAP No. 97. The Company has adopted the revised guidance that did not have a material effect on the financial statements.

In May 2020, the NAIC revised SSAP No. 26R by incorporating a new footnote to clarify that if a debt instrument has been modified in accordance with SSAP No. 36, “Troubled Debt Restructuring” or SSAP No. 103R, the assessment of other-than- temporary impairment (“OTTI”) shall be based on modified contractual terms of the debt instrument and it did not have a material effect on the financial statements. There is no impact to the Company’s OTTI assessment as such clarification is consistent with the Company’s pre-existing OTTI policy for the debt instruments in the scope of SSAP No. 26R. The Company’s adoption of this guidance did not have a material effect on the financial statements.

In 2020, the NAIC revised SSAP No. 32. The revisions update the definitions, measurement and impairment guidance for preferred stock as well as clarify the application of SSAP No. 32 in conjunction with SSAP No. 48 and SSAP No. 97. The Company will adopt the revised guidance for periods starting on January 1, 2021.

In May 2020, the NAIC adopted revisions to SSAPs No. 3, “Accounting Changes and Correction of Errors”, and No. 51R relating to the Valuation Manual (VM-21), Actuarial Guideline 43 (“AG 43”), and risk-based capital instructions to implement a new variable annuity statutory framework. Changes include: (i) aligning economically-focused hedge assets with liability valuations; (ii) reforming standard scenarios for AG 43 and C3 Phase II; (iii) standardizing capital market assumptions and aligning total asset requirements and reserves, and (iv) requiring Companies to classify reserving changes relating to adoption of VM-21 as a change in valuation basis, with additional disclosures regarding the phase-in period beginning January 1, 2020. The cumulative effect of the change in valuation basis is reported directly through surplus. The Company’s adoption of this revised statutory framework on VM-21 and AG 43 did not materially impact the financial statements.

In April 2016, the NAIC adopted a principle-based reserving (“PBR”) approach for life insurance products. PBR replaces the reserving methods for life insurance products for which the former formulaic basis for reserves may not accurately reflect the risks or costs of the obligations of the insurer. Although PBR became effective on January 1, 2017, there is a three-year phase-in period starting from January 1, 2017 through January 1, 2020 where companies have the option to value some or all applicable life insurance policies using PBR.

Beginning January 1, 2020, however, all companies not otherwise exempted must adopt and apply PBR for all newly issued life insurance policies. The Company has introduced updated versions of its individual life products in conjunction with the requirement to adopt PBR. These updated products are currently priced to support the principle-based statutory reserve level without the need for reserve financing. The Company has adopted PBR.

3.    BUSINESS COMBINATIONS AND GOODWILL
Statutory Purchase Method
Goodwill represents the excess of the amounts the Company paid to acquire subsidiaries and other businesses over the book value of their net assets at the date of acquisition. When indication of impairment exists, management tests goodwill for the impairment based upon estimates of the fair value of the acquired entity to which the goodwill relates and compares the carrying value of the acquired entity, including the recorded goodwill, to its estimated fair value at that date. Goodwill is considered impaired when the fair value of the investment in the acquired entity is less than the carrying value of the investment, including the recorded goodwill and the decline is considered other-than-temporary. Given changes in facts and circumstances, this test could lead to reductions in goodwill that could have an adverse effect on the Company’s financial condition.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following tables present the goodwill held by the Company as of the dates indicated:

December 31, 2020
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
		($ in millions)
NNE Holding LLC	4/24/2015	$16	$7	$—	$1	0.0%
Total		XXX	XXX	$—	$1	XXX

December 31, 2019
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
		($ in millions)
Ada Cogen Holdings LP	12/10/2013	$5	$5	$2	$1	100.0%
NNE Holding LLC	4/24/2015	16	7	1	1	19.3%
Total		XXX	XXX	$3	$2	XXX
Impairment Loss
The Company did not recognize any impairment losses related to business combinations or goodwill during 2020.

Based on market performance throughout 2019, Amerimark’s Preferred and Common stock value was valued at $0, resulting in the impairment of the associated goodwill. Furthermore, the fair value was determined on a Multiples Approach using a valuation multiple of 5.8x. The amount that was charged to realized capital losses for the Company was $2 million during 2019.

4.    DIVESTED BUSINESS
The Company did not have any material discontinued operations during 2020, 2019 and 2018.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

5.    INVESTMENTS
5A.     Bonds and Stocks
The Company invests in both investment grade and below investment grade public and private bonds. The SVO evaluates the investments of insurers for statutory purposes and assigns bonds one of six categories called “NAIC Designations.” In general, NAIC Designations of “1” highest quality or “2” high quality, include bonds considered investment grade, which include securities rated Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s. NAIC Designations of “3” through “6” generally include bonds referred to as below investment grade, which include securities rated Ba1 or lower by Moody’s and BB+ or lower by Standard & Poor’s. Securities in these lowest four categories approximated 6.52% and 5.40% of the Company’s bonds as of December 31, 2020 and 2019, respectively.

The NAIC Designations for commercial mortgage-backed securities and non-agency residential mortgage-backed securities, including PICA’s asset-backed securities collateralized by sub-prime mortgages, are based on security level expected losses as modeled by an independent third-party (engaged by the NAIC) and the statutory carrying value of the security, including any purchase discounts or impairment charges previously recognized.

As a result of time lags between the funding of investments, the finalization of legal documents, and the completion of the SVO filing process, the bond portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date. Pending receipt of SVO designations, the categorization of these securities by NAIC Designation is based on the expected ratings indicated by internal analysis.

The following tables set forth information relating to bonds and preferred stocks as of the dates indicated:

	December 31, 2020
	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Bonds
US governments	$7,047	$2,104	$5	$9,146
All other governments	3,453	667	5	4,115
Political subdivisions of states, territories and possessions	690	157	—	847
Special revenue and special assessment obligation all non- guaranteed obligations of agencies	6,712	1,222	1	7,933
Hybrid Securities	314	83	1	396
Industrial & miscellaneous (unaffiliated)	76,685	9,798	243	86,240
Parent - subsidiaries and affiliates(1)	2,435	303	—	2,738
Total bonds	$97,336	$14,334	$255	$111,415

Unaffiliated Preferred Stocks
Redeemable	$41	$5	$—	$46
Non-redeemable	10	6	—	16
Total unaffiliated preferred stocks	$51	$11	$—	$62

(1) Includes $8 million of affiliated bank loans classified as unaffiliated bank loans in the December 31, 2020 Annual Statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	December 31, 2019
	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Bonds
U.S. governments	$6,748	$1,196	$4	$7,940
All other governments	4,024	459	7	4,476
Political subdivisions of states, territories and possessions	794	121	—	915
Special revenue and special assessment obligation all non guaranteed obligations of agencies	6,366	787	7	7,146
Industrial & miscellaneous (unaffiliated)	69,344	5,690	190	74,844
Parent, subsidiaries and affiliates	2,689	198	1	2,886
Hybrid Securities	307	69	3	373
Total bonds	$90,272	$8,520	$212	$98,580

Unaffiliated Preferred Stocks
Redeemable	$96	$13	$—	$109
Non-redeemable	5	1	—	6
Total unaffiliated preferred stocks	$101	$14	$—	$115

The following table sets forth the carrying amount and estimated fair value of bonds including (short-term investments) categorized by contractual maturity. Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Asset-backed securities, commercial mortgage-backed securities, residential mortgage-backed securities, and other loan-backed, and structured securities are shown separately in the table below, as they are not due at a single maturity date.

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)

Due in one year or less	$7,016	$7,059	$5,686	$5,711
Due after one year through five years	14,399	15,185	15,221	15,760
Due after five years through ten years	16,304	18,439	14,437	15,529
Due after ten years	36,902	45,935	32,518	38,021
Subtotal	$74,621	$86,618	$67,862	$75,021

Asset-backed securities	$8,037	$8,080	$7,658	$7,676
Commercial mortgage-backed securities	7,418	8,150	7,433	7,816
Residential mortgage-backed securities	1,428	1,594	1,572	1,707
Other loan backed and structured securities	7,738	8,879	6,612	7,226
Total	$99,242	$113,321	$91,137	$99,446

Proceeds from the sale of bonds were $3,956 million, $5,128 million, and $5,506 million for the years ended December 31, 2020, 2019 and 2018, respectively. Gross gains of $208 million, $126 million, and $82 million and gross losses of $50 million, $88 million, and $131 million were realized on such sales during the years ended December 31, 2020, 2019 and 2018, respectively.

Write-downs for impairments, which were deemed to be other-than-temporary, for bonds were $94 million, $84 million and $78 million, for preferred stocks were $0 million, $5 million and $1 million, and for unaffiliated common stocks were $8 million, $18 million and $15 million for the years ended December 31, 2020, 2019 and 2018, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The level of other-than-temporary impairments generally reflects economic conditions and is expected to increase when economic conditions worsen and to decrease when economic conditions improve. Historically, the causes of other-than-temporary impairments have been specific to each individual issuer and have not directly resulted in impairments to other securities within the same industry or geographic region. The Company may also realize additional credit and interest rate related losses through sales of investments pursuant to our credit risk and portfolio management objectives.

The following tables set forth the cost and fair value of bonds and unaffiliated preferred stock and common stock lots held for which the estimated fair value had temporarily declined and remained below cost as of the dates indicated:

	December 31, 2020
	Declines for Less Than Twelve Months			Declines for Greater Than Twelve Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$5,022	$4,932	$(90)	$3,991	$3,795	$(196)
Unaffiliated Preferred and Common stocks	11	10	(1)	3	3	—
Total	$5,033	$4,942	$(91)	$3,994	$3,798	$(196)

	December 31, 2019
	Declines for Less Than Twelve Months			Declines for Greater Than Twelve Months
	Cost	Fair Value	Difference	Cost	Fair Value	Difference
	(in millions)
Bonds	$6,619	$6,534	$(85)	$6,029	$5,705	$(324)
Unaffiliated Preferred and Common stocks	21	19	(2)	123	123	—
Total	$6,640	$6,553	$(87)	$6,152	$5,828	$(324)

These tables reflect the difference of cost and fair value for such lots and differs from gross unrealized losses reported in the previous table, which reflects the unrealized losses of aggregate lots of the identical bonds and unaffiliated preferred stocks due to the varying costs associated with each lot purchased. In accordance with its policy described in Note 1D, the Company concluded that an adjustment to surplus for other-than-temporary impairments for these bonds and stocks was not warranted at December 31, 2020 or 2019. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each bond. As of December 31, 2020, the Company does not intend to sell these bonds and stocks, and it is not more likely than not that the Company will be required to sell these bonds and stocks before the anticipated recovery of the remaining cost basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

5B.     Mortgage Loans
The maximum and minimum lending rates for new mortgage loans for the year ended December 31, 2020 were agricultural loans 4.58% and 2.30%; commercial loans 9.50% and 0.99%. The maximum and minimum lending rates for new mortgage loans for the year ended December 31, 2019 were agricultural loans 5.90% and 3.15%; commercial loans 8.50% and 1.27%. For the years ended December 31, 2020 and 2019 there were no purchase money mortgages loaned.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages is no greater than 80%, except loans made pursuant to title 17B, Chapter 20, Section 1h, Revised Statutes of New Jersey. The mortgage loans were geographically dispersed or distributed throughout the United States with the largest concentrations in California (27.31%), Texas (8.61%) and New York (8.27%) and included loans secured by properties in Europe, Australia, Mexico and Canada as of December 31, 2020. The mortgage loans were geographically dispersed or distributed throughout the United States with the largest concentrations in California (27.31%), New York (8.93%) and Texas (8.82%) and included loans secured by properties in Europe, Australia, Mexico and Canada as of December 31, 2019.
There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of December 31, 2020 and December 31, 2019.
The Company invests in investment grade and below investment grade mortgage loans. Investment grade reflects credit risk that is comparable to corporate bonds rated BBB-/Baa3 or better by S&P/Moody’s. There were $21,221 million of investment grade mortgage loans and $280 million of below investment grade mortgage loans as of December 31, 2020. There were $21,271 million of investment grade mortgage loans and $158 million of below investment grade mortgage loans as of December 31, 2019.
The portfolio is reviewed on an ongoing basis; and if certain criteria are met, loans are assigned one of the following “watch list” categories: 1) “Closely Monitored” includes a variety of considerations such as when loan metrics fall below acceptable levels, the borrower is not cooperative or has requested a material modification, or at the direction of the portfolio manager, 2) “Not in Good Standing” includes loans in default or there is a high probability of loss of principal, such as when the loan is in the process of foreclosure or the borrower is in bankruptcy. Our workout and special servicing professionals manage the loans on the watch list.
We establish an allowance for losses to provide for the risk of credit losses inherent in the lending process. The Company defines an impaired loan as a loan for which it estimates it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. Valuation allowance for an impaired loan is recorded based on the fair value of the collateral less the estimated costs to obtain and sell. The valuation allowance for mortgage loans can increase or decrease from period to period based on these factors.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following tables set forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of the dates indicated:

	December 31, 2020
	Agricultural	Residential		Commercial
		Insured	All Other	Insured	All Other	Mezzanine	Total
	($ in millions)
Recorded Investment (All)
Current	$1,950	$—	$—	$—	$19,381	$73	$21,404
30-59 Days Past Due	33	—	—	—	—	—	33
60-89 Days Past Due	—	—	—	—	49	—	49
90-179 Days Past Due	15	—	—	—	—	—	15
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	—	—	—	—	—	—	—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	—	—	—	—	20	—	20

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	December 31, 2019
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
	($ in millions)
Recorded Investment (All)
Current	$1,655	$—	$—	$—	$19,700	$62	$21,417
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	12	—	—	—	—	—	12
Accruing Interest 90-179 Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	—	—	—	—	—	—	—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	6	—	—	—	—	—	6
Number of Loans	1	—	—	—	—	—	1
Percent Reduced	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	—	—	—	—	251	—	251

The Company did not have investments in impaired loans with or without allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the reporting entity is restricted from unilaterally foreclosing on the mortgage loan as of both December 31, 2020 and 2019.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following tables set forth the investment in impaired loans - average recorded investment, interest income recognized, recorded investment on interest income recognized using a cash-basis method of accounting as of the dates indicated:

December 31, 2020
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
(in millions)
Average Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Income Recognized	—	—	—	—	—	—	—
Recorded Investments on Nonaccrual Status	15	—	—	—	—	—	15
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	—	—	—	—	—	—	—

December 31, 2019
	Agricultural	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
(in millions)
Average Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Income Recognized	—	—	—	—	—	—	—
Recorded Investments on Nonaccrual Status	12	—	—	—	—	—	12
Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	—	—	—	—	—	—	—

The Company did not have allowances for credit losses as of December 31, 2020 and 2019.

The Company did not have mortgage loans derecognized as a result of foreclosure as of December 31, 2020 and 2019.

5C.     Loan-Backed Securities
The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Prepayment assumptions for loan-backed and structured securities were obtained from broker dealer survey values or internal estimates.
As of December 31, 2020, the Company had no loan-backed and structured securities, within the scope of SSAP No. 43R, with a recognized other-than-temporary impairment, classified on the basis of either a) intent to sell or b) inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the amounts recorded in compliance with SSAP No. 43R as of the date indicated:

	December 31, 2020
CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Presented Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost After Other-than-Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement where Reported
	(in millions)
00105HDZ6	$1	$1	$—	$1	$1	1Q20
84751PLP2	1	1	—	1	1	1Q20
84751PLP2	1	1	—	1	1	2Q20
32027NEE7	1	1	—	1	1	2Q20
00105HDZ6	—	—	—	—	—	3Q20
589929J58	1	1	—	1	1	3Q20
589929M47	—	—	—	—	—	3Q20
00105HDZ6	—	—	—	—	—	4Q20
Total	$5	$5	$—	$5	$5

As of December 31, 2020 , the following table represents all impaired securities for which an other-than-temporary-impairment has not been recognized in earnings as a realized loss, segregated by those securities that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve months or longer as of the dates indicated:

	December 31, 2020	December 31, 2019
	(in millions)
Aggregate amount of unrealized losses:
Less than 12 Months	$(11)	$(14)
12 Months or Longer	$(108)	$(110)

Aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$2,680	$3,227
12 Months or Longer	$2,554	$2,822

Other-than-temporary impairment decisions are based upon a detailed analysis of a security’s underlying credit and cash flows.

5D.     Repurchase Agreements, Reverse Repurchase Agreements and Securities Lending
The Company conducts asset-based or secured financing within our insurance and other subsidiaries, including transactions such as securities lending, repurchase agreements and mortgage dollar rolls, in order to earn spread income, to borrow funds, or to facilitate trading activity. The collateral received in connection with these programs is primarily used to purchase securities in the short-term spread portfolios. Investments held in the short-term spread portfolios include cash and cash equivalents, short-term investments, and bonds, including mortgage- and asset-backed securities.
These programs are typically limited to securities in demand that can be loaned at relatively low financing rates. As such, the Company believes there is unused capacity available through these programs. Holdings of cash and cash equivalent investments in these short-term spread portfolios allow for further flexibility in sizing the portfolio to better match available financing. Current conditions in both the financing and investment markets are continuously monitored to appropriately manage the cost of funds, investment spreads, asset/liability duration matching and liquidity.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Securities Lending
Securities Lending is a program whereby the Company loans securities to third parties, primarily major brokerage firms. The Company and NAIC policies require a minimum of 100% and 102% of the fair value of the domestic and foreign loaned securities, respectively, to be separately maintained as collateral for the loans.
In the General Account, fair value of cash collateral received of $3,146 million and $2,797 million were invested in “Bonds” and “Cash and short-term investments” as of December 31, 2020 and 2019, respectively. This collateral is not restricted. The fair value of the securities on loan was $3,087 million and $2,694 million as of December 31, 2020 and 2019, respectively. A liability to return collateral received of $3,146 million and $2,797 million is included in “Cash collateral held for loaned securities” as of December 31, 2020 and 2019, respectively. There was no non-cash collateral not reflected in the Assets or Liabilities, Surplus and Other Funds. There was no collateral that extends beyond one year.
In the Separate Accounts, cash collateral received of $3,315 million and $2,769 million were invested in “Cash and short-term investments” as of December 31, 2020 and 2019, respectively. This collateral is not restricted. The fair value of the securities on loan was $3,259 million and $2,718 million as of December 31, 2020 and 2019, respectively. A liability to return collateral received of $3,319 million and $2,801 million (which includes $3 million and $32 million that has not yet settled) is included in “Cash collateral held for loaned securities” as of December 31, 2020 and 2019, respectively. Additionally, assets and a cash collateral liability of $8 million and $10 million were received for unaffiliated lending as of December 31, 2020 and 2019, respectively.
Securities Lending policies and procedures for the Separate Accounts are generally consistent with the General Account policies and procedures.
Collateral Received
For securities lending transactions, Company and NAIC policies require that 100% and 102% of the fair value of domestic and foreign securities, respectively, be maintained as collateral. The Company only accepts cash collateral; it does not accept collateral that can be sold or repledged.
The following tables sets forth “Cash collateral held for loaned securities” as of the dates indicated:

	Fair Value
	December 31, 2020	December 31, 2019
	(in millions)
Securities Lending:
Open	$3,146	$2,797
30 Days or Less	—	—
31 to 60 Days	—	—
61 to 90 Days	—	—
Greater Than 90 Days	—	—
Subtotal	$3,146	$2,797
Securities Received	—	—
Total Collateral Received	$3,146	$2,797

The aggregate fair value of all securities acquired from the use of the reinvested collateral was $3,101 million and $2,742 million including the investment in NAIC Exempt Federal National Mortgage Association (FNMA) pass-through securities as of December 31, 2020 and 2019, respectively.
In some instances, cash received as collateral is invested in cash equivalents, short-term, and long-term bonds.
The Company did not have any security lending transaction administered by an affiliate agent in which one line reporting of the reinvested collateral is used as of December 31, 2020 and 2019.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Collateral Reinvestment
The following table sets forth the reinvestment of the cash collateral and any securities which the Company or its agent receives for securities lending as of the dates indicated:

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
Securities Lending:
Open	$—	$—	$—	$—
30 Days or Less	338	341	311	313
31 to 60 Days	93	94	88	88
61 to 90 Days	128	128	66	66
91 to 120 Days	121	121	48	48
121 to 180 Days	216	217	204	204
181 to 365 Days	603	606	409	411
1 to 2 years	1,101	1,111	836	841
2 to 3 years	420	424	624	627
Greater than 3 years	58	59	145	144
Subtotal	$3,078	$3,101	$2,731	$2,742
Securities Received	—	—	—	—
Total Collateral Reinvested	$3,078	$3,101	$2,731	$2,742

The Company did not accept collateral that can be sold or repledged, it only accepts cash collateral.

The Company had no securities lending transactions that extend beyond one year from the reporting date as of both December 31, 2020 and 2019.

Repurchase Agreements Transactions Accounted for as Secured Borrowing

For repurchase agreements, Company and NAIC policies require a minimum of 95% of the fair value of securities under these agreements to be maintained as collateral. Please refer to Note 1D for the Company's policy for recognizing repurchase agreements. At December 31, 2020, the Company has sufficient assets to cover its secured borrowing liability.

The following table sets forth the repurchase agreements that were bilateral trades as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
Open - No Maturity	$7,998	$7,065	$7,140	$6,812
Overnight	502	—	—	—
2 Days to 1 Week	502	—	—	—
>1 Week to 1 Month	502	497	—	—
>1 Month to 3 Months	497	—	—	—
>3 Months to 1 Year	—	—	—	—
Greater than 1 Year	—	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the BACV of securities sold under repurchase agreements as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
BACV	$—	$5,726	$—	$5,725
Fair Value	8,684	7,722	7,251	6,893
The securities acquired were bonds with a designation of NAIC 1 with a BACV of $5,726 million and $5,725 million and a fair value of $7,722 million and $6,893 million as of December 31, 2020 and 2019, respectively.
The following table sets forth the cash collateral received as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash	$8,499	$7,562	$7,140	$6,812
Securities (FV)	—	—	—	—
The ending balance of cash collateral had no NAIC designation as of both December 31, 2020 and 2019.
The following table sets forth the allocation of aggregate collateral by remaining contractual maturity as of the dates indicated:

	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
	(in millions)
Overnight and Continuous	$7,065	$6,812
30 Days or Less	497	—
31 to 90 Days	—	—
Greater than 90 Days	—	—
The following table sets forth the allocation of aggregate collateral reinvested as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
30 Days or Less	$814	$819	$758	$763
31 to 60 Days	225	225	214	214
61 to 90 Days	309	309	161	161
91 to 120 Days	291	292	116	116
121 to 180 Days	520	522	498	498
181 to 365 Days	1,449	1,457	997	1,000
1 to 2 Years	2,645	2,671	2,036	2,048
2 to 3 Years	1,009	1,018	1,520	1,526
Greater than 3 Years	138	142	353	352

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the fair value of the security collateral pledged, and the total liability recognized to return cash collateral as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash Collateral	$8,499	$7,562	$7,140	$6,812
Securities Collateral (FV)	—	—	—	—
Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing
For reverse repurchase agreements Company and NAIC policies require a minimum of 100% of the fair value of securities under these agreements to be maintained as collateral. The securities underlying reverse repurchase agreements are U.S. Treasury bonds or agencies. Please refer to Note 1D for the Company’s policy for recognizing reverse repurchase agreements.
The following table sets forth the reverse repurchase agreements that used tri-party trades as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
Open - No Maturity	$—	$—	$—	$—
Overnight	13	—	50	—
2 Days to 1 Week	13	—	80	—
>1 Week to 1 Month	—	—	—	—
>1 Month to 3 Months	—	—	13	13
>3 Months to 1 Year	—	—	—	—
Greater than 1 Year	—	—	—	—
The Company did not have any securities sold or outstanding for which the repo agreement defaulted as of December 31, 2020 and 2019.

The following table sets forth the fair value of securities acquired under reverse repurchase agreements as of the dates indicated:

	December 31, 2020	December 31, 2019
	(in millions)
Maximum Amount	$13	$80
Ending Balance	—	13
The securities acquired were bonds with a designation of NAIC 1 with a fair value of $0 million and $13 million as of December 31, 2020 and 2019, respectively.
The following table sets forth the fair value of the security collateral pledged as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
	(in millions)
Cash	$—	$—	$—	$—
Securities (FV)	13	—	82	13
Securities (BACV)		—		13

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the allocation of aggregate collateral pledged by remaining contractual maturity as of the dates indicated:

	December 31, 2020	December 31, 2019
	Fair Value	Fair Value
(in millions)
Overnight and Continuous	$—	$—
30 Days or Less	—	—
61 to 90 Days	—	13
Greater than 90 Days	—	—
The following table sets forth the recognized receivable for the return cash collateral as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Cash	$13	$—	$80	$13
Securities (FV)	—	—	—	—
The following table sets forth the total liability recognized to return collateral (repo securities sold/acquired with securities collateral) as of the dates indicated:

	December 31, 2020		December 31, 2019
	Maximum Amount	Ending Balance	Maximum Amount	Ending Balance
(in millions)
Repo Securities Sold/Acquired with Cash Collateral	$13	$—	$80	$13
Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

5E. Real Estate
The Company recorded less than $1 million and $1 million of gains on the sale of real estate during the years ended December 31, 2020 and 2019, respectively. There were no impairment losses recognized on real estate for the years ended December 31, 2020 and 2019.
The Company classified $310 million and $274 million as real estate occupied by the Company as of December 31, 2020 and 2019, respectively.
The Company classified $160 million (less $122 million of encumbrances) and $258 million (less $255 million of encumbrances) as real estate held for the production of income as of December 31, 2020 and 2019, respectively.
The Company did not classify any real estate as held for sale as of both December 31, 2020 and 2019.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

5F.     Other Invested Assets
The following table sets forth the composition of the Company's other invested assets as of the dates indicated:

	December 31, 2020		December 31, 2019
	Carrying Value	% of Total	Carrying Value	% of Total

	($ in millions)
Joint venture and limited partnerships interests in real estate	$406	5.1%	$346	5.1%
Joint venture and limited partnerships interests in common stock	5,949	74.2	5,164	76.7
Joint venture and limited partnerships interests in fixed income	511	6.4	516	7.7
Joint venture and limited partnerships interests - other	674	8.4	543	8.1
Subtotal - Other Invested Assets	$7,540	94.1%	$6,569	97.6%
Receivables for Securities	244	3.0	82	1.2
Cash collateral for variation margin	232	2.9	83	1.2
Total Other Invested Assets	$8,016	100.0%	$6,734	100.0%

5G.     Other Investment Disclosures
Troubled Debt Restructuring
The following table sets forth the restructured mortgage loans as of the dates indicated:

	December 31, 2020	December 31, 2019
(in millions)
Total recorded investment in restructuring loans	$2	$—
Total related realized capital losses	—	—
Total contractual commitments to extend credit to debtors owning receivables whose terms have been modified in trouble debt restructurings	—	—

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than ninety days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.
Reverse Mortgages

The Company did not have reverse mortgages as of December 31, 2020 and 2019.

Low-Income Housing Tax Credits
The Company had $49 million, $46 million and $28 million of low-income housing tax credits (“LIHTC”) and other tax benefits for the years ended December 31, 2020, 2019 and 2018, respectively. The Company had $188 million and $151 million of LIHTC property investments as of December 31, 2020 and 2019, respectively. These investments are included in “Other invested assets.” The number of years remaining of unexpired tax credits and required holding periods are as follows: 0-5 years – 2 investments, 6-10 years – 4 investments, over 10 years – 2 investments as of December 31, 2020 and 0-5 years - 2 investments, 6-10 years - 4 investments, over 10 years - 2 investments as of December 31, 2019. None of the LIHTC investments are currently subject to any regulatory reviews and there are no commitments or contingent commitments anticipated to be paid. There were no impairments on LIHTC property investments for the years ended December 31, 2020 and 2019.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Restricted Assets
The following table sets forth restricted assets (including pledged) as of the date indicated:

	December 31, 2020
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	2,556	—	3,255	—	5,811	—	5,811	1.8%	1.9%
Subject to repurchase agreements	5,726	—	—	—	5,726	—	5,726	1.8%	1.8%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	510	—	—	—	510	—	510	0.2%	0.2%
FHLB capital stock	147	—	—	—	147	—	147	0.1%	0.1%
On deposit with state	5	—	—	—	5	—	5	0.0%	0.0%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral to FHLB (including assets backing funding agreements)	2,814	—	—	—	2,814	—	2,814	0.9%	0.9%
Pledged as collateral not captured in other categories	18,203	—	593	—	18,796	—	18,796	6.0%	6.0%
Other restricted assets	—	—	—	—	—	—	—	0.0%	0.0%
Total restricted assets	$29,961	$—	$3,848	$—	$33,809	$—	$33,809	10.8%	10.9%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the detail of assets pledged as collateral not captured in other categories as of the date indicated:

	December 31, 2020
	Gross (Admitted & Nonadmitted) Restricted							Percentage
Description of Assets:	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Derivatives Collateral	$440	$—	$592	$—	$1,032	$—	$1,032	0.3%	0.3%
Reinsurance Trust Assets	17,763	—	—	—	17,763	—	17,763	5.7%	5.7%
Total	$18,203	$—	$592	$—	$18,795	$—	$18,795	6.0%	6.0%

The following tables set forth the collateral received and reflected as assets within the Company’s financial statements as of the date indicated:

	December 31, 2020
	BACV	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
	($ in millions)
Collateral Assets:

General Account:
Cash, Cash Equivalents, and Short-Term Investments	$3,180	$1,492	2.0%	2.1%
Bonds	21,802	23,765	13.8%	14.1%
Mortgage loans	4,271	4,475	2.7%	2.8%
Preferred stocks	2	3	0.0%	0.0%
Other invested assets	13	15	0.0%	0.0%
Other	661	2,780	0.4%	0.4%
Total General Account	$29,929	$32,530	18.9%	19.4%

Separate Account:
Cash, Cash Equivalents, and Short-Term Investments	$3,076	$3,076	2.0%	2.0%
Bonds	192	192	0.1%	0.1%
Mortgage loans	—	—	0.0%	0.0%
Common stocks	—	—	0.0%	0.0%
Other invested assets	—	—	0.0%	0.0%
Other	—	157	0.0%	0.0%
Total Separate Account	$3,268	$3,425	2.1%	2.1%

	December 31, 2020
	Amount	% of Liability to Total Liabilities
	($ in millions)
Recognized Obligation to Return Collateral Asset (General Account)	$10,708	7.5%
Recognized Obligation to Return Collateral Asset (Separate Account)	$3,392	2.2%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth restricted assets (including pledged) as of the date indicated:

	December 31, 2019
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
Collateral held under security lending agreements	2,390	—	2,719	—	5,109	—	5,109	1.7%	1.7%
Subject to repurchase agreements	5,725	—	20	—	5,745	—	5,745	1.9%	2.0%
Subject to reverse repurchase agreements	13	—	—	—	13	—	13	0.0%	0.0%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	0.0%	0.0%
Placed under option contracts	—	—	—	—	—	—	—	0.0%	0.0%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	50	—	—	—	50	—	50	0.0%	0.0%
FHLB Capital Stock	30	—	—	—	30	—	30	0.0%	0.0%
On deposit with state	5	—	—	—	5	—	5	0.0%	0.0%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—	—	—	0.0%	0.0%
Pledged as collateral not captured in other categories	12,370	—	446	—	12,816	—	12,816	4.3%	4.4%
Other restricted assets	—	—	—	—	—	—	—	0.0%	0.0%
Total restricted assets (1)	$20,583	$—	$3,185	$—	$23,768	$—	$23,768	7.9%	8.1%

(1) Amounts for 2019 have been revised to correct previously reported amounts.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table sets forth the detail of assets pledged as collateral not captured in other categories as of the date indicated:

	December 31, 2019
	Gross (Admitted & Nonadmitted) Restricted							Percentage
Description of Assets:	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	($ in millions)
Derivatives Collateral	$227	$—	$446	$—	$673	$—	$673	0.2%	0.2%
Reinsurance Trust Assets	12,143	—	—	—	12,143	—	12,143	4.1%	4.2%
Total (1)	$12,370	$—	$446	$—	$12,816	$—	$12,816	4.3%	4.4%
(1) Amounts for 2019 have been revised to correct previously reported amounts.

The following tables set forth the collateral received and reflected as assets within the Company’s financial statements as of the date indicated:

	December 31, 2019
	BACV	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
	($ in millions)
Collateral Assets:

General Account:
Cash, Cash Equivalents, and Short-Term Investments	$972	$971	0.6%	0.7%
Bonds	16,528	17,494	11.0%	11.3%
Mortgage loans	4,276	4,409	2.9%	2.9%
Common stocks	—	—	0.0%	0.0%
Other invested assets	14	15	0.0%	0.0%
Other	(36)	(36)	0.0%	0.0%
Total General Account	$21,754	$22,853	14.5%	14.9%

Separate Account:
Cash, Cash Equivalents, and Short-Term Investments	$2,591	$2,591	1.8%	1.8%
Bonds	206	194	0.1%	0.1%
Mortgage loans	—	—	0.0%	0.0%
Common stocks	—	—	0.0%	0.0%
Other invested assets	—	—	0.0%	0.0%
Other	—	—	0.0%	0.0%
Total Separate Account	$2,797	$2,785	1.9%	1.9%

	December 31, 2019
	Amount	% of Liability to Total Liabilities
	($ in millions)
Recognized Obligation to Return Collateral Asset (General Account)	$9,609	7.1%
Recognized Obligation to Return Collateral Asset (Separate Account)	$2,801	1.9%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Net Investment Income
Interest overdue is accrued up to a maximum of ninety days. If accrued interest is more than ninety days overdue, it is reversed and recognized as income when received.
Income is not accrued on bonds in or near default and is excluded from “Net investment income.” Bond income not accrued was $40 million, $35 million and $27 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company did not have any interest on mortgage loans over ninety days due for the years ended December 31, 2020, 2019 and 2018.
Real estate rent that is in arrears for more than three months or the collection of rent that is uncertain is non-admitted and excluded from “Net investment income.” There was no non-admitted due and accrued rental income on real estate for the years ended December 31, 2020, 2019 and 2018.

Other invested assets had no non-admitted due and accrued income for the years ended December 31, 2020, 2019 and 2018.

The following table sets forth “Net investment income” for the years ended December 31:

	2020	2019	2018
	(in millions)

Bonds	$3,681	$3,760	$3,506
Stocks	198	442	410
Mortgage loans	865	897	821
Contract loans	140	147	147
Cash, cash equivalents, and short-term investments	58	115	102
Other investments	579	724	706
Total gross investment income	5,521	6,085	5,692
Less investment expenses	(703)	(889)	(812)
Net investment income before amortization of IMR	4,818	5,196	4,880
Amortization of IMR	108	41	16
Net investment income	$4,926	$5,237	$4,896
The following table sets forth “Net realized capital gains (losses)” for the years ended December 31:

	2020	2019	2018
	(in millions)

Bonds	$147	$(44)	$(124)
Stocks	(77)	10	53
Mortgage loans	(8)	(21)	(11)
Derivative instruments	526	755	(273)
Other invested assets	25	(16)	58
Gross realized capital gains (losses)	613	684	(297)
Capital gains tax	(59)	(175)	(51)
IMR transfers, net of tax	(759)	(648)	269
Net realized capital (losses)	$(205)	$(139)	$(79)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Sub-prime Mortgage Related Risk Exposure
While there is no market standard definition, the Company defines sub-prime mortgages as residential mortgages that are originated to weaker quality obligors as indicated by weaker credit scores, as well as mortgages with higher loan to value ratios, or limited documentation.
The Company did not have direct exposure through investments in subprime mortgage loans.
The Company’s exposure to sub-prime mortgage loans is through other investments. The following tables set forth the composition of our asset-backed securities collateralized by sub-prime mortgages as of the dates indicated:

	December 31, 2020
	Actual Cost	BACV	Fair Value	Other-Than-Temporary Impairment Losses Recognized
	(in millions)
Residential mortgage-backed securities	$100	$100	$162	$—
Total	$100	$100	$162	$—

	December 31, 2019
	Actual Cost	BACV	Fair Value	Other-Than-Temporary Impairment Losses Recognized
	(in millions)
Residential mortgage-backed securities	$148	$148	$220	$—
Total	$148	$148	$220	$—

The residential mortgage-backed securities in the table above are rated by nationally recognized rating agencies. In making our investment decisions, the Company assigns internal ratings to our asset-backed securities based upon our dedicated asset-backed securities unit’s independent evaluation of the underlying collateral and securitization structure.
The Company did not have underwriting exposure to sub-prime mortgage risk through Mortgage Guaranty or Financial Guaranty insurance coverage.
Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk
During the normal course of its business, the Company utilizes financial instruments with off-balance sheet credit risk such as commitments and financial guarantees. Commitments primarily include commitments to fund investments in private placement securities, limited partnerships and other investments, as well as commitments to originate mortgage loans. As of December 31, 2020 and 2019, these commitments were $6,466 million and $5,208 million, respectively.
The Company writes credit default swaps requiring payment of principal due in exchange for the referenced credits, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company’s maximum amount at risk, assuming the value of the referenced credits become worthless, is $1,485 million and $987 million at December 31, 2020 and 2019, respectively. The credit default swaps generally have maturities of five years or less.
In the course of the Company’s business, it provides certain financial guarantees and indemnities to third parties pursuant to which it may be contingently required to make payments now or in the future. As of December 31, 2020 and 2019, financial guarantees issued by the Company were $86,273 million and $80,021 million, respectively, primarily comprised of certain contracts underwritten by the Retirement segment include guarantees related to financial assets owned by the guaranteed party. These contracts are accounted for as derivatives and carried at fair value. At December 31, 2020 and 2019, such contracts in force carried a total guaranteed value of $86,264 million and $80,009 million, respectively. These guarantees are supported by collateral that is not reflected on the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. This collateral had a fair value of $90,612 million and $81,604

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

million at December 31, 2020 and 2019, respectively. The remaining $9 million is due to a guarantee on behalf of a previously owned investment subsidiary, Washington Street Investments, LLC.
Netting and Offsetting of Assets and Liabilities
The Company did not have any applicable transactions that are offset and reported net in accordance with SSAP No. 64, “Offsetting and Netting of Assets and Liabilities.”
5* Securities
The following table sets forth the NAIC 5* securities as of the dates indicated:

	December 31, 2020			December 31, 2019
	Number of 5* Securities	Aggregate BACV	Aggregate Fair Value	Number of 5* Securities	Aggregate BACV	Aggregate Fair Value
	($ in millions)
Investment:
Bonds	23	$115	$106	24	$120	$123
LB&SS	16	43	43	11	32	32
Preferred stock	1	2	2	—	—	—
Total	40	$160	$151	35	$152	$155

Prepayment Penalties

The following table sets forth the prepayment penalty and acceleration fees for the years ended:

	December 31, 2020		December 31, 2019		December 31, 2018
	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account

	($ in millions)
Prepayment Penalty and Acceleration Fees:
Number of CUSIPs	152	—	150	—	133	—
Aggregate Amount of investment income	$77	$—	$95	$—	$45	$—

6.    SUBSEQUENT EVENTS
Type 1 – Recognized Subsequent Events:
Subsequent events have been considered through April 8, 2021, the date these audited financial statements were issued.
Type 2 – Non-recognized Subsequent Events:
Subsequent events have been considered through April 8, 2021, the date these audited financial statements were issued.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

7.    REINSURANCE
The Company participates in reinsurance in order to provide greater diversification of business, provide additional capacity for future growth, limit the maximum net loss potential arising from large risks, and manage capital, as well as certain risks associated with its products. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term, coinsurance and modified coinsurance.

Total direct, assumed and ceded premiums for the years ended December 31, are as follows:

	2020	2019	2018
	(in millions)
Premiums:
Direct	$19,740	$25,525	$26,870
Assumed	11,986	10,459	9,241
Ceded	6,564	6,238	5,632

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The total amount of reinsurance credits taken as a reduction of liability for these agreements in this statement is $0 million, $153 million and $113 million for the years ending December 31, 2020, 2019 and 2018, respectively.

The Company executed new reinsurance agreements with external counterparties and the reinsurance reserve credits for individual life and group insurance were $0 million and $0 million as of December 31, 2020, respectively, $3 million and $90 million as of December 31, 2019, respectively, and $6 million and $135 million as of December 31, 2018, respectively.

The Company has written off or reported in its operations the following amounts during the years ending December 31, 2020, 2019 and 2018 as a result of uncollectible or commutated reinsurance with the respective companies:

	Uncollectible Reinsurance			Commutation of Reinsurance
	2020	2019	2018	2020	2019	2018
	(in thousands)
Claims incurred	$—	$—	$—	$—	$—	$—
Claims adjustment expenses incurred	—	—	—	—	—	—
Premiums earned	—	—	—	—	5,350	—
Other	—	—	—	—	—	—
Company:
Employers Reinsurance Corporation	—	—	—	—	1,000	—
Exchange Indemnity Corporation	—	—	—	—	50	—
MHL Reinsurance LTD	—	—	—	—	4,300	—

Most of the Company’s ceded reinsurance is undertaken as indemnity reinsurance, which does not discharge the Company as the primary insurer. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable, recording an allowance when necessary for uncollectable reinsurance.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The amounts related to reinsurance agreements as of and for the years ended December 31, are as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed from affiliated insurers	$30,177	$25,878	$22,496	$7,399	$7,212	$6,302
Assumed from unaffiliated insurers	18,506	17,305	16,786	4,587	3,247	2,939
Total reinsurance assumed	$48,683	$43,183	$39,282	$11,986	$10,459	$9,241

Ceded to affiliated insurers	$62,196	$62,579	$62,879	$2,410	$2,664	$2,757
Ceded to unaffiliated insurers	3,018	3,001	2,968	4,154	3,574	2,875
Total reinsurance ceded	$65,214	$65,580	$65,847	$6,564	$6,238	$5,632

Individual Life

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed:
DART	$213	$201	$102	$90	$148	$117
GUL Re	108	100	97	76	68	66
Term Re	454	437	423	270	236	211
PURC	161	148	136	92	83	74
PARU	973	938	921	478	442	422
PAR Term	417	422	384	314	301	230
Pramerica	—	—	1	—	(1)	—
PARCC	715	713	691	594	605	524
PLAZ	274	268	290	238	224	245
PLNJ	50	48	50	43	41	44
Affiliated total	3,365	3,275	3,095	2,195	2,147	1,933
Unaffiliated	16,044	15,453	15,074	956	1,029	1,097
Unaffiliated total	16,044	15,453	15,074	956	1,029	1,097
Total	$19,409	$18,728	$18,169	$3,151	$3,176	$3,030

Ceded:
PLAZ	$11,860	$11,187	$10,752	$371	$417	$444
DART	—	—	—	—	—	(2)
Affiliated total	11,860	11,187	10,752	371	417	442
Unaffiliated	2,791	2,793	2,775	1,537	1,467	1,414
Unaffiliated total	2,791	2,793	2,775	1,537	1,467	1,414
Total	$14,651	$13,980	$13,527	$1,908	$1,884	$1,856

DART

Effective January 1, 2018, the Company entered into a yearly renewable term (“YRT”) agreement with a subsidiary, Dryden Arizona Reinsurance Term Company (“DART”), that states DART will retrocede 95% to 100% of the mortality risk on each policy assumed from Pruco Life Insurance Company of Arizona (“PLAZ”) and Pruco Life Insurance Company of New Jersey (“PLNJ”).

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

GUL Re

Effective January 1, 2017, the Company entered into a YRT agreement with a subsidiary, Gibraltar Universal Life Reinsurance Company (“GUL Re”), that states GUL Re will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and GUL Re. The agreement covers Universal Life (“UL”) policies with effective dates of January 1, 2017 and later, excluding policies that utilize a principles-based reserving methodology. Under this agreement, GUL Re retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. Effective July 1, 2017, the Company amended the agreement with GUL Re to include policies with effective dates prior to January 1, 2014. The amendment states that GUL Re will retrocede 27% of the net amount at risk related to the first $1 million of face amount and 30% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and GUL Re. Under this amended agreement, GUL Re retains between 0% and 3% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $30,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company.

Term Re

Effective January 1, 2014, the Company entered into a YRT agreement with a subsidiary, Prudential Term Reinsurance Company (“Term Re”), that states Term Re will retrocede 95% to 100% of the mortality risk on each policy assumed from PLAZ and PLNJ.

PURC

Effective October 1, 2013, the Company entered into a YRT agreement with a subsidiary, Prudential Universal Reinsurance Company (“PURC”), that states PURC will retrocede 63% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PURC (i.e., UL policies with effective dates of 2011 and 2012). Under this agreement, PURC retains between 0% and 7% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $70,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In July 2013, the Company amended the agreement with PURC for policies with effective dates of January 1, 2014 and later. The amendment states that PURC will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PURC. Under this amended agreement, PURC retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In third quarter 2014, the Company amended this YRT agreement to include the additional business assumed from PLAZ (i.e., under the coinsurance agreement between PLAZ and PURC, which was amended to include UL policies with effective dates of 2013, covering the same terms as the original agreement for policies with effective dates of 2011 and 2012 as indicated above). PURC also retains 100% of the supplemental benefits and riders on these policies assumed from PLAZ and PLNJ under the coinsurance agreements, excluding the Target Term Rider, Estate Protection Rider and the Living Needs Benefit Rider.

PARU

Effective January 1, 2013, the Company also entered into an agreement with a subsidiary, Prudential Arizona Reinsurance Universal Company (“PARU”), to assume 95% of the face amount of mortality risk on the first $1 million and 100% of the mortality risk in excess of $1 million on the Hartford Guaranteed Universal Life (“GUL”) business assumed from PLAZ. Under this agreement, PARU retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. For select GUL policies where Hartford reinsured a portion of the no-lapse risk with external reinsurers and where those reinsurance agreements have been novated from Hartford to the Company, PARU retrocedes that same percentage of no-lapse risk to the Company.

Effective July 1, 2011, the Company entered into a YRT agreement with this same subsidiary, that states PARU will retrocede 63% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLAZ under the coinsurance agreement between PLAZ and PARU (i.e., UL policies with effective dates prior to January 1, 2011). Under this agreement, PARU retains between 0% and 7% of the face amount with respect to the mortality risk assumed on these PLAZ policies, subject to a $70,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. In July 2012, the Company amended the agreement with PARU. The amendment states that PARU will retrocede 95% of the net amount at risk related to the first $1 million of face amount and 100% of net amount at risk related to the face amount in excess of $1 million on policies assumed from PLNJ under the coinsurance agreement between PLNJ and PARU. Under this amended agreement, PARU retains between 0% and 5% of the face amount with respect to the mortality risk assumed on these PLNJ policies, subject to a $50,000 per policy maximum, and retrocedes all of the remaining mortality risk to the Company. PARU also retains 100% of the supplemental benefits and riders on these policies assumed from PLAZ and PLNJ under the coinsurance agreements,

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

excluding the Target Term Rider, Estate Protection Rider and the Living Needs Benefit Rider. In third quarter 2013, the Company amended this YRT agreement to include the additional business assumed from PLAZ (i.e., under the coinsurance agreement between PLAZ and PARU, which was amended to include UL policies with effective dates of 2011 as indicated above). Additionally, in fourth quarter 2013, the Company entered into a novation and assumption agreement with PURC and PARU to have PARU released and discharged from the YRT reinsurance related to the 2011 and 2012 business, which is now being coinsured with PURC and retroceded to the Company through YRT reinsurance.

PAR Term

Effective January 1, 2010, the Company entered into a YRT agreement with a subsidiary, Prudential Arizona Reinsurance Term Company (“PAR Term”), that states PAR Term will retrocede 95% to 100% of the mortality risk on each policy assumed from PLAZ and PLNJ.

Pramerica

Effective June 24, 2008, the Company entered into a reinsurance agreement with Pramerica to reinsure up to 100% of the policy risk associated with Private Placement Variable Universal Life policies. In addition, the Company has agreed to reinsure excess loss through a YRT contract.

PARCC

Effective August 1, 2004, the Company entered into a YRT agreement with a subsidiary, Prudential Arizona Reinsurance Captive Company (“PARCC”), to assume up to 100% of its mortality risk associated with certain term life insurance contracts. The Company subsequently entered into yearly renewable agreements to cede up to 100% of the mortality risk assumed from PARCC to external reinsurers.

PLAZ

Effective December 1, 2004, the Company has entered into a YRT reinsurance agreement with PLAZ, a subsidiary of the Company, to reinsure up to 100% of mortality risk remaining on its policies after any coinsurance with other captives. Effective July 1, 2017, this agreement was terminated for new business for most permanent products. Effective July 1, 2019, the agreement between PLAZ and PICA was recaptured for any risk on term products that are coinsured from PLAZ to the term captives PAR Term and PARCC, due to the coinsurance increasing to 100%. Also, effective January 2, 2013, the Company entered into two agreements with PLAZ to retrocede the portion of the Hartford assumed business (From Individual Life Insurance “ILI” and Hartford Life Insurance Company (“HLIC”) entities) that is classified as GUL.

PLNJ

Effective December 1, 2004, the Company has entered into a YRT reinsurance agreement with PLNJ, a subsidiary of the Company, to reinsure up to 100% of mortality risk remaining on its policies after any coinsurance with other captives. Effective July 1, 2017, this agreement was terminated for new business for most permanent products.

Unaffiliated

Life reinsurance is accomplished through various plans of reinsurance, primarily YRT, per person excess, excess of loss, and coinsurance. On policies sold since 2000, the Company has reinsured a significant portion of the individual life mortality risk. Placement of reinsurance is accomplished primarily on an automatic basis with some specific risks reinsured on a facultative basis. The Company has historically retained up to $30 million per life, but reduced its retention limit to $20 million per life beginning in 2013.

On January 2, 2013, the Company acquired the individual life insurance business of The Hartford Financial Services Group, Inc. (“The Hartford”) through a reinsurance transaction. Under the terms of the agreement, the Company paid The Hartford a cash consideration of $615 million consisting primarily of a ceding commission to provide reinsurance for approximately 700,000 Hartford life insurance policies with a net retained face amount in force of approximately $141 billion. The assets acquired and liabilities assumed have been included in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of the date of acquisition. The Company’s Statement of Operations and Changes in Capital and Surplus includes the results of the acquired business beginning from the date of acquisition.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Closed Block

The Company has ceded to an affiliated insurer as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Ceded:
PLIC	$50,336	$51,392	$52,127	$1,973	$2,196	$2,291
Affiliated total	$50,336	$51,392	$52,127	$1,973	$2,196	$2,291

PLIC

The Plan of Reorganization provided that Prudential Insurance may, with the prior consent of the New Jersey Commissioner of Banking and Insurance, enter into agreements to transfer to a third party all or any part of the risks under the Closed Block policies. Effective January 1, 2015, the Company recaptured 100% of the remaining Closed Block policies in force covered by these agreements. Concurrently, on January 1, 2015, the Company entered into a reinsurance agreement with its subsidiary, PLIC, in which the Company reinsured substantially all of the outstanding liabilities of its regulatory Closed Block, primarily on a coinsurance basis. The only exceptions to the 100% coinsurance arrangement are as follows (1) the policyholder dividend liability which will be reinsured from the Company to PLIC on a 100% modified coinsurance basis (2) 10% of the Closed Block’s New York policies, which will be retained by the Company on both the coinsurance and modified coinsurance agreements; and (3) certain Closed Block policies that were previously reinsured externally. In connection with this reinsurance transaction, the Company ceded approximately $58 billion of assets into a newly established statutory guaranteed separate account of PLIC. Concurrently, the Company ceded approximately $5 billion of assets to PLIC to support the securities lending program.

Individual Annuities

The Company has assumed from affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed:
PLNJ	$594	$508	$514	$432	$893	$817
PALAC	151	170	223	5	3	6
Affiliated total	745	678	737	437	896	823
Unaffiliated	1,563	1,679	1,555	10	6	23
Unaffiliated total	1,563	1,679	1,555	10	6	23
Total	$2,308	$2,357	$2,292	$447	$902	$846

PLNJ

Effective April 1, 2016, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from PLNJ. This reinsurance agreement covers new and in force business and excludes business reinsured externally. As of December 31, 2020, PLNJ discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between PLNJ and the Company. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company.

PALAC

Effective December 31, 2015, the Company entered into a reinsurance agreement with Prudential Annuities Life Assurance Company (“PALAC”) for its deferred variable annuity business written in New York on a whole contract basis where of the general account liabilities will be reinsured on a coinsurance basis, and the separate account and Market Value Adjusted liabilities will be reinsured on a modified coinsurance basis.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Unaffiliated

Effective June 1, 2006, the Company acquired the variable annuity business of Allstate Financial (“Allstate”) through a reinsurance transaction for $635 million pre-tax of total consideration, consisting primarily of a $628 million ceding commission. The reinsurance arrangement with Allstate included a coinsurance arrangement associated with the separate account assets and liabilities assumed. The assets acquired and liabilities assumed have been included in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of the date of acquisition. The Company’s Statement of Operations and Changes in Capital and Surplus includes the results of the acquired variable annuity business beginning from the date of acquisition.

Retirement

The Company has assumed from affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed:
PLAZ	$2	$3	$3	$—	$—	$—
Affiliated total	2	3	3	—	—	—
Unaffiliated	891	166	149	3,619	2,211	1,818
Unaffiliated total	891	166	149	3,619	2,211	1,818
Total	$893	$169	$152	$3,619	$2,211	$1,818

PLAZ

Effective July 31, 1984, the Company has entered into a Group Annuity Contract reinsurance agreement with PLAZ, a subsidiary of the Company, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract.

Unaffiliated

Since 2014, the Company has entered into reinsurance agreements to assume longevity risk in the United Kingdom. Under these arrangements, the Company assumes scheduled monthly premiums including reinsurance fees, and in exchange, the Company pays the reinsured benefits based on the actual mortality experience for the period to the ceding insurers. The Company has secured collateral from its counterparties to minimize counterparty default risk. As of December 31, 2020, the Company has reserves of $728 million to cover the asset and longevity risk associated with the pension benefits.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

International

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed (1):
Prudential Life Insurance Co., Ltd. (Japan)	$19,006	$16,442	$14,431	$3,323	$2,765	$2,314
Prudential Gibraltar Financial Life Insurance Co., Ltd.	7,059	5,480	4,230	1,443	1,402	1,230
Affiliated total	$26,065	$21,922	$18,661	$4,766	$4,167	$3,544

Ceded (1):
Prudential Seguros, S.A.	$—	$—	$—	$1	$1	$1
Prudential Seguros Mexico, S.A. de C.V.	—	—	—	46	30	3
Affiliated total	—	—	—	47	31	4
Unaffiliated	—	—	—	4	3	3
Unaffiliated total	—	—	—	4	3	3
Total	$—	$—	$—	$51	$34	$7

(1) Effective 2020, the reinsurance amounts with Prudential Life Insurance Co. of Korea, Ltd. and Prudential Life Insurance Company of Taiwan Inc. were excluded from the International Business and included in the divested and run-off businesses in Other Business. Prior period amounts have been updated to conform to current period presentation.

Affiliated

The Company reinsures certain individual life insurance policies through excess risk term contracts. In addition, the Company has entered into coinsurance agreements for U.S. dollar-denominated policies sold by The Prudential Life Insurance Company, Ltd. (Japan) (“POJ”) and Prudential Gibraltar Financial Life Insurance Co. Ltd. For these reinsurance policies assumed through excess risk term contracts, the Company retrocedes a portion of these reinsurance policies to foreign subsidiary companies of Prudential Financial.

During the second quarter of 2016, a trust was established for the benefit of certain policyholders related to a reinsurance agreement between the Company and POJ. Total assets of $10.5 billion related to this trust arrangement were on deposit with trustees as of December 31, 2020.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Group Insurance

The Company has assumed from and ceded to unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed:
Unaffiliated	$7	$7	$8	$1	$1	$1
Unaffiliated total	$7	$7	$8	$1	$1	$1

Ceded:
Unaffiliated	$213	$192	$174	$2,612	$2,103	$1,457
Unaffiliated total	$213	$192	$174	$2,612	$2,103	$1,457

Unaffiliated

Group Insurance uses reinsurance primarily to limit losses from large claims, in response to client requests and for capital management purposes.

Other Business

The Company has assumed from and ceded to affiliated and unaffiliated insurers as of and for the years ended December 31, as follows:

	Policy and Claim Reserves			Premiums
	2020	2019	2018	2020	2019	2018
	(in millions)
Assumed (1):
Prudential Life Insurance Co. of Korea, Ltd.	$—	$—	$—	$1	$2	$2
Affiliated total	—	—	—	1	2	2
Unaffiliated	1	—	—	1	—	—
Unaffiliated total	1	—	—	1	—	—
Total	$1	$—	$—	$2	$2	$2

Ceded (1):
Prudential Life Insurance Company of Taiwan Inc.	$—	$—	$—	$19	$20	$20
Affiliated total	—	—	—	19	20	20
Unaffiliated	14	16	19	1	1	1
Unaffiliated total	14	16	19	1	1	1
Total	$14	$16	$19	$20	$21	$21

(1) Effective 2020, the reinsurance amounts with Prudential Life Insurance Co. of Korea, Ltd. and Prudential Life Insurance Company of Taiwan Inc. were excluded from the International Business and included in the divested and run-off businesses in Other Business. Prior period amounts have been updated to conform to current period presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

8.    DERIVATIVE INSTRUMENTS
The Company uses derivatives to manage risks from changes in interest rates or foreign currency values, to alter interest rate or currency exposures arising from mismatches between assets and liabilities (including duration mismatches), to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments, and to replicate the investment performance of otherwise permissible investments. Insurance statutes restrict the Company’s use of derivatives primarily to hedging, income generation, and replication activities intended to offset changes in the market value and cash flows of assets held, obligations, and anticipated transactions and prohibit the use of derivatives for speculation.

The Company, at inception, may designate derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment; (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability; (3) a foreign-currency fair value or cash flow hedge; (4) a hedge of the foreign currency exposure of a net investment in a foreign operation or (5) a derivative that does not qualify for hedge accounting, including replications.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur. The qualifying cash flow hedges are related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments and certain forecasted transactions. The maximum length of time for which these variable cash flows are hedged was 38 years and 39 years, as of December 31, 2020 and 2019, respectively.
To the extent that the Company chooses not to designate its derivatives for hedge accounting or designated derivatives no longer meet the criteria of an effective hedge, the changes in their fair value are included in “Change in net unrealized capital gains (losses)” without considering changes in fair value of the hedged item. Accruals of interest income, expense and related cash flows on swaps are reported in “Net investment income.” Upon termination of a derivative that does not qualify for hedge accounting, the gain or loss is included in “Net realized capital gains (losses).” In addition, when realized gains or losses on interest-rate related derivatives are recognized, they are amortized through the IMR.
Types of Derivative Instruments and Derivative Strategies
Derivative instruments used by the Company include currency swaps, currency forwards, interest rate swaps, interest rate options, total return swaps, treasury futures, equity options (including rights and warrants), equity futures, and credit default swaps. For those hedge transactions which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded in a manner consistent with the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction. For hedges of net investments in a foreign operation, changes in fair value of such derivatives, to the extent effective, are recorded in “Change in net unrealized capital gains.” In measuring effectiveness, with respect to certain hedge relationships, the Company’s risk management strategy may define specific risk being hedged and it may exclude specific components of derivatives gains or losses unrelated to the defined risk; such excluded components are recognized in “Change in net unrealized capital gains” over the term of the hedge relationship.
Interest Rate Contracts
Interest rate swaps, options, and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
In exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the values of underlying referenced investments, and posts variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission’s merchants who are members of a trading exchange.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Equity Contracts
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices. These derivatives do not qualify for hedge accounting.
Equity index options and futures are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These equity options do not qualify for hedge accounting.
Foreign Exchange Contracts
Currency derivatives, including currency forwards and swaps are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell, and to hedge the currency risk associated with net investments in foreign operations and anticipated earnings of its foreign operations.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. As noted above, the Company uses currency forwards to mitigate the impact of changes in currency exchange rates on U.S. dollar equivalent earnings generated by certain of its non-U.S. businesses, primarily its international insurance and investments operations. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Other Contracts
The Company uses TBA forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. TBA transactions can help the Company enhance the return on its investment portfolio, and can provide a more liquid and cost effective method of achieving these goals than purchasing or selling individual mortgage-backed pools. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to repurchase them at a future date. These transactions do not qualify as secured borrowings and are accounted for as derivatives.
Credit Derivatives
Credit default swaps are used by the Company in conjunction with fixed income investments as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions entered into in conjunction with other investments in order to produce the investment characteristics of otherwise permissible investments. Credit default swaps used in RSATs are carried at amortized cost with premiums received on such transactions recorded to “Net investment income” over the life of the contract and loss payouts, if any, are recorded as “Net realized capital gains (losses).” The Company also uses credit default swaps to hedge exposures in its investment portfolios. Such contracts are not designated as replications, and they are used in relationships that do not qualify for hedge accounting.
Credit derivatives, where the Company has written credit protection on a single name reference, had outstanding notional amounts of $0 million and $100 million as of December 31, 2020 and 2019, respectively. These credit derivatives are reported at fair value as an asset of $0 million and $1 million, as of December 31, 2020 and 2019, respectively. As of December 31, 2020 these credit derivatives’ notionals had the following NAIC ratings: $0 million in NAIC 1, $0 million in NAIC 2, and $0 million in NAIC 3. As of December 31, 2019, these credit derivatives’ notionals had the following NAIC ratings: $36 million in NAIC 1, $60 million in NAIC 2, and $4 million in NAIC 3. The Company has also written credit protection on certain index references with notional amounts of $1,485 million and $887 million, reported at fair value as an asset of $24 million and $39 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, these credit derivatives’ notionals had the following NAIC ratings: $50 million in NAIC 1, $1,435 million in NAIC 3, and $0 million in NAIC 6. As of December 31, 2019, these credit derivatives’ notionals had the following NAIC ratings: $50 million in NAIC 1, $570 million in NAIC 3, and $267 million in NAIC 6. NAIC designations are based on the lowest rated single name reference included in the index.
The Company’s maximum amount at risk under these credit derivatives equals the aforementioned notional amounts and assumes the value of the underlying securities becomes worthless. These single name credit derivatives have matured, while the credit protection on the index reference has a maturity of less than 27 years. These credit derivatives are accounted for as RSATs.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. As of December 31, 2020 and 2019, the Company had $69 million and $0 million of outstanding notional amounts, reported at fair value as $7 million and $0 million of liability, respectively.
Counterparty Credit Risk
The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company’s OTC derivative transactions are represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements. Also, the Company enters into exchange-traded futures and transactions through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of non-performance by counterparties to such financial instruments.
Substantially all of the Company’s OTC derivative contracts are transacted with a subsidiary, Prudential Global Funding, LLC (“PGF”). In instances where the Company transacts with unaffiliated counterparties, the Company manages credit risk by entering into derivative transactions with major international financial institutions and other credit worthy counterparties, and by obtaining collateral where appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.
The net cash collateral that would need to be returned by the Company was $978 million and $1,969 million as of December 31, 2020 and 2019, respectively.
The net fair value of securities pledged as collateral to the Company was $621 million and $49 million as of December 31, 2020 and 2019, respectively.
The table below depicts the derivatives owned by the Company as of December 31, 2020 and 2019:

	Derivatives Financial Instruments
	December 31, 2020			December 31, 2019
		Carrying	Estimated		Carrying	Estimated
	Notional	Amount	Fair Value	Notional	Amount	Fair Value

	(in millions)
Options:
Assets	$2,342	$142	$142	$1,465	$49	$49
Liabilities	$216	$30	$30	$207	$14	$14
Swaps:
Assets	26,095	4,682	5,388	31,308	3,401	3,723
Liabilities	31,155	3,077	3,100	26,723	1,289	1,361
Forwards:
Assets	1,201	45	61	472	5	20
Liabilities	2,767	50	159	2,040	26	82
Futures:
Assets	3,465	27	20	150	—	—
Liabilities	87	—	—	3,224	—	21
Totals:
Assets	$33,103	$4,896	$5,611	$33,395	$3,455	$3,792
Liabilities	$34,225	$3,157	$3,289	$32,194	$1,329	$1,478
Certain of the Company’s derivative contracts require premiums to be paid at a series of specified future dates over the life of the contract or at maturity. The discounted value of these future settled premiums is included in the measurement of the estimated fair value of each derivative along with all other contractual cash flows.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The table below summarizes the net amount of undiscounted future settled premium payments (receipts), by year, as of December 31, 2020:

Fiscal Year	Premium Payments Due
2021	$—
2022	30
2023	—
2024	25
Thereafter	—
Total Future Settled Premiums	$55

	December 31, 2020	December 31, 2019
	(in millions)
Undiscounted Future Premium Commitments	$55	$—
Derivative Fair Value With Premium Commitments	38	—
Derivative Fair Value Excluding Impact of Future Settled Premiums	93	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

9.    INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company has not recorded a valuation allowance as of December 31, 2020 and 2019.
The Tax Act of 2017 was enacted into law on December 22, 2017 and was generally effective starting in 2018. The Tax Act of 2017 changes the taxation of businesses and individuals by lowering tax rates and broadening the tax base through the acceleration of taxable income and the deferral or elimination of certain deductions. The most significant changes for the Company are: (1) the reduction of the corporate tax rate from 35% to 21%; (2) revised methodologies for determining deductions for tax reserves and the dividends received deduction (“DRD”); and (3) an increased capitalization and amortization period for acquisition costs related to certain products.

9A.     The components of the net deferred tax asset/(liability) (“DTA”/“DTL”) are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in millions)
Gross DTA	$4,393	$95	$4,488	$4,176	$119	$4,295	$217	$(24)	$193
Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
Adjusted Gross DTA	4,393	95	4,488	4,176	119	4,295	217	(24)	193
DTA Nonadmitted	608	—	608	1,044	—	1,044	(436)	—	(436)
Subtotal (Net Admitted Adjusted Gross DTA)	3,785	95	3,880	3,132	119	3,251	653	(24)	629
DTL	2,068	261	2,329	1,283	426	1,709	785	(165)	620
Net Admitted DTA	$1,717	$(166)	$1,551	$1,849	$(307)	$1,542	$(132)	$141	$9

	December 31, 2020	December 31, 2019
	(in millions)
Change in Net DTA	$(426)	$307
Less: Change in Net DTL on unrealized (gains)/losses	(91)	(91)
Less: Shared based payment adjustment	—	—
Less: Other balance sheet reclass	(5)	—
Change in net deferred income tax	$(330)	$398

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The components of the admission calculation are as follows:

	December 31, 2020			December 31, 2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components - SSAP No. 101	(in millions)
Admitted pursuant to 11.a. (loss carrybacks)	$—	$34	$34	$—	$69	$69	$—	$(35)	$(35)
Admitted pursuant to 11.b. (Realization)	1,517	—	1,517	1,473	—	1,473	44	—	44
Realization per 11.b.i	1,768	—	1,768	1,802	—	1,802	(34)	—	(34)
Limitation per 11.b.ii			1,517			1,473			44
Admitted pursuant to 11.c	2,268	61	2,329	1,659	50	1,709	609	11	620
Total Admitted pursuant to SSAP No. 101	$3,785	$95	$3,880	$3,132	$119	$3,251	$653	$(24)	$629

Additional information used in certain components of the admission calculation are as follows:

	December 31, 2020	December 31, 2019
	Total	Total
ExDTA ACL RBC ratio	($ in millions)
Ratio % used to determine recovery period & threshold limit amount	714.54%	740.99%
Amount of adjusted capital and surplus used to determine recovery period & threshold limit	$14,946	$14,255

	December 31, 2020		December 31, 2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax-Planning Strategies	($ in millions)
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by tax character as a percentage
Adjusted gross DTAs amount from Note 9A	$4,393	$95	$4,176	$119	$217	$(24)
Percentage of adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to the tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs amount from Note 9A	3,785	95	3,132	119	653	(24)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company’s tax-planning strategies do not include the use of reinsurance.

9B.     Deferred tax liabilities not recognized:
There were no DTLs that are not recognized.

The Company has no Policyholder surplus account under the Internal Revenue Code.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

9C.     Current income taxes incurred consist of the following major components as of December 31:
Current Income Tax:

				Change	Change
	2020	2019	2018	2020-2019	2019-2018
	(in millions)
Federal	$27	$265	$168	$(238)	$97
Foreign	3	5	9	(2)	(4)
Subtotal	30	270	177	(240)	93
Federal income tax on net realized capital gains (losses)	59	175	51	(116)	124
Capital loss carry-forwards	—	—	—	—	—
Other	—	—	—	—	—
Federal and foreign income taxes incurred	$89	$445	$228	$(356)	$217

DTAs Resulting from Book/Tax Differences:

	2020	2019	Change
	(in millions)
Ordinary:
Insurance Reserves	$2,096	$1,971	$125
Policyholder Dividends	223	254	(31)
Deferred Acquisition Costs	476	446	30
Employee Benefits	743	735	8
Invested Assets	647	605	42
Nonadmitted Assets	161	106	55
Other Deferred Tax Assets	47	59	(12)
Subtotal	4,393	4,176	217
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	608	1,044	(436)
Total admitted ordinary DTA	3,785	3,132	653
Capital:
Invested Assets – Bonds, Stocks, & Other	37	119	(82)
Unrealized Capital (Gains)/Losses	58	—	58
Subtotal	95	119	(24)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—
Total admitted capital DTA	95	119	(24)
Total admitted DTA (Ordinary and Capital)	$3,880	$3,251	$629

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

DTLs Resulting from Book/Tax Differences:

	2020	2019	Change
	(in millions)
Ordinary:
Insurance Reserves	$959	$654	$305
Invested Assets - Derivatives & Other	766	592	174
Prepayments	51	—	51
Unrealized Capital (Gains)/Losses	241	—	241
Other	51	37	14
Subtotal	2,068	1,283	785
Capital:
Invested Assets - Bonds, Stocks, & Other	261	333	(72)
Unrealized Capital (Gains)/Losses	—	93	(93)
Subtotal	261	426	(165)
Total DTLs	$2,329	$1,709	$620

Net DTAs/DTLs	$1,551	$1,542	$9

9D.     Analysis of Actual Income Tax Expense
The Company’s income tax expense differs from the amount obtained by applying the statutory rate of 21% to pretax net income for the following reasons at December 31:

				Change	Change
	2020	2019	2018	2020-2019	2019-2018
	(in millions)
Expected federal income tax expense	$548	$194	$269	$354	$(75)
Non taxable investment income	(63)	(112)	(149)	49	37
STAT Reserve Basis Change	(1)	39	(184)	(40)	223
Tax Credits	(47)	(42)	(41)	(5)	(1)
Items in Equity	(35)	(35)	41	—	(76)
Foreign Taxes	3	5	9	(2)	(4)
Change in Tax Rate	—	—	(6)	—	6
Change in Law	(4)	—	—	(4)	—
Audit Interest	—	—	(1)	—	1
Prior Year Audit Settlement	2	(11)	—	13	(11)
Other amounts	16	9	12	7	(3)
Total incurred income tax expense	$419	$47	$(50)	$372	$97

Non-Taxable Investment Income - This item is primarily related to common stock earnings of subsidiaries and the DRD. The DRD reduces the amount of dividend income subject to U.S. tax and accounts for a significant amount of the non-taxable investment income shown in table above. More specifically, the U.S. DRD constitutes $18 million of the total $63 million of 2020 non-taxable investment income and $24 million of the total $112 million of 2019 non-taxable investment income. The DRD for the current period was estimated using information from 2019, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD. The remaining $45 million of tax benefit is driven by $39 million related to common stock earnings of subsidiaries, which are non-taxable for PICA standalone purposes, and other adjustments such as tax-exempt interest which are not material. For 2019, the remaining $88 million of tax benefit was driven by $91 million related to common stock earnings of subsidiaries.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Low-Income Housing and Other Tax Credits - These amounts include incentives within the U.S. tax code for the development of affordable housing aiming at low-income Americans. The Company routinely makes such investments that generate a tax credit which reduces the Company’s effective tax rate.
Changes in Tax Law - The CARES Act - On March 27, 2020, the CARES Act was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOL”) originating in 2020, 2019 or 2018 to carry back those losses for up to five years. For 2020, the Company has recorded an income tax benefit of $4 million from carrying the 2018 NOL back to tax years that have a 35% tax rate.
Repatriation Transition Tax (“RTT”) - The Company recognized $5 million tax expense related to RTT including the $3 million tax benefit related to refinement to provisional estimates recorded in 2018.
The Company is electing to pay the RTT liability under the permitted installments over eight years. The Company expects to pay $4 million during the next five years to satisfy the RTT liability.
9E.     Additional Tax Disclosures
At December 31, 2020, the Company had no net operating loss and no tax credit carry forwards.

The Company did not have AMT credit carryforward as of December 31, 2019 and 2020.

The following is income tax incurred for 2018, 2019 and 2020 that is available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(in millions)

2018	$—	$72	$72
2019	—	160	160
2020	—	53	53
Total	$—	$285	$285

The aggregate amount of deposits admitted under IRC § 6603 is $0 million.

9F.    The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company’s unrecognized tax benefits were $17 million, $18 million and $20 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In 2020, 2019 and 2018 the Company recognized $1 million, $1 million and $0 million, respectively, in the Statutory Statements of Operations and Changes in Capital and Surplus for tax related interest and penalties.
The tax years that remain subject to examination by the U.S. tax authorities at December 31, 2020 are 2014 through 2020.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

9G.    The Company joins in filing a consolidated federal income tax return with its ultimate parent company, PFI. The consolidated companies have executed a written tax allocation agreement, which allocates the tax liability of each company based on their separate return tax liabilities, in accordance with Internal Revenue Code Section 1552(a)(2) and the Treasury Regulations Sections 1.1552-1(a)(2) and 1.1502-33(d)(2)(ii). Members with losses record current tax benefits to the extent such losses are recognized in the consolidated federal tax return. Any company allocated a credit in accordance with these provisions will receive payment for such credit not later than the 31st day of December in the year in which the return is filed.

The Company joins in filing a consolidated federal income tax return, which includes the following companies:

AST Investment Services, Inc.	Prudential Annuities Distributors, Inc.
Braeloch Holdings, Inc.	Prudential Annuities Holding Co, Inc.
Braeloch Successor Corporation	Prudential Annuities Information Services & Technology Corporation
Capital Agricultural Property Services, Inc.	Prudential Annuities Life Assurance Corporation
Colico II, Inc.	Prudential Annuities, Inc.
Colico, Inc.	Prudential Arizona Reinsurance Captive Co.
Dryden Arizona Reinsurance Term Company	Prudential Arizona Reinsurance Term Company
Gibraltar International Insurance Services Company Inc.	Prudential Arizona Reinsurance Universal Co.
Gibraltar Universal Life Reinsurance Company	Prudential Bank & Trust, FSB
Global Portfolio Strategies, Inc.	Prudential Financial, Inc. (Parent)
Graham Resources, Inc.	Prudential IBH Holdco, Inc.
Graham Royalty, Ltd.	Prudential International Insurance Holding, Ltd.
Orchard Street Acres Inc.	Prudential Legacy Insurance Company of New Jersey
PGIM Foreign Investment, Inc.	Prudential Retirement Insurance and Annuity Company
PGIM International Financing Inc.	Prudential Securities Secured Financing Corporation
PGIM Private Placement Investors, Inc.	Prudential Securities Structured Assets, Inc.
PGIM Real Estate Finance Holding Company	Prudential Structured Settlement Company
PGIM Real Estate Loan Services, Inc.	Prudential Term Reinsurance Company
PGIM REF Intermediary Services Inc.	Prudential Trust Company
PGIM Strategic Investments, Inc.	Prudential Universal Reinsurance Company
PGIM Warehouse, Inc.	SMP Holdings, Inc.
PGIM, Inc.	SVIIT Holdings, Inc.
PGLH of Delaware, Inc.	TBG Insurance Services Corporation
PREI Acquisition I, Inc.	The Prudential Assigned Settlement Services, Inc.
PREI Acquisition II, Inc.	The Prudential Home Mortgage Company, Inc.
PREI International, Inc.	The Prudential Real Estate Financial Services of America, Inc.
Pruco Life Insurance Company (Arizona)	TRGOAG Company, Inc. (Texas Rio Grande Other Asset Group)
Pruco Life Insurance Company of NJ	Vantage Casualty Insurance Company

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

10.    INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES
10A.    The Company did not have any material transactions, excluding reinsurance and non-insurance transactions, with affiliates for the years ended December 31, 2020 and 2019.
10B.    The Company reported a receivable from parents, subsidiaries and affiliates of $320 million and $814 million at December 31, 2020 and 2019, respectively. The Company reported a payable to parents, subsidiaries and affiliates of $185 million and $2,424 million at December 31, 2020 and 2019, respectively. Receivables from and payables to parents, subsidiaries and affiliates are reported in “Other assets” and “Other liabilities,” respectively, in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.
10C.    The Company has entered into service agreements with various affiliates. Under these agreements, the Company furnishes services of officers and employees and provides supplies, use of equipment, office space, and makes payment to third parties for general expenses, state and local taxes. The agreements obligate the affiliates to reimburse the Company for the approximate cost of providing such services. The affiliates also furnish similar services to the Company in connection with such agreements.
10D.    Investment in Affiliates Sub-1/Sub- 2 Filing
Balance sheet values of SCAs (excluding U.S. insurance SCA entities) and NAIC filing response information as of December 31, 2020:

SCA Entity	Percentage of SCA Ownership	Admitted Amount	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Disallowed Entities Valuation Method, Resubmission Required (Y/N)	Code**
	($ in millions)
SSAP No. 97 8b(iii) Entities:
Colico II, Inc.	100%	$548	S2	10/21/2020	$548	N	I
Colico, Inc.	100%	2,192	S2	10/21/2020	2,192	N	I
Orchard Street Acres Inc.	100%	1,007	S2	10/21/2020	1,007	N	I
Prudential Realty Securities, Inc. (Common)	100%	583	S2	7/23/2020	583	N	I
Prudential Realty Securities, Inc. PFD	50%	—	S2	7/23/2020	—	N	I
PGIM Loan Originator	73%	16	S1	In Process	—	N/A	N/A
Total SSAP No. 97 8b(iii) Entities		$4,346			$4,330
* S1 - Sub 1 or S2 - Sub 2
** I - Immaterial
Investment in insurance SCAs for which the statutory capital and surplus differed from the NAIC SAP as a result of using an accounting practice as of December 31, 2020:

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA had completed Statutory Financial Statements*

	(in millions)
Prudential Retirement Insurance and Annuity Company	$5	$(50)	$1,157	$1,207

* Per AP&P Manual (without permitted or prescribed practices)
Please refer to Note 1 for a description of all permitted and prescribed practices, including for investments in Insurance SCA entities.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

11.    NOTES PAYABLE AND OTHER BORROWINGS
11A.     Notes payable and other borrowings consisted of the following as of the dates indicated:

December 31, 2020
Debt Name	Date Issued	Kind of Borrowing	Original Face Amount	Carrying Value	Rate of Interest	Effective Interest Rate	Collateral Requirements	Interest Paid (Current Year)
($ in millions)
Pru Funding LLC - LT	06/26/2008	Cash	$64	$64	6.90%	6.90%	None	$4
PSE&G	10/13/2010, 10/25/2010	Non-Cash, Energy Credits	—	—	11.31%	11.31%	None	—
Defined Contribution - LT	06/28/2016	Cash	116	116	3.09%	3.09%	None	4

1. PICA had Accrued Interest of less than $1 million outstanding as of December 31, 2020.

December 31, 2019
Debt Name	Date Issued	Kind of Borrowing	Original Face Amount	Carrying Value	Rate of Interest	Effective Interest Rate	Collateral Requirements	Interest Paid (Current Year)
($ in millions)
Pru Funding LLC - LT	06/26/2008	Cash	$64	$64	6.90%	6.90%	None	$4
PSE&G	10/13/2010, 10/25/2010	Non-Cash, Energy Credits	2	—	11.31%	11.31%	None	—
Defined Contribution - LT	06/28/2016	Cash	116	116	3.09%	3.09%	None	4

1. PICA had Accrued Interest of less than $1 million outstanding as of December 31, 2019.

Scheduled principal repayments on debt as of December 31, 2020 are as follows: $0 in 2021, $0 in 2022, $180 million in 2023, $0 in 2024, $0 in 2025 and $0 in 2026 and beyond.
There are no covenant violations of the above debt. None of the debt was considered to be extinguished by in-substance defeasance prior to the effective date of this statement. Additionally, no assets have been set aside after the effective date of this statement solely for satisfying scheduled payments of a specific obligation. There are no reverse repurchase agreements whose amounts are included as part of the above debt.

11B.     Federal Home Loan Bank Funding Agreements
    The Company is a member of the Federal Home Loan Bank of New York (“FHLBNY”). Membership allows the Company access to the FHLBNY’s financial services, including the ability to obtain collateralized loans and to issue collateralized funding agreements. Under applicable law, the funding agreements issued to the FHLBNY have priority claim status above debt holders of the Company. FHLBNY borrowings and funding agreements are collateralized by qualifying mortgage-related assets or U.S. Treasury securities, the fair value of which must be maintained at certain specified levels relative to outstanding borrowings. FHLBNY membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount equal to 4.5% of outstanding borrowings. Borrowings by the Company from the FHLBNY are limited to a term of 10 years. The FHLBNY may further restrict the term of borrowings by the Company due to changes in an internal FHLBNY credit rating of the Company that is based on financial strength ratings and RBC ratio. Currently there are no restrictions on the term of borrowings from the FHLBNY. All FHLBNY stock purchased by the Company is classified as restricted general account investments within “Other invested assets” and the carrying value of these investments was $147 million and $30 million as of December 31, 2020 and 2019, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

NJDOBI permits the Company to pledge collateral to the FHLBNY in an amount of up to 5% of its prior year-end statutory net admitted assets, excluding separate account assets. Based on the Company’s statutory net admitted assets as of December 31, 2019, the 5% limitation equates to a maximum amount of pledged assets of $7.3 billion and an estimated maximum borrowing capacity (after taking into account required collateralization levels) of approximately $6.6 billion. Nevertheless, FHLBNY borrowings are subject to the FHLBNY's discretion and to the availability of qualifying assets at the Company. In the first quarter of 2020, PICA issued $3.6 billion in funding agreements under the FHLBNY facility. As of December 31, 2020, $2.5 billion of funding agreements remain outstanding under this facility with maturities ranging from nine months to seven years and rates from 0.620% to 1.925%.

The Company had pledged assets with a fair value of $3.0 billion and $0.0 billion supporting aggregate outstanding collateralized advances and collateralized funding agreements as of December 31, 2020 and 2019, respectively. Outstanding funding agreements, totaling $2.5 billion and $0.0 billion are included in “Deposit-type contracts” as of December 31, 2020 and 2019, respectively. The fair value of qualifying assets that were available to the Company but not pledged amounted to $3.2 billion and $5.4 billion as of December 31, 2020 and 2019, respectively.

FHLBNY Capital Stock
Aggregate Totals:

Debt Name	December 31, 2020	December 31, 2019
	(in millions)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	34	30
Activity Stock	113	—
Excess Stock	—	—
Aggregate Total	$147	$30
Actual or estimated Borrowing Capacity as Determined by the Insurer	$6,559	$5,931

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

December 31, 2020
(in millions)
Membership Stock	Current Year	Not eligible for redemption	Eligible for Redemption
			Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	34	—	34	—	—	—

December 31, 2019
(in millions)
Membership Stock	Current Year	Not eligible for redemption	Eligible for Redemption
			Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	30	—	30	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

    Collateral Pledged to FHLBNY

Amount Pledged:

	Fair Value	Carrying Value	Aggregate Total Borrowing
	(in millions)
Total Collateral Pledged as of 12/31/2020	$3,050	$2,814	$2,517
Total Collateral Pledged as of 12/31/2019	—	—	—

Maximum Amount Pledged:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
	(in millions)
Total Collateral Pledged as of 12/31/2020	$3,050	$2,814	$2,517
Total Collateral Pledged as of 12/31/2019	—	—	—
Borrowing from FHLBNY

Amount as of the dates indicated:

	December 31, 2020		December 31, 2019
	Total	Funding Agreements Reserves Established	Total	Funding Agreements Reserves Established
	(in millions)
Debt	$—		$—
Funding Agreements	2,517	2,522	—	—
Other	—		—
Aggregate Total	$2,517	$2,522	$—	$—

Maximum Amount during period ended December 31, 2020:

Total
(in millions)
Debt	$—
Funding Agreements	2,517
Other	—
Aggregate Total	$2,517

FHLBNY - Prepayment Obligations as of December 31, 2020:

Does the Company have prepayment obligations under the following arrangements (Y/N)
Debt	N
Funding Agreements	N
Other	N

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

12.    RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT PLANS
12A.    The Company has funded non-contributory defined benefit pension plans (“Pension Benefits”), which cover substantially all of its employees. The Company also has several non-funded, non-contributory defined benefit plans covering certain executives. For some employees, benefits are based on final average earnings and length of service, while benefits for other employees are based on an account balance that takes into consideration age, service and salary during their careers.
The Company provides certain life insurance and health care benefits (“Other Postretirement Benefits”) for its retired employees, their beneficiaries and covered dependents. The healthcare plan is contributory, the life insurance plan is non-contributory. Substantially all of the Company’s employees may become eligible to receive benefits if they retire after age 55 with at least 10 years of service or under certain circumstances after age 50 with at least 20 years of continuous service. These benefits are funded as considered necessary by Company management.

A summary of asset, obligations, and assumptions of the Pension and Other Postretirement Benefit Plans are as follows:

(1)     Change in Benefit Obligation:
Pension Benefits:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(in millions)
Benefit obligation at the beginning of year	$(11,186)	$(9,860)	$(1,333)	$(1,228)
Service cost	(193)	(167)	(40)	(36)
Interest cost	(364)	(419)	(43)	(47)
Contributions by plan participants	—	—	—	—
Actuarial gain (loss)	(926)	(1,289)	(87)	(191)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	678	569	105	175
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailment, settlements and special termination benefits	—	(20)	(7)	(6)
Benefit obligation at end of year	$(11,991)	$(11,186)	$(1,405)	$(1,333)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Postretirement Benefits:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(in millions)
Benefit obligation at the beginning of year	$—	$—	$(1,950)	$(1,842)
Service cost	—	—	(21)	(20)
Interest cost	—	—	(62)	(77)
Contributions by plan participants	—	—	(22)	(21)
Actuarial gain (loss)	—	—	(97)	(119)
Foreign currency exchange rate changes	—	—	—	(1)
Benefits paid	—	—	170	165
Plan amendments	—	—	—	(27)
Business combinations, divestitures, curtailment, settlements and special termination benefits	—	—	(7)	(8)
Benefit obligation at end of year	$—	$—	$(1,989)	$(1,950)

Special or Contractual Benefits Per SSAP No. 11:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(in millions)
Benefit obligation at the beginning of year	$—	$—	$(60)	$(59)
Service cost	—	—	(56)	(39)
Interest cost	—	—	(1)	(2)
Contributions by plan participants	—	—	(12)	(10)
Actuarial gain (loss)	—	—	4	—
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	60	51
Plan amendments	—	—	—	(1)
Business combinations, divestitures, curtailment, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$(65)	$(60)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

(2)    Change in Plan Assets:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2020	2019	2020	2019
	(in millions)
Fair value of plan assets at the beginning of year	$13,277	$12,216	$1,515	$1,395	$58	$58
Actual return on plan assets	1,689	1,630	167	259	4	5
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	105	175	10	4	45	36
Plan participants’ contributions	—	—	22	21	20	10
Benefits paid	(783)	(744)	(170)	(164)	(78)	(51)
Business combinations, divestitures, settlements	—	—	—	—	—	—
Fair value of plan assets at the end of year	$14,288	$13,277	$1,544	$1,515	$49	$58

(3)    Funded status:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(in millions)
Components
Prepaid benefit costs	$5,663	$5,736	$—	$—
Overfunded plan assets	(3,366)	(3,644)	—	—
Accrued benefit cost	(1,188)	(1,146)	57	71
Liability for benefits	(218)	(187)	(503)	(507)

Assets and liabilities recognized
Assets (nonadmitted)	2,297	2,091	—	—
Liabilities recognized	(1,405)	(1,333)	(446)	(436)
Unrecognized liabilities	—	—	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

(4)    Net periodic benefit cost included in “Other expenses (benefits)” in the Company’s Statements of Operations and Changes in Capital and Surplus for the period ended December 31 includes the following components:
Components of net periodic benefit cost:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(in millions)

Service cost	$233	$203	$227	$21	$20	$21	$56	$39	$40
Interest cost	407	466	425	62	77	69	1	2	1
Expected return on plan assets	(775)	(776)	(796)	(98)	(93)	(108)	(3)	(3)	(3)
Transition asset or obligation	—	—	—	—	—	—	—	—	—
Gains and losses	341	330	297	20	29	21	(5)	(2)	5
Prior service cost or credit	6	6	6	11	8	5	—	—	—
Gain or loss recognized due to a settlement or curtailment	7	78	1	—	1	—	—	—	—
Total net periodic benefit cost	$219	$307	$160	$16	$42	$8	$49	$36	$43

(5)    Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(in millions)
Items not yet recognized as a component of net periodic benefit cost - prior year	$4,338	$4,101	$486	$543
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during period	—	—	—	27
Net prior service cost or credit recognized	(6)	(6)	(11)	(8)
Net gain and loss arising during period	100	573	27	(47)
Net gain and loss recognized	(341)	(330)	(20)	(29)
Items not yet recognized as a component of net periodic benefit cost - current year	$4,091	$4,338	$482	$486

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

(6)    Amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(in millions)
Net transition asset or obligation	$—	$—	$—	$—
Net prior service cost or credit	78	84	84	94
Net recognized gains and losses	4,012	4,254	399	392
(7)    On a weighted-average basis, the following assumptions are used in accounting for the pension plans:

	2020	2019	2018
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31, 2020, 2019 and 2018:
Discount rate	3.30%	4.30%	3.65%
Expected long-term rate of return on plan assets	6.00%	6.50%	6.25%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate (1)	4.30%	4.30%	4.30%

Weighted-average assumptions used to determine projected benefit obligations as of December 31, 2020, 2019 and 2018:
Discount rate	2.55%	3.30%	4.30%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate (1)	4.25%	4.30%	4.30%

(1) Prior period interest crediting rates have been updated to correct previously reported rates.
On a weighted-average basis, the following assumptions are used in accounting for the postretirement plans:
The weighted-average assumptions used to determine net periodic benefit cost as of December 31, 2020, 2019 and 2018 are discount rates of 3.25%, 4.30% and 3.60%, respectively, and expected long-term rate of return on plan assets of 6.75%, 7.0% and 7.0%, respectively.
The weighted-average assumptions used to determine accumulated postretirement benefit obligation as of December 31, 2020, 2019 and 2018 are discount rates of 2.40%, 3.25% and 4.30%, respectively.
(8)    The amount of the accumulated benefit obligation for defined benefit pension plans as of December 31, 2020 and 2019, was $12,621 million and $12,014 million, respectively.
(9)    For postretirement benefits other than pensions, the assumed health care cost trend rate(s) used to measure the expected cost of benefits covered by the plan are:

	2020	2019	2018
Health care cost trend rates	6.25%	6.25%	6.00%
Ultimate health care cost trend rate after gradual decrease until 2028	4.50%	4.50%	5.00%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

10)    The expected future benefit payments for the Company’s domestic pension and postretirement plans and other postretirement benefit receipts for the years indicated are as follows:

Years	Amount

(in millions)
2021	$829
2022	838
2023	867
2024	871
2025	888
2026-2030	4,627
(11)    The Company anticipates that it will make cash contributions in 2021 of $85 million, $10 million and $40 million to the pension, postretirement and the postemployment plans, respectively.
(12)    There were no purchases of annuity contracts in 2020 and 2019.
(13)    The Company does not use an alternative method to amortize prior service amounts or net gains and losses.
(14)    The Company does not have any substantive commitment, such as past practice or a history of regular benefit increases, used as the basis for accounting for the benefit obligation.
(15)    For 2020 and 2019 certain employees were provided special termination benefits under non-qualified plans in the form of unreduced early retirement benefits as a result of their involuntary termination. For 2020 certain employees were provided special termination benefits under non-qualified plans in the form of unreduced early retirement benefits as a result of their participation in the Voluntary Separation Program that was offered to eligible U.S.-based employees in 2019. For 2019 certain employees were provided special termination benefits in the qualified and non-qualified plans in the form of retirement eligibility bridging as a result of their participation in the Voluntary Separation Program that was offered to eligible U.S.-based employees in 2019. The cost associated with these benefits for 2020 and 2019 was $7 million and $27 million, respectively.
(16)    There were pension plan amendments of $0 million and $0 million in 2020 and 2019, respectively.
There were postretirement plan amendments of $0 million and $27 million in 2020 and 2019, respectively.
(17)    Refer to Funded Status disclosure in Note 12A(3).
12B.    The plan fiduciaries for the Company’s pension and postretirement plans have developed guidelines for asset allocations reflecting a percentage of total assets by asset class, which are reviewed on an annual basis. Asset allocation targets as of December 31, 2020 are as follows:

	Pension Investment Policy		Postretirement Investment
	Guidelines		Policy Guidelines
	2020		2020
	Minimum	Maximum	Minimum	Maximum
Asset category
U.S. Stocks	2%	8%	31%	71%
International Stocks	2%	9%	2%	22%
Bonds	53%	66%	9%	45%
Short-Term Investments	0%	12%	0%	32%
Real Estate	2%	17%	0%	0%
Other	4%	28%	0%	0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The investment goal of the domestic pension plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds and other investments. The cash requirements of the pension obligation, which include a traditional formula principally representing payments to annuitants and a cash balance formula that allows lump sum payments and annuity payments, are designed to be met by the bonds and short-term investments in the portfolio.

The investment goal of the domestic postretirement plan assets is to generate an above benchmark return on a diversified portfolio of stocks, bonds, and other investments, while meeting the cash requirements for the postretirement obligation that includes a medical benefit including prescription drugs, a dental benefit, and a life benefit.

To implement the investment strategy, plan assets are invested in funds that primarily invest in securities that correspond to one of the asset categories under the investment guidelines. However, at any point in time, some of the assets in a fund may be of a different nature than the specified asset category.

Assets held with the Company are in either pooled separate accounts or single client separate accounts. Assets held with a bank are either in common/collective trusts or single client trusts. Pooled separate accounts and common/collective trusts hold assets for multiple investors. Each investor owns a “unit of account.” The asset allocation targets above include the underlying asset mix in the Pooled Separate Accounts and Common/Collective Trusts. Single client separate accounts or trusts hold assets for only one investor, the domestic qualified pension plan, and each security in the fund is treated as individually owned.

There were no investments in Prudential Financial Common Stock as of December 31, 2020 and 2019 for either the pension or postretirement plans.

The authoritative guidance around fair value established a framework for measuring fair value. Fair value is disclosed using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as described in Note 20.

The following describes the valuation methodologies used for pension and postretirement plans assets measured at fair value.

Insurance Company Pooled Separate Accounts and Common or Collective Trusts – Insurance company pooled separate accounts are invested via group annuity contracts issued by the Company. Assets are represented by a “unit of account.” The redemption value of those units is based on a per unit value whose value is the result of the accumulated values of underlying investments. The unit of account value is used as a practical expedient to estimate fair value.

Equities - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for equity securities.

U.S. Government Securities (both Federal and State & Other), Non–U.S. Government Securities, and Corporate Debt - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for fixed maturity securities.

Interest Rate Swaps - See Note 20, Fair value of assets and liabilities, for a discussion of the valuation methodologies for derivative instruments.

Registered Investment Companies (Mutual Funds) - Securities are priced at the net asset values (“NAV”), which is the closing price published by the registered investment company on the reporting date.

Unrealized Gain (Loss) on Investment of Securities Lending Collateral - This value is the contractual position relative to the investment of securities lending collateral.

Short-term Investments - Securities are valued initially at cost and thereafter adjusted for amortization of any discount or premium (i.e., amortized cost). Amortized cost approximates fair value.

Partnerships - The value of interests owned in partnerships is based on valuations of the underlying investments that include private placements, structured debt, real estate, equities, fixed maturities, commodities and other investments.

Hedge Funds - The value of interests in hedge funds is based on the underlying investments that include equities, debt and other investments.

Variable Life Insurance Policies - These assets are held in group and individual variable life insurance policies issued by the Company. Group policies are invested in Insurance Company Pooled Separate Accounts. Individual policies are invested in Registered Investment Companies (Mutual Funds). The value of interest in these policies is the cash surrender value of the policies based on the underlying investments. The variable life insurance policies are valued at contract value which approximates fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

12C.
(1)    Fair Value Measurements of Pension Plan Assets as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Mortgage-backed	$—	$—	$—	$—
Other U.S. government securities	—	985	—	985
U.S. government securities (state & other)	—	588	—	588
Non U.S. government securities	—	23	—	23
Corporate Debt:
Corporate bonds	—	4,059	—	4,059
Asset-backed	—	25	—	25
Collateralized mortgage obligations	—	614	—	614
Collateralized loan obligation	—	441	—	441
Interest rate swaps (1)	—	—	—	—
Registered investment companies	97	—	—	97
Other (2)	33	1	35	69
Unrealized gain (loss) on securities lending (3)	—	—	—	—
Subtotal-Bonds	130	6,736	35	6,901
Real Estate:
Partnerships	—	—	838	838
Other:
Partnerships	—	—	1,235	1,235
Hedge funds	—	—	1,326	1,326
Subtotal-Other	—	—	2,561	2,561
Net assets in the fair value hierarchy	$130	$6,736	$3,434	$10,300

Investments Measured at Net Asset Value, as a practical expedient (4)
Pooled separate accounts				2,654
Common/collective trusts				1,334
Net assets at fair value				$14,288

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Fair Value Measurements of Pension Plan Assets as of December 31, 2019 (5):

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Mortgage-backed	$—	$1	$—	$1
Other U.S. government securities	—	783	—	783
U.S. government securities (state & other)	—	562	—	562
Non U.S. government securities	—	6	—	6
Corporate Debt:
Corporate bonds	—	4,075	—	4,075
Asset-backed	—	22	—	22
Collateralized mortgage obligations	—	485	—	485
Collateralized loan obligation	—	397	—	397
Interest rate swaps (1)	—	2	—	2
Registered investment companies	7	—	—	7
Other (2)	38	(3)	44	79
Unrealized gain (loss) on securities lending (3)	—	—	—	—
Subtotal-Bonds	45	6,330	44	6,419
Real Estate:
Partnerships	—	—	688	688
Other:
Partnerships	—	—	973	973
Hedge funds	—	—	1,311	1,311
Subtotal-Other	—	—	2,284	2,284
Net assets in the fair value hierarchy	$45	$6,330	$3,016	$9,391

Investments Measured at Net Asset Value, as a practical expedient (4)
Pooled separate accounts				2,802
Common/collective trusts				1,084
Net assets at fair value				$13,277

1.Interest rate swaps notional amount is $13 million and $2,462 million for the years ended December 31, 2020 and 2019, respectively.
2.This category primarily consists of cash and cash equivalents, short term investments, payables and receivables and open future contract positions (including fixed income collateral).
3.The contractual net value of the investment of securities lending collateral invested primarily in short-term bond funds is $586 million and $135 million and the liability for securities lending collateral is $586 million and $135 million for the years ended December 31, 2020 and 2019, respectively.
4.The Pension plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.
5.Prior period amounts have been updated to conform to the current year presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

(2)    Fair Value Measurements of Postretirement Plan Assets as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Other U.S. government securities	$—	$9	$—	$9
U.S. government securities (state & other)	—	—	—	—
Non U.S. government securities	—	1	—	1
Corporate Debt:
Corporate bonds	—	7	—	7
Asset-backed	—	1	—	1
Collateralized mortgage obligations	—	4	—	4
Collateralized loan obligation	—	4	—	4
Interest rate swaps	—	—	—	—
Registered investment companies	19	—	—	19
Other (1)	—	—	—	—
Subtotal-Bonds	19	26	—	45
Short Term Investments:
Registered investment companies	165	—	—	165
Net assets in the fair value hierarchy	$184	$26	$—	$210

Investments Measured at Net Asset Value, as a practical expedient (2)
Common trusts				279
Net assets at fair value				489
Variable life insurance policies at contract value				1,055
Total net assets				$1,544

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Fair Value Measurements of Postretirement Plan Assets as of December 31, 2019 (3):

	Level 1	Level 2	Level 3	Total
	(in millions)
Bonds:
U.S. government securities (federal):
Other U.S. government securities	$—	$20	$—	$20
U.S. government securities (state & other)	—	—	—	—
Non U.S. government securities	—	2	—	2
Corporate Debt:
Corporate bonds	—	53	—	53
Asset-backed	—	16	—	16
Collateralized mortgage obligations	—	10	—	10
Collateralized loan obligation	—	15	—	15
Interest rate swaps	—	—	—	—
Registered investment companies	4	—	—	4
Other (1)	—	—	1	1
Subtotal-Bonds	4	116	1	121
Short Term Investments:
Registered investment companies	163	—	—	163
Net assets in the fair value hierarchy	$167	$116	$1	$284

Investments Measured at Net Asset Value, as a practical expedient (2)
Common trusts				273
Net assets at fair value				557
Variable life insurance policies at contract value				958
Total net assets				$1,515

1.This category primarily consists of cash and cash equivalents, short term investments, payables and receivables and open future contract positions (including fixed income collateral).
2.The Postretirement plan excludes from the fair value hierarchy investments that are measured at NAV per share (or its equivalent) as a practical expedient to estimate fair value.
3.Prior period amounts have been updated to conform to the current year presentation.

12D.    The domestic discount rate used to value the pension and postretirement obligations at December 31, 2020 and 2019 is based upon the value of a portfolio of Aa investments whose cash flows would be available to pay the benefit obligation’s cash flows when due. The portfolio is selected from a compilation of approximately 440 Aa-rated bonds across the full range of maturities. Since yields can vary widely at each maturity point, the Company generally avoids using the highest and lowest yielding bonds at the maturity points, so as to avoid relying on bonds that might be mispriced or misrated. This refinement process generally results in having a distribution from the 10th to 90th percentile. The Aa portfolio is then selected and, accordingly, its value is a measure of the benefit obligation at December 31, 2020 and 2019. A single equivalent discount rate is calculated to equate the value of the Aa portfolio to the cash flows for the benefit obligation. The result is rounded to the nearest 5 basis points and the benefit obligation is recalculated using the rounded discount rate.
The pension and postretirement expected long-term rates of return on plan assets for 2020 were determined based upon an approach that considered the allocation of plan assets as of December 31, 2019. Expected returns are estimated by asset class as noted in the discussion of investment policies and strategies below. Expected returns on asset classes are developed using a building-block approach that is forward looking and are not strictly based upon historical returns. The building blocks for equity returns include inflation, real return, a term premium, an equity risk premium, capital appreciation and the effect of active management, expenses and the effect of rebalancing. The building blocks for fixed maturity returns include inflation, real return, a term premium, credit spread, capital appreciation and the effect of active management, expenses and the effect of rebalancing.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The Company applied the same approach to the determination of the expected long term rate of return in 2021. The expected long term rate of return for 2021 is 5.75% and 6.75% for the pension and postretirement plans, respectively.
12E.    The Company sponsors voluntary savings plans for employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions/(benefits) by the Company of up to 4% of annual salary for 2020, 2019 and 2018. The matching contributions by the Company included in “Other expenses (benefits)” are $82 million, $84 million and $89 million for 2020, 2019 and 2018, respectively.

12F.    The Company does not participate in multiemployer pension or postretirement benefit plans.

12G.    The Company does not participate in pension or postretirement benefit plans sponsored by an affiliated consolidated/ holding company.

12H.    Postretirement benefits are accounted for in accordance with prescribed NAIC policy.

12I.    The Impact of Medicare Modernization Act on Postretirement Benefits is not applicable.
Disclosure of Gross Other Postretirement Benefit Payments and Other Postretirement Benefit Subsidy Receipts:

Years	Other Postretirement Benefits	Other Postretirement Benefit Subsidy Receipt
	(in millions)
2021	$148	$7
2022	148	7
2023	148	6
2024	147	6
2025	144	6
2026-2030	662	28
Total	$1,397	$60

12J.    Share Based Payments
Employees participate in share based payment awards sponsored by Prudential Financial for which the Company has no legal obligation. Prudential Financial issued stock-based compensation awards to employees of the Company, including stock options, restricted stock units, restricted stock awards, performance shares and performance units, under a plan authorized by Prudential Financial’s Board of Directors.

Prudential Financial recognizes the cost resulting from all share-based payments in the financial statements in accordance with the authoritative guidance on accounting for stock based compensation and applies the fair value based measurement method in accounting for share-based payment transactions with employees except for equity instruments held by employee share ownership plans.

The results of operations of the Company for the years ended December 31, 2020, 2019 and 2018, include allocated costs of $3 million, $1 million and $1 million, respectively, associated with employee stock options and $91 million, $87 million and $64 million, respectively, associated with employee restricted stock units, performance shares and performance units issued by Prudential Financial to certain employees of the Company.

13.    CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDENDS RESTRICTIONS AND QUASI-REORGANIZATIONS
(A)The Company has 500,000 shares authorized, issued, and outstanding with a total par value of $2.5 million at December 31, 2020. All outstanding shares of the Company’s common stock are held by Prudential Financial, Inc.
(B)New Jersey insurance law provides that dividends or distributions may be declared or paid by the Company without prior regulatory approval only from unassigned surplus, as determined pursuant to statutory accounting principles, less unrealized capital gains and certain other adjustments. In addition, the Company must obtain approval from the New Jersey insurance regulator prior to paying a dividend if the dividend, together with other dividends or distributions made within the preceding twelve months, will exceed greater than 10% of the Company’s surplus or net gain from operations as of the preceding December 31. As of December 31, 2020, the Company’s statutory surplus was $11,771 million. For the year ended, December 31, 2020, the Company’s net gain from operations was $1,968 million.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

In December 2020, the Company paid an ordinary dividend of $500 million to its parent, PFI. The dividend was recorded as dividend to stockholders.
In December 2019, the Company paid an ordinary dividend of $600 million to its parent, PFI. The dividend was recorded as dividend to stockholders.
(C)The portion of profits on participating policies and contracts is limited pursuant to N.J.S.A. 17B:18-46. The limitations would not restrict the Company’s ability to pay a dividend.
(D)Unassigned funds are held for the corporate purposes of the Company. In addition, the Company maintains special surplus funds as part of its surplus to meet special requirements of various states.
(E)In accordance with the requirements of the various states, a special surplus fund has been established for contingency reserves of $239 million and $337 million as of December 31, 2020 and 2019, respectively.
(F)The portion of unassigned funds (surplus) represented by cumulative unrealized gains and losses was $1,467 million and $1,853 million as of December 31, 2020 and 2019, respectively. The portion of unassigned funds (surplus) reduced by nonadmitted assets were $3,673 million and $3,638 million as of December 31, 2020 and 2019, respectively.
(G)    The following table provides information relating to the outstanding surplus notes as of December 31, 2020:

Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/Or Principal
($ in millions)
1	7/1/1995	8.30%	$350	N	$346	$346	$15
Totals			$350		$346	$346	$15

Item Number	Current Year Interest Expense Recognized	Life to Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal Paid	Life to Date Principal Paid	Date of Maturity
($ in millions)
1	$29	$729	—%	$—	$—	7/1/2025
Totals	$29	$729		$—	$—

Item Number	Are Surplus payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
1	N	N	N	N	Cash

Item Number	Principal Amount of assets received upon issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer (Y/N)
($ in millions)
1	$338	$338	N
Totals	$338	$338

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The surplus notes in the aggregate principal amount of $350 million listed in the table above were distributed pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman, Sachs & Co., CS First Boston, Merrill Lynch & Co., J.P. Morgan Securities Inc., and Prudential Securities Incorporated, an affiliate, pursuant to SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (“SSAP 25”), and are administered by the Company as a registrar/paying agent. Under the agreement with external counterparties, the Company received cash proceeds from qualified institutional investors in exchange for the surplus note.
The surplus notes are subordinate in right of payment to policy claims, prior claims, and senior indebtedness. The surplus notes have the following restrictions on payment.
Each payment of principal and interest on the surplus notes may be made only with the prior written approval of the Commissioner, for which approval will only be granted if, in the judgment of the Commissioner, the then current and projected financial condition of the Company warrants such payment. In addition, pursuant to applicable New Jersey law, any payment of principal or interest on the surplus notes may be only out of surplus, earnings, or profits of the Company.
If these conditions to payment are not met, the applicable scheduled maturity date or scheduled interest payment date will be extended until such time, if any, at which conditions are met. Interest will continue to accrue on any unpaid principal amount of the surplus notes during the period of any such extension. Interest will not accrue on interest.
Effective January 1, 2015, the Company entered into a reinsurance agreement with Prudential Legacy Insurance Company (“PLIC”, “Reinsurer”), in which the Company reinsured substantially all of the outstanding liabilities of the Closed Block into a newly established statutory guaranteed separate account. The following information describes the financing arrangement between the Reinsurer and the external counterparties.

The Reinsurer issued a surplus note in the aggregate principal amount of $100 million, was issued on November 20, 2019 pursuant to, and is made subject to the terms of, the Amended and Restated Surplus Note Purchase Agreement, dated August 1, 2019, by and between the Reinsurer, the issuer, and Essex LLC, an affiliate. In March 2020, the Reinsurer executed an increase of outstanding notes by $800 million resulting in cumulative outstanding notes of $900 million. Under the agreement with external counterparties, the Reinsurer received credit-linked notes issued by Essex LLC in exchange for the surplus note. The Reinsurer can redeem the principal amount of the outstanding credit-linked notes for cash upon the occurrence of, and in an amount necessary to remedy, a specified liquidity stress event. Upon such event, the surplus note issuer would monetize the amount of credit-linked notes equal to the amount needed to cure the triggering event which would be provided by external counterparties. At this point, the outstanding principal on the asset would be less than the outstanding principal on the surplus note outstanding. Under the agreements, the external counterparties have agreed to fund any such payments under the credit-linked notes in return for the receipt of fees.
Under these transactions, because valid rights of set-off exist, interest payments on the surplus notes and on the credit-linked notes are settled on a net basis. As of December 31, 2020, 100% of interest payments are offset solely due to administrative offsetting. Administrative offsetting occurs throughout the duration of the surplus note agreement which eliminates or reduces the exchange of cash or assets that would normally occur. As of December 31, 2020, $26 million of interest payments have been remitted.
Assets purchased from the proceeds of the surplus notes were credit-linked notes with an NAIC designation of 1. The book adjusted carrying value of these assets are $400 million as of December 31, 2020. The fair value of the credit linked notes received is the greater of a liquidity event price, optional prepayment price, or sale price. Given that there is a disposition option under which the credits linked notes provide liquidity for their full par price, the carrying value is deemed to approximate the fair value.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

14.    CONTINGENCIES
14A.     Contingent Commitments

In accordance with SSAP No. 5R, “Liabilities, Contingencies and Impairments of Assets” (“SSAP No. 5R”), the following provides detailed information regarding each of the Company’s guarantee agreements, including the nature of the guarantee, the ultimate impact to the financial statements, the current status of the payment or performance risk, the maximum potential of future payments that could be required, the current carrying value of the liability, and the nature of any recourse provisions. In addition, the table following the descriptions summarizes key information about each guarantee.
1)On March 18, 1982, the Company has entered into a support agreement with Prudential Funding, LLC (“Pru Funding”), a wholly owned, non-insurance subsidiary, pursuant to which the Company has agreed to cause Pru Funding to maintain, at all times, tangible net worth (including subordinated debt) of at least $1.00. As of December 31, 2020 and 2019, the tangible net worth of Pru Funding was $28 million and $19 million, respectively. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the support agreement.

2)On September 14, 2010, the Company entered into a yield maintenance agreement, pursuant to which the Company agreed to provide an unaffiliated third party (a “purchaser”) with a minimum rate of return on a portfolio of real estate investments acquired by the purchaser from Washington Street. The Company’s maximum potential exposure under this agreement was estimated to be $9 million as of December 31, 2020. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the agreement.

3)On December 13, 2005, the Company has entered into a support agreement with Pruco Securities, LLC (“Pruco Securities”), a wholly owned, non-insurance subsidiary, pursuant to which the Company agrees to cause Pruco Securities to maintain, at all times, (A) a minimum net capital equal to the greater of $250 thousand or six and two-thirds percent of aggregate indebtedness and (B) a ratio of aggregate indebtedness to net capital of less than or equal to 15:1; provided that the Company’s obligations under the support agreement are limited to an aggregate amount of $10 million. As of December 31, 2020 and 2019, the net capital of Pruco Securities was $82 million and $55 million, respectively. On March 20, 2015, the Company paid the maximum amount payable under the guarantee agreement of $10 million to Pruco Securities to maintain the subsidiary’s debt to capital ratio. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the support agreement.

4)Prudential Assigned Settlement Services Corporation (“PASS Corp”), a wholly owned, non-insurance subsidiary of the Company, participates in the structured settlement annuity market by assuming third party payment obligations to injured parties (“claimants”) pursuant to assignment agreements. The Company guarantees the payment obligations of PASS Corp owing to claimants under these assignment agreements. PASS Corp purchases annuity contracts from the Company and uses such annuity contracts to fund its payment obligations under the assignment agreements. The Company has recognized all obligations related to PASS Corp’s assignment agreements in its own reserves. There are no current remaining policyholder obligations held by PASS Corp related to assignment agreements. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the guarantees.

5)Prudential Structured Settlement Company (“PSSC”), a wholly owned, non-insurance subsidiary of the Company, participates in the structured settlement annuity market by assuming third party payment obligations to claimants pursuant to assignment agreements or by assuming obligations under previously executed assignment agreements. The Company guarantees the payment obligations of PSSC owing to claimants under these assignment agreements. PSSC purchases annuity contracts from the Company and uses such annuity contracts to fund its payment obligations under the assignment agreements. The Company has recognized all obligations related to PSSC’s assignment agreements in its own reserves. There are no current remaining obligations held by PSSC related to assignment agreements. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under the guarantees.

6)The Company’s Employee Retirement Income Security Act (“ERISA”) - Separate Accounts are managed by the following affiliates: Prudential Investment Management, Inc., Quantitative Management Associates LLC, Prudential Private Placement Investors, L.P., Jennison Associates LLC, and Prudential Mortgage Capital Company, LLC (collectively, the “Advisor Affiliates”). Under ERISA guidelines, the Advisor Affiliates are required to obtain a financial performance bond to protect the plan assets from loss due to fraud or dishonesty. In lieu of purchasing an external financial performance bond, the Company has provided a guarantee to the Advisor Affiliates to protect the plan assets from any loss due to fraud or dishonesty. The guarantee creates no additional risk to the Company from loss or fraud since the Company would retain the same risk under ERISA’s fiduciary standards.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

7)E. 22nd Street SSGA Venture LLC is a directly owned real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, PALAC. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The Company’s maximum potential exposure under this guarantee is $225 million. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of June 5, 2025.

8)The Company is the sole member of GA JHCII, LLC. GA JHCII, LLC has issued a guarantee in relation to John Hancock Center, a real estate investment directly owned by GA JHCII, LLC. The guarantee is issued to the senior mortgage lenders, JP Morgan Chase. The guarantee relates to events such as fraud or malicious misconduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of June 22, 2022. The maximum exposure is $1 billion as of December 31, 2020.

9)Metro Retail is a directly owned real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, Citizens, N. A. The guarantee relates to events such as fraud or malicious misconduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of March 20, 2024.

10)The Company is the sole member of GA Collins LLC. GA Collins LLC has issued a guarantee in relation to the acquisition of 2000 Collins, a real estate investment directly owned by GA Collins LLC. The guarantee is issued to the senior mortgage lender, Wells Fargo, N.A. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The Company’s maximum potential exposure under this guarantee is the value of the mortgaged property, with a $1 billion cap. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of September 21, 2021.

11)Thurloe Commercial Guernsey Limited is a real estate investment of the Company. The Company has issued a guarantee in relation to the acquisition of this real estate investment. The guarantee is issued to the senior mortgage lender, Aareal Bank AG. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the term of the mortgage, which has a debt maturity of March 24, 2023.

12)The Company is the sole member of GA 1600 Commons LLC. GA 1600 Commons LLC has issued a guarantee in relation to the acquisition of 1600 Commons, a real estate investment directly owned by GA 1600 Commons LLC. The guarantee is issued to the senior mortgage lender, New York Life Insurance Company. The guarantee relates to events such as fraud or malicious conduct, and indemnification for any environmental claims/losses. The term of the guarantee coincides with the terms of the mortgage, which has a debt maturity of July 10, 2027.

13)PLIC, a wholly owned subsidiary of the Company, enters into securities repurchase transactions pursuant to which PLIC transfers securities to third parties and receives cash as collateral, which it invests. The Company guarantees the obligations of PLIC to certain of PLIC’s counterparties under these transactions in the event of PLIC’s non-performance. The amount of the guarantee is equal to the notional amount of guaranteed transaction, which was $2.6 billion as of December 31, 2020, and there is not a contractual limit on PLIC’s repurchase agreement transactions. The guarantee will remain in effect as long as PLIC has outstanding guaranteed obligations.

14)The Company has entered into a joint venture agreement relating to Gibraltar BSN Holdings SDN BHD (the “BSN JV”) with its joint venture partner setting out their respective rights and obligations with respect to the BSN JV. Pursuant to the joint venture agreement, the Company and its joint venture partner have agreed to contribute additional capital to the BSN JV, based on their respective ownership percentages in the BSN JV, if determined by the BSN JV’s Board of Directors to be necessary to (i) fund payments under the agreement pursuant to which the BSN JV acquired an insurance operating subsidiary, (ii) comply with applicable law concerning minimum capital, solvency or similar requirements, or (iii) execute the business plan or capital plan of the BSN JV or for any other reasonable business purpose, provided that until approximately year end 2023 such contributions under this clause (iii) are limited to each party’s pro-rata share of 188.4 million Malaysian Ringgit. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under such provisions of the joint venture agreement. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.

15)The Company has entered into a joint venture agreement relating to Pramerica Fosun Life Insurance Co., Ltd. (the “Fosun JV”) with its joint venture partner setting out their respective rights and obligations with respect to the Fosun JV. Pursuant to the joint venture agreement, the Company and its joint venture partner have agreed to contribute additional capital to the Fosun JV, based on their respective ownership percentages in the Fosun JV, if (i) the Fosun JV’s solvency margin ratio falls below the minimum ratio required by applicable law or regulation (or additional capital is otherwise required to comply with applicable laws or

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

regulatory requirements) or a higher ratio agreed upon by the parties or (ii) an increase in the Fosun JV’s capital is unanimously agreed upon by the Board of Directors of the Fosun JV. There are no recourse provisions that enable recovery from a third party, nor are there any assets held as collateral that can be liquidated to cover amounts paid under such provisions of the joint venture agreement. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.

#	Guarantees and key attributes	Current CV of liability obligations under guarantee (including amount recognized at inception)	Financial statement line impacted if action under guarantee required	Max amount of future potential guarantee payments (undiscounted)	Current status of payment or performance risk of guarantee
($ in millions)
1	Guarantee that the net worth of Pru Funding is not less than $1.00	(a)	Other Invested Assets, Page 3	(b)	No payments required since inception.
2	Guarantee payments by Washington Street to purchaser based on a minimum rate of return on a portfolio related to real estate	(a)	Other Invested Assets, Page 3	$9	No payments required since inception.
3	Guarantee the minimum net capital and a ratio of aggregate indebtedness to net capital of Pruco Securities	(a)	Other Invested Assets, Page 3	$—	The maximum amount payable under the guarantee agreement was paid to Pruco Securities during 2015 for $10 million.
4	Guarantee obligations to PASS Corp’s claimants	(a)	Other Expenses (Benefits), Page 4	(c)	No payments required since inception.
5	Guarantee obligations to PSSC’s claimants	(a)	Other Expenses (Benefits), Page 4	(c)	No payments required since inception.
6	Guarantee protection of plan assets under the Company’s ERISA Separate Accounts	(d)	Separate Accounts Liability, Page 3	(b)	No payments required since inception.
7	Guarantee related to E. 22nd Street SSGA Venture LLC	$—	Other Invested Assets, Page 3	$225	No payments required since inception.
8	Guarantee related to acquisition of John Hancock real estate investment	(a)	Real Estate, Page 3	$1,000	No payments required since inception.
9	Guarantee related to Metro Retail Investment	$—	Real Estate, Page 3	(b)	No payments required since inception.
10	Guarantee related to GA Collins LLC	(a)	Other Invested Assets, Page 3	$1,000	No payments required since inception.
11	Guarantee related to Thurloe Commercial Guernsey Limited	$—	Common Stock, Page 3	(b)	No payments required since inception.
12	Guarantee related to 1600 Commons LLC	$—	Real Estate, Page 3	(b)	No payments required since inception.
13	Guarantee related to Prudential Legacy Insurance Company	(a)	Common Stock, Page 3	$2,613	No payments required since inception.
14	Guarantee related to Gibraltar BSN Holdings SDN BHD	$—	Other Invested Assets, Page 3	(b)	No payments required since inception.
15	Guarantee related to Pramerica Fosun Life Insurance Co., Ltd	$—	Other Invested Assets, Page 3	(b)	No payments required since inception.

(a) Liability recognition not required for guarantees made on behalf of wholly owned insurance or non-insurance subsidiaries.
(b) No limitation on the maximum potential future payments under guarantee.
(c) No current remaining obligations are held by the supported entity related to assignment agreements.
(d) The separate account is not a separate legal entity from the Company.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	2020	2019
	(in millions)
Aggregate maximum potential future payments of all guarantees (undiscounted) that the Company could be required to make as of December 31:	$4,847	$4,587
Current liability recognized in financial statements as of December 31:
Noncontingent liabilities	—	—
Contingent liabilities	—	—
Financial statement impact as of December 31, if action under Guarantee is required:
Investments in Affiliated Other Invested Assets and Common Stock	4,847	4,587
Dividends to stockholders (capital contribution)	—	—
Expense	—	—
Other	—	—
Total	$4,847	$4,587

14B.     Assessments
In 1991, the Company established a liability for guaranty fund assessments as a result of the Executive Life Insurance Company (“ELIC”), insolvency. In 2007, the Company also established a guaranty fund assessment liability related to Executive Life Insurance Company of New York (“ELNY”). In 2010, the Company established a guaranty fund assessment liability related to Penn Treaty Network America Insurance Company (“Penn Treaty”). In 2011, the Company established a guaranty fund assessment liability related to Lincoln Memorial Life Insurance Company. The assessments are expected to be paid out over a number of years. As of December 31, 2020 and 2019, the total amount of the liability related to guaranty fund assessments was $26 million and $27 million, respectively. As of December 31, 2020 and 2019, the Company also held a related asset of $39 million and $43 million, respectively, for premium tax credits associated with the guaranty fund assessments. Premium tax credits are generally expected to be realized over a similar time period as the assessment liability but will vary by state, which can affect the available amounts and duration.
Periodically as new information becomes available, the Company revises its estimates for both the guaranty fund assessment liability and the related asset.

(in millions)
Assets recognized from paid and accrued premium tax offsets as of December 31, 2019	$43
Decreases in December 31, 2020:
Premium tax offsets utilized	4
Increases in December 31, 2020:
Additional premium tax offsets applied	—
Assets recognized from paid and accrued premium tax offsets as of December 31, 2020	$39

14C.     Claims Related Extra Contractual Obligations and Bad Faith Losses Stemming from Lawsuits
The Company paid $0.5 million for the year ended December 31, 2020, to settle less than 25 claims related to extra contractual obligations and bad faith losses stemming from lawsuits.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

14D.         Other Contingencies

The Company is subject to legal and regulatory actions in the ordinary course of its businesses. Pending legal and regulatory actions include proceedings relating to aspects of the Company’s businesses and operations that are specific to it and proceedings that are typical of the businesses in which it operates, including in both cases businesses that have been either divested or placed in wind down status. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to the Company and its businesses and products. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings:

Individual Annuities, Individual Life and Group Insurance
Broderick v. The Prudential Insurance Company of America, et al.
In December 2016, a complaint entitled Julie Han Broderick, Darron Smith and Thomas Schreck v. The Prudential Insurance Company of America, et al., was filed in the Superior Court of New Jersey, Law Division - Essex County. The complaint: (i) alleges that defendants terminated plaintiffs’ employment for engaging in whistleblowing conduct involving the sale of MyTerm policies through Wells Fargo and violated New Jersey’s Conscientious Employee Protection Act; and (ii) seeks back and front pay, compensatory and punitive damages and attorneys’ fees and costs. In January 2017, defendants filed an answer to the complaint. In December 2019, the court granted the Company’s summary judgment motion and dismissed the complaint. In September 2020, the parties filed a Joint Stipulation of Dismissal with Prejudice. This matter is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement. In June 2020, the court issued an order: (i) granting plaintiffs’ motion for certification of the settlement class; (ii) approving the proposed nationwide class settlement agreement; (iii) approving the class notice; (iv) awarding attorneys’ fees and costs to plaintiffs and a reduced incentive award to Behfarin; and (v) dismissing the action with prejudice, but maintaining jurisdiction over the settlement.
Escheatment Litigation
Total Asset Recovery Services, LLC v. MetLife, Inc., et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC
In December 2017, Total Asset Recovery Services, LLC, on behalf of the State of New York, filed a Second Amended Complaint in the Supreme Court of the State of New York, County of New York, against, among other 19 defendants, Prudential Financial, Inc., The Prudential Insurance Company of America and Prudential Insurance Agency, LLC, alleging that the Company failed to escheat life insurance proceeds in violation of the New York False Claims Act. The second amended complaint seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys’ fees and costs. In May 2018, defendants filed a motion to dismiss the Second Amended Complaint. In April 2019, defendants’ motion to dismiss the Second Amended Complaint was granted and plaintiff subsequently filed a Notice of Appeal with the New York State Supreme Court, First Department. In December 2020, the New York Supreme Court, First Department, reversed and vacated the judgment of the trial court and granted leave to plaintiff to file a third

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

amended complaint. In March 2021, the plaintiff filed a third amended complaint asserting claims against all defendants for violation of the New York False Claims Act, and seeking injunctive relief, compensatory and treble damages, attorneys’ fees and costs.
Other Matters
Cho v. PICA, et al.
In November 2019, a putative class action complaint entitled Cho v. The Prudential Insurance Company of America, et. al., was filed in the United States District Court for the District of New Jersey. The Complaint purports to be brought on behalf of participants in the Prudential Employee Savings Plan (the “Plan”) and (i) alleges that Defendants failed to fulfill their fiduciary obligations under the Employee Retirement Income Security Act of 1974, in the administration, management and operation of the Plan, including engaging in prohibited transactions; and (ii) seeks declaratory, injunctive and equitable relief, and unspecified damages including interest, attorneys’ fees and costs. In January 2020, defendants filed a motion to dismiss the complaint. In September 2020, plaintiff filed an amended complaint and added as individual defendants certain PFI officers and current and former members of the Company’s Administrative Committee and Investment Oversight Committee. In December 2020, defendants filed a motion to dismiss the amended complaint.
Doyle C. Stone v. PFI, et al.
In February 2021, a putative class action complaint entitled Doyle C. Stone v. Prudential Financial, Inc., Pruco Life Insurance Company was filed in the United States District Court for the District of New Jersey. The complaint asserts claims against Prudential Financial, Inc. and Pruco Life Insurance Company for violation of the New Jersey Consumer Fraud Act, breach of contract, breach of fiduciary duty, breach of implied duty of good faith and fair dealing, misrepresentation and unjust enrichment based on: (i) the Company’s alleged deficient identification, notification and payment practices for retirement plan participants in transferred group retirement, annuity and insurance plans (“Plan Participants”); and (ii) improper transfer of Plan Participant funds to its own accounts. The putative class includes all Plan Participants from January 2015 to the present.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

15.    LEASES
Lessee Operating Lease:
The Company occupies leased office space in many locations under various long-term leases and has entered into numerous leases covering the long-term use of computers and other equipment.
At December 31, 2020, future minimum lease payments under non-cancelable operating leases are estimated as follows:

Year	Minimum aggregate rental commitments
(in millions)

2021	$83
2022	65
2023	48
2024	42
2025	33
Total	$271
Rental expense, net of sub-lease income, incurred for the years ended December 31, 2020, 2019 and 2018 was $71 million, $78 million and $90 million, respectively.

16.    PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
Deferred and uncollected life insurance premiums and annuity considerations as of December 31:

	2020		2019
Type	Gross	Net of Loading	Gross	Net of Loading
	(in millions)
Ordinary - New Business (Individual Life & Annuities)	$3	$3	$7	$7
Ordinary - Renewal Business	2,544	2,544	2,482	2,481
Group Life	287	287	276	276
Group Annuity	551	551	541	541
Total	$3,385	$3,385	$3,306	$3,305

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

17.    OTHER DISCLOSURES AND UNUSUAL ITEMS
Other disclosures

As a result of an agreement with the New York State Department of Financial Services (“NY DFS”) regarding the Company’s reserving methodologies for certain variable annuity and life insurance products, the Company holds additional statutory reserves on a New York basis, which reduces its New York statutory surplus. The Company is not domiciled in New York, and these changes do not impact statutory reserves reported in the Company’s state of domicile, or any states other than New York, and therefore do not impact its RBC ratio; however, the agreed reserve methodologies may require the Company to hold additional New York statutory reserves in the future. New York’s version of PBR, which became effective in January 2020, allows for modifications to the NAIC valuation model and New York’s modifications might require the Company to increase its New York Statutory Reserves. If the Company were required to establish material additional reserves on a New York statutory accounting basis or post material amounts of additional collateral with respect to annuity or insurance products, its ability to deploy capital held within the Company for other purposes could be affected.

The Company is subject to an annual fee under section 9010 of the Affordable Care Act (“ACA”). This annual fee is allocated to individual health insurers based on the ratio of the amount of an entity’s net premiums written for health insurance for any U.S. health risk during the preceding calendar year to the aggregate amount of health insurance for any U.S. health risk that is written during the preceding calendar year. For the years ended December 31, 2020 and December 31, 2019, the Company had health insurance premiums subject to the ACA assessment of $1 million and $2 million, respectively. However, because net premiums written in 2020 were less than $25 million, no fee is required. As such, there is no expected impact to risk based capital.

The Company has, consistent with past practice, guaranteed that a minimum amount of $510 million of annual and termination dividends will be paid and credited to the U.S. holders of policies issued after 1983 by December 31, 2021, as declared by the Company’s Board of Directors.

During 2019, the Company incurred implementation costs for certain programs that are expected to result in margin improvements, including a charge related to PFI’s Voluntary Separation Program offered to certain eligible U.S.-based employees. The voluntary separation program excluded senior executives and employees in certain roles. The employment end dates for the employees that applied to participate in the program and whose applications were accepted by management occurred in 2020.

In the fourth quarter of 2019, the Company increased reserves for Group Annuity contracts. The increase of $197 million was recorded in the Statement of Operations and Changes in Capital and Surplus through two lines, with $174 million recorded within “Other changes, net” and $23 million recorded within “Net change in separate accounts surplus.”

The Company is owner and beneficiary of variable life insurance policies which it holds through subsidiaries that are recorded under the equity method of accounting.

The composition of the investments that underlie the cash surrender value are as follows as of December 31:

	2020		2019
	Aggregate Cash Surrender Value	Percentage	Aggregate Cash Surrender Value	Percentage
	($ in millions)
Bonds	$2,461	67.1%	$2,325	68.7%
Stocks	1,022	27.8%	793	23.4%
Mortgage loans	—	0.0%	—	0.0%
Real estate	—	0.0%	—	0.0%
Cash and short-term investments	132	3.6%	222	6.6%
Derivatives	13	0.3%	4	0.1%
Other invested assets	43	1.2%	39	1.2%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

18. ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS
The following table is an analysis of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31:

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
INDIVIDUAL ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$97	$—	$—	$97	1.0%
At book value less current surrender charge of 5% or more (1)	105	—	—	105	1.1%
At fair value	—	—	2,006	2,006	20.4%
Total with market value adjustment or at fair value	202	—	2,006	2,208	22.5%
At book value without adjustment (minimal or no charge or adjustment) (2)	2,390	—	—	2,390	24.4%
Not subject to discretionary withdrawal	5,200	—	—	5,200	53.1%
Total (Gross: Direct + Assumed)	7,792	—	2,006	9,798	100.0%
Reinsurance ceded	1	—	—	1
Total (Net)	$7,791	$—	$2,006	$9,797
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$6	$—	$—	6

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
GROUP ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$7,238	$1,649	$—	$8,887	7.3%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	—	1,345	31,821	33,166	27.1%
Total with market value adjustment or at fair value	7,238	2,994	31,821	42,053	34.4%
At book value without adjustment (minimal or no charge or adjustment) (2)	1,874	11	—	1,885	1.5%
Not subject to discretionary withdrawal	25,961	52,621	—	78,582	64.1%
Total (Gross: Direct + Assumed)	35,073	55,626	31,821	122,520	100.0%
Reinsurance ceded	—	—	—	—
Total (Net)	$35,073	$55,626	$31,821	$122,520
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	3,236	—	6,484	9,720	32.3%
Total with market value adjustment or at fair value	3,236	—	6,484	9,720	32.3%
At book value without adjustment (minimal or no charge or adjustment) (2)	7,102	—	—	7,102	23.6%
Not subject to discretionary withdrawal	13,280	—	—	13,280	44.1%
Total (Gross: Direct + Assumed)	23,618	—	6,484	30,102	100.0%
Reinsurance ceded	4,801	—	—	4,801
Total (Net)	$18,817	$—	$6,484	$25,301
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Health Annual Statement	$61,681	$—	$—	$61,681
Separate Accounts Annual Statement	—	55,626	40,311	95,937
Total annuity actuarial reserves and deposit liabilities	$61,681	$55,626	$40,311	$157,618

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table is an analysis of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31:

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
INDIVIDUAL ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$96	$—	$—	$96	1.0%
At book value less current surrender charge of 5% or more (1)	120	—	—	120	1.2%
At fair value	—	—	1,933	1,933	19.7%
Total with market value adjustment or at fair value	216	—	1,933	2,149	21.9%
At book value without adjustment (minimal or no charge or adjustment) (2)	2,455	—	—	2,455	25.0%
Not subject to discretionary withdrawal	5,203	—	—	5,203	53.1%
Total (Gross: Direct + Assumed)	7,874	—	1,933	9,807	100.0%
Reinsurance ceded	1	—	—	1
Total (Net)	$7,873	$—	$1,933	$9,806
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$2	$—	$—	$2

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
GROUP ANNUITIES:

Subject to discretionary withdrawal:
With market value adjustment	$6,815	$1,748	$—	$8,563	7.0%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	—	1,052	31,573	32,625	26.8%
Total with market value adjustment or at fair value	6,815	2,800	31,573	41,188	33.8%
At book value without adjustment (minimal or no charge or adjustment) (2)	1,818	10	—	1,828	1.5%
Not subject to discretionary withdrawal	25,415	53,417	—	78,832	64.7%
Total (Gross: Direct + Assumed)	34,048	56,227	31,573	121,848	100.0%
Reinsurance ceded	—	—	—	—
Total (Net)	$34,048	$56,227	$31,573	$121,848
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ in millions)
DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charge of 5% or more (1)	—	—	—	—	0.0%
At fair value	3,107	—	6,676	9,783	34.6%
Total with market value adjustment or at fair value	3,107	—	6,676	9,783	34.6%
At book value without adjustment (minimal or no charge or adjustment) (2)	7,232	—	—	7,232	25.6%
Not subject to discretionary withdrawal	11,281	—	—	11,281	39.8%
Total (Gross: Direct + Assumed)	21,620	—	6,676	28,296	100.0%
Reinsurance ceded	4,899	—	—	4,899
Total (Net)	$16,721	$—	$6,676	$23,397
Amount included in (1) above that will move to (2) for the first time within the year after the statement date	$—	$—	$—	$—

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Health Annual Statement	$58,642	$—	$—	$58,642
Separate Accounts Annual Statement	—	56,227	40,182	96,409
Total annuity actuarial reserves and deposit liabilities	$58,642	$56,227	$40,182	$155,051

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

19. ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS
The following table is an analysis of life actuarial reserves by withdrawal characteristics as of December 31:

	General Account
	2020			2019
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:

Term Policies with Cash Value	$71	$93	$125	$75	$97	$131
Universal Life	2,479	2,539	2,709	2,446	2,531	2,708
Universal Life with Secondary Guarantees	4,775	4,050	12,656	4,922	4,117	12,203
Indexed Universal Life (1)	409	372	505	393	347	485
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life (1)	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	1,767	1,926	2,188	1,759	1,906	2,195
Variable Universal Life	1,508	1,502	1,773	1,474	1,461	1,727
Miscellaneous Reserves	—	69,396	70,595	—	66,576	67,770

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			4,311			4,325
Accidental Death Benefits			543			556
Disability - Active Lives			209			201
Disability - Disabled Lives			511			539
Miscellaneous Reserves			1,399			792
Total (Gross: Direct + Assumed)	11,009	79,878	97,524	11,069	77,035	93,632
Reinsurance Ceded	4,678	48,180	60,227	4,824	49,120	60,503
Total (Net)	$6,331	$31,698	$37,297	$6,245	$27,915	$33,129

(1) Prior period amounts have been updated to conform to current period presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Separate Account - Guaranteed
	2020			2019
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans (1):

Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	2,042	2,042	2,042	1,953	1,953	1,953
Miscellaneous Reserves	—	—	—	—	—	—

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			—			—
Accidental Death Benefits			—			—
Disability - Active Lives			—			—
Disability - Disabled Lives			—			—
Miscellaneous Reserves			—			—
Total (Gross: Direct + Assumed)	2,042	2,042	2,042	1,953	1,953	1,953
Reinsurance Ceded	—	—	—	—	—	—
Total (Net)	$2,042	$2,042	$2,042	$1,953	$1,953	$1,953

(1) Prior period amounts have been updated to conform to current period presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Separate Account - Nonguaranteed
	2020			2019
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans (1):

Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
Variable Life	12,169	12,166	12,169	10,773	10,772	10,773
Variable Universal Life	24,878	24,878	24,878	23,493	23,493	23,493
Miscellaneous Reserves	—	—	—	—	—	—

Not subject to discretionary withdrawals or no cash values:

Term Policies without Cash Value			—			—
Accidental Death Benefits			—			—
Disability - Active Lives			—			—
Disability - Disabled Lives			—			—
Miscellaneous Reserves			—			—
Total (Gross: Direct + Assumed)	37,047	37,044	37,047	34,266	34,265	34,266
Reinsurance Ceded	—	—	—	—	—	—
Total (Net)	$37,047	$37,044	$37,047	$34,266	$34,265	$34,266

(1) Prior period amounts have been updated to conform to current period presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

	2020
	General Account	Separate Account Guaranteed	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total life actuarial reserves:
Life and Accident & Health Annual Statement	$37,297	$—	$—	$37,297
Separate Accounts Annual Statement	—	2,042	37,047	39,089
Total life actuarial reserves	$37,297	$2,042	$37,047	$76,386

	2019
	General Account	Separate Account Guaranteed	Separate Account Nonguaranteed	Total
	(in millions)
Reconciliation of total life actuarial reserves (1):
Life and Accident & Health Annual Statement	$33,129	$—	$—	$33,129
Separate Accounts Annual Statement	—	1,953	34,266	36,219
Total life actuarial reserves	$33,129	$1,953	$34,266	$69,348

(1) Prior period amounts have been updated to conform to current period presentation.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

20.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents and short-term investments, common stocks and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: bonds (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain common stock securities (mutual funds, which do not trade in active markets because they are not publicly available), short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter (“OTC”) derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private bonds and common stock securities, certain manually priced public common stock and bonds, certain commercial mortgage loans and certain highly structured OTC derivative contracts.
Bonds carried at the lower of amortized cost or market value (NAIC 6 rated bonds) - The fair values of the Company’s public bonds are generally based on prices obtained from independent pricing services. Prices for each bond are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2 as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2020 and 2019, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends and back testing.
The fair values of private bonds, which are primarily originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Cash equivalents and short-term investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Preferred stocks carried at the lower of amortized cost or market value - Preferred stocks consist principally of publicly traded and privately traded preferred stock. The fair values of most publicly traded preferred stock securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded preferred stock securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded preferred stock the discounted cash flow model may also use unobservable inputs, which reflect the Company’s assumptions about the inputs market participants would use in pricing the asset. Most privately traded preferred stock securities are classified within Level 3. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on indicative broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock is classified as Level 3.
Common stocks carried at market value - Common stocks consist principally of investments in common stocks of publicly traded companies, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares. The fair values of common stocks are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy.
Derivative instruments - Derivatives are recorded at fair value either as assets or liabilities within “Derivatives.” The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, commodity prices, credit spreads, market volatility, expected returns, non-performance risk (“NPR”), liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.
The Company’s exchange-traded futures may include Treasury futures and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts, single name credit default swaps, and “to be announced” (“TBA”) forward contracts on highly rated mortgage-backed securities issued by U.S. government sponsored entities are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate ("SOFR"), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
The majority of the Company’s derivative agreements are with highly rated major international financial institutions. To reflect the market’s perception of its own and the counterparty’s NPR, the Company incorporates additional spreads over London Interbank Offered Rates (“LIBOR”) into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.
Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Separate account assets at fair value -Separate account assets primarily include bonds, treasuries, common stock and mutual funds for which values are determined consistent with similar instruments described above under “Bonds carried at the lower of amortized cost or market value (NAIC 6 rated bonds)” and “Common Stocks carried at market value.”
Effective January 1, 2018, the Company adopted changes to SSAP No. 100, “Fair Value” (“SSAP 100”), to allow NAV per share as a practical expedient to fair value either when specifically named in an SSAP or when specific conditions exist. This adoption removes the requirement to categorize within the fair value hierarchy all investments measured at net asset value per share (or its equivalent) as a practical expedient. As a result of the adoption of this guidance, certain separate account assets are no longer classified in the fair value hierarchy.
(1)    The table below presents the balances of assets and liabilities on a recurring and non-recurring basis measured at fair value as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	(in millions)
Assets at fair value
Bonds:
Industrial and Misc	$201	$—	$3	$—	$204

Cash, cash equivalents and short-term investments:
Industrial and Misc	—	668	—	—	668

Preferred stock:
Industrial and Misc	—	—	2	—	2

Common stock:
Industrial and Misc	11	148	148	—	307

Derivative assets: (b)
Currency swaps	—	53	—	—	53
Interest rate swaps	—	4,018	—	—	4,018
Total return swaps	—	59	—	—	59
Options	—	140	2	—	142
Forwards	—	—	—	—	—

Total Derivative assets	—	4,270	2	—	4,272

Separate account assets (a)	11,492	77,626	1,072	21,739	111,929

Total assets at fair value	$11,704	$82,712	$1,227	$21,739	$117,382

Liabilities at fair value
Derivative liabilities: (b)
Currency swaps	$—	$95	$—	$—	$95
Interest rate swaps	—	2,282	—	—	2,282
Total return swaps	—	153	—	—	153
Options	—	31	—	—	31
Credit default swaps	—	7	—	—	7
Currency forwards	—	50	—	—	50

Total Derivative liabilities	—	2,618	—	—	2,618

Total liabilities at fair value	$—	$2,618	$—	$—	$2,618

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The table below presents the balances of assets and liabilities on a recurring and non-recurring basis measured at fair value as of December 31, 2019:

Description	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

	(in millions)
Assets at fair value
Bonds:
Industrial and Misc	$—	$—	$23	$—	$23

Cash, cash equivalents and short-term investments:
Industrial and Misc	—	722	—	—	722

Preferred stock:
Industrial and Misc	—	—	2	—	2

Common stock:
Industrial and Misc	48	30	143	—	221

Derivative assets: (b)
Currency swaps	—	80	—	—	80
Interest rate swaps	—	2,505	—	—	2,505
Total return swaps	—	24	—	—	24
Options	—	30	19	—	49
Forwards	—	5	—	—	5

Total Derivative assets	—	2,644	19	—	2,663

Separate account assets (a)	9,389	67,932	980	22,515	100,816

Total assets at fair value	$9,437	$71,328	$1,167	$22,515	$104,447

Liabilities at fair value
Derivative liabilities: (b)
Currency swaps	$—	$21	$—	$—	$21
Interest rate swaps	—	1,040	—	—	1,040
Total return swaps	—	90	—	—	90
Options	—	14	—	—	14
Credit default swaps	—	—	—	—	—
Currency forwards	—	26	—	—	26

Total Derivative liabilities	—	1,191	—	—	1,191

Total liabilities at fair value	$—	$1,191	$—	$—	$1,191

a.    Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.
b.    Derivatives that are not held at fair value are excluded.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

(2)    The tables below provide the following data as of December 31, 2020 and 2019:

a.    Summary of the changes in fair value of Level 3 assets and liabilities.
b.    The portion of gains or losses included in surplus attributable to unrealized gains or losses related to those assets and liabilities.

	Balance at 01/01/2020	Transfers into Level 3	Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issues	Sales	Settlements	Balance at 12/31/2020

	(in millions)
Bonds:
Industrial and Misc	$23	$4	$(22)	$—	$(2)	$—	$—	$—	$—	$3
Preferred stock:
Industrial and Misc	2	3	(2)	—	(1)	—	—	—	—	2
Common stock:
Industrial and Misc	143	—	—	1	—	9	—	(5)	—	148
Derivatives	19	—	—	—	—	—	—	(17)	—	2
Separate account assets (a)	980	98	(35)	(54)	158	114	—	(103)	(86)	1,072
Total Assets	$1,167	$105	$(59)	$(53)	$155	$123	—	$(125)	$(86)	$1,227

Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Balance at 01/01/2019	Transfers into Level 3	Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issues	Sales	Settlements	Balance at 12/31/2019

	(in millions)
Bonds:
Industrial and Misc	$16	$18	$(8)	$1	$(2)	$—	$—	$—	$(2)	$23
Preferred stock:
Industrial and Misc	3	10	(10)	(2)	1	—	—	—	—	2
Common stock:
Industrial and Misc	160	—	—	5	(2)	2	—	(22)	—	143
Derivatives	20	—	—	—	—	—	—	(1)	—	19
Separate account assets (a)	879	55	(71)	8	148	97	—	(12)	(124)	980
Total Assets	$1,078	$83	$(89)	$12	$145	$99	—	$(35)	$(126)	$1,167

Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

a.    Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statement of Admitted Assets, Liabilities, and Capital and Surplus.
Unrealized gains (losses) for the period relating to Level 3 assets that were still held by the Company for General Account preferred and common stocks were ($1) million as of both December 31, 2020 and 2019.
Unrealized gains for the period relating to Level 3 assets that were still held by the Company for Separate Account assets were $101 million and $139 million as of December 31, 2020 and 2019, respectively. Transfers resulted from further review of valuation methodologies for certain assets, which resulted in a change in classification.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

For nonrecurring fair value measurements, certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value in the Company's Statements of Admitted Assets, Liabilities, and Capital and Surplus at December 31, 2020.
(3)     The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2020:

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets / Liabilities	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)

Assets:	(in millions)
Bonds	$111,415	$97,336	$301	$107,673	$3,441	$—	$—
Unaffiliated preferred stock	62	51	—	31	31	—	—
Unaffiliated common stock	306	306	11	147	148	—	—
Mortgage loans	22,467	21,501	—	—	22,467	—	—
Real estate	702	470	—	—	702	—	—
Contract loans	2,937	2,937	—	—	2,937	—	—
Cash and short-term investments	4,539	4,539	1,125	3,279	135	—	—
Derivative financial instruments	5,611	4,896	20	5,589	2	—	—
Other invested assets	117	92	—	83	34	—	—
Separate accounts	162,016	156,445	11,734	117,113	11,430	21,739	—
Liabilities:
Deposit-type contracts	$19,314	$18,817	$—	$15,781	$3,533	$—	$—
Notes payable and other borrowings	181	181	—	181	—	—	—
Securities sold under agreement to repurchase	7,562	7,562	—	7,562	—	—	—
Cash collateral held for loaned securities	3,146	3,146	—	3,146	—	—	—
Derivative financial instruments	3,289	3,157	—	3,289	—	—	—
Separate account liabilities-investment contracts	97,562	98,161	—	30,174	67,388	—	—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2019:

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets / Liabilities	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:	(in millions)
Bonds	$98,580	$90,272	$—	$96,052	$2,528	$—	$—
Unaffiliated preferred stock	114	100	—	82	32	—	—
Unaffiliated common stock	221	221	48	30	143	—	—
Mortgage loans	22,147	21,429	—	—	22,147	—	—
Real estate	804	532	—	—	804	—	—
Contract loans	2,943	2,943	—	—	2,943	—	—
Cash and short-term investments	5,827	5,827	1,415	4,205	207	—	—
Derivative financial instruments	3,792	3,455	—	3,773	19	—	—
Other invested assets	80	58	—	80	—	—	—
Separate accounts	149,236	146,278	9,502	106,864	10,355	22,515	—
Liabilities:
Deposit-type contracts	$16,897	$16,721	$—	$12,444	$4,453	$—	$—
Notes payable and other borrowings	181	181	—	181	—	—	—
Securities sold under agreement to repurchase	6,812	6,812	—	6,812	—	—	—
Cash collateral held for loaned securities	2,797	2,797	—	2,797	—	—	—
Derivative financial instruments	1,478	1,329	21	1,457	—	—	—
Separate account liabilities-investment contracts	97,462	97,574	—	28,681	68,781	—	—

Bonds: fixed maturities (excluding NAIC 6 rated bonds) - The fair values of public fixed maturity securities are generally based on prices from third-party pricing services, which are reviewed for reasonableness; however, for certain public fixed maturity securities and investments in private placement fixed maturity securities, this information is either not available or not reliable. For these public fixed maturity securities, the fair value is based on indicative quotes from brokers, if available, or determined using a discounted cash flow model or internally-developed models. For private fixed maturities, fair value is determined using a discounted cash flow model. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security.

Mortgage loans - The fair value of commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the appropriate credit spread and a significant component of the pricing process, are based on internally-developed methodology.

Contract loans - The Company’s valuation technique for contract loans is to discount cash flows at the current contract loan coupon rate. Contract loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the contract loans approximates the fair value.

Cash, cash equivalents and short-term investments - The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include cash, cash equivalent instruments and certain short-term investments, which are recorded at amortized cost and are not securities.

Other invested assets - The estimated fair value of other invested assets is determined using the methodologies as described above for bonds, mortgage loans or short-term investments, including affiliated assets based on the nature of the investment. Excluded from the disclosure are those other invested assets that are not considered to be financial instruments subject to this disclosure including investments carried on the equity method.
Deposit-type contracts & Separate account liabilities - Only the portion of deposit-type contracts and separate account liabilities related to products that are investment contracts (those without mortality and morbidity risk) are reflected in the table above. For fixed

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

deferred annuities, single premium endowments, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For guaranteed investment contracts, funding agreements, structured settlements without life contingencies and other similar products, fair values are generally derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value. For defined contribution and defined benefit contracts and certain other products, the fair value is the market value of the assets supporting the liabilities.
Notes payable and other borrowing - The fair value of debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.
Securities sold under agreements to repurchase - The Company receives collateral for selling securities under agreements to repurchase. Repurchase agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash collateral for loaned securities - Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Separate account liabilities-investment contracts - Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
Certain Separate Account investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Separate account assets using NAV as a practical expedient consist of joint venture and limited partnership interests in real estate, bond, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value.
Level 3 Assets by Price Source - The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources for the years ended:

	December 31, 2020			December 31, 2019
	Internal (1)	External (2)	Total	Internal (1)	External (2)	Total

(in millions)
US treasury and obligation of US governments	$—	$—	$—	$—	$—	$—
Corporate securities	3	—	3	23	—	23
Asset-backed securities	—	—	—	—	—	—
Residential mortgage-backed securities	—	—	—	—	—	—
Equity securities	146	4	150	144	1	145

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.

(2) Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Quantitative Information Regarding Internally-Priced Level 3 Assets – The table below represents quantitative information on significant internally-priced Level 3 assets for the years ended:

	December 31, 2020
Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Range
	(in millions)

Corporate Securities	$3	Discounted Cash Flow	Discount Rate	20%

Equity Securities	$17	Cost
		Market Comparables	EBITDA multiples
		Net Asset Value

	December 31, 2019
Assets	Fair Value	Valuation Techniques	Unobservable Inputs	Range
	(in millions)

Corporate Securities	$23	Discounted Cash Flow	Discount Rate	5%-15%

Corporate Securities	$141	Cost
		Market Comparables	EBITDA multiples
		Net Asset Value	Share Price

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

21.    DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS
Direct premiums written by Managing General Agents/Third Party Administrators for the years ended December 31, 2020, 2019 and 2018 were $264 million, $168 million and $311 million, respectively.
22.    RETROSPECTIVELY RATED CONTRACTS AND CONTRACTS SUBJECT TO REDETERMINATION
The Company estimates accrued retrospective premium based on actual experience of the group and the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premiums as an adjustment to written premium.
The amount of group life net premiums written by the Company that are subject to retrospective rating features was $1,118 million, $1,471 million and $1,409 million for the years ended December 31, 2020, 2019 and 2018, respectively. This represented 53%, 58% and 46% of the total net premiums written for group life for the years ended December 31, 2020, 2019 and 2018, respectively.
The amount of group accident and health net premiums written by the Company that are subject to retrospective rating features was $45 million, $133 million and $89 million for the years ended December 31, 2020, 2019 and 2018, respectively. This represented 3%, 10% and 7% of the total net premiums written for group accident and health for the years ended December 31, 2020, 2019 and 2018, respectively.
23.    PARTICIPATING POLICIES
For the period ended December 31, 2020, 2019 and 2018, premiums under individual and group accident and health participating policies were $2 million, $3 million and $4 million, respectively, or less than 1% of total individual and group accident and health premiums earned. The Company accounts for its policyholder dividends based on actual experience of the group and a pre-determined dividend formula. The Company paid and accrued no dividends to policyholders as of December 31, 2020, 2019 and 2018.
For the period ended December 31, 2020, 2019 and 2018, premiums under individual life participating policies were $9 million, $10 million and $10 million, respectively, or less than 1% of total individual life premiums earned. The Company accounts for its policyholder dividends based upon the Plan of Reorganization for the Company’s demutualization. The Company paid and accrued dividends in the amounts of ($147) million, ($167) million and ($11) million to policyholders and did not allocate any additional income to such policyholders as of December 31, 2020, 2019 and 2018, respectively.
24.    RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS
Individual Life

Individual life insurance future policy benefit reserves are calculated using various methods, interest rates and mortality tables, which are prescribed by the Department and produce reserves that in the aggregate meet the requirements of state laws and regulations. Approximately 61% of individual life insurance reserves are calculated according to the CRVM, or methods which compare CRVM to policy cash values at December 31, 2020 and 2019. Approximately 39% at December 31, 2020 and 2019 of individual life insurance reserves are determined using the Net Level Premium (“NLP”) method, or by using the greater NLP method reserve or the policy cash value.
Reserves for other supplementary benefits relative to the Company’s life insurance contracts are calculated using methods, interest rates, and tables appropriate for the benefit provided.
As of December 31, 2020 and 2019, the Company did not have any direct written Universal Life product with secondary guarantee features. Business assumed from Hartford included some Universal Life products with secondary guarantees and the Company’s reserve methodology is compliant with appropriate state prescribed method. Reserves for these products were 100% ceded to its affiliate, PLAZ.
For life insurance contracts, the reserves are calculated based on the Standard Valuation Law and any variation from the state prescribed valuation method is taken into account in the Aggregate Sufficiency Testing.
For certain non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract.
The reserve for waiver of the deduction of deferred fractional premiums upon death of the insured, and for return of a portion of final premium for periods beyond the date of death is at least as great as that computed using the minimum standards of mortality, interest and valuation method, taking into account the aforementioned treatment of premiums. The Company does not promise surrender values in excess of the legally computed reserves.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

For certain policies, extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.
Reserves on policies issued at or subsequently subject to a premium for extra mortality or otherwise issued on lives classed as substandard for the plan of contract issued or on special class lives, including paid-up insurance, are reported according to mortality and interest bases applicable to the respective years of issue. In addition, an extra mortality reserve is held for ordinary life insurance policies classed as group conversions, or otherwise substandard, equal to the excess, if any, over a basic reserve, of a substandard reserve based on mortality rates appropriately increased over the standard class mortality rates. For all other such policies, the extra mortality reserve is one-half the appropriate net additional premium. Weekly premium policies issued at ages higher than true ages are valued according to the higher ages, as are Ordinary second-to-die policies.
As of December 31, 2020 and 2019, the Company had $2.7 billion and $3.0 billion, respectively, of insurance in force for which gross premiums for the life insurance benefits are less than the net premiums according to the standard of valuation required by the state, respectively.
Reserves calculated for assumed dollar denominated products are the CRVM reserve, floored at cash value, plus the unearned premium reserve. The CRVM reserve uses 1980 CSO or 2001 CSO mortality table, depending on the policy issue date. The valuation interest rates in most cases are set at the lower of (a) the maximum permitted valuation rate under the Standard Valuation Law and (b) the interest rate used to determine cash values and nonforfeiture values in the contract. The Active life reserves for the dollar denominated products waiver of premium (WP) benefit are determined using the NLP method. The NLP reserve is based on the 1952 Disability table. Disabled life reserves are based on the 73-76 OASDI continuance table.
Group Life
For group life insurance, approximately 26% and 27% of the reserves at December 31, 2020 and 2019, respectively, are associated with extended death benefits. These reserves are primarily calculated using 2005 Group Life Term Waiver Table at various interest rates. The remaining reserves are unearned premium reserves, reserves for group life fund accumulations and other miscellaneous reserves.
Individual Annuities
Reserves for individual deferred annuity contracts are determined based on CARVM. These reserves account for 74% and 75% of the individual annuity reserves at December 31, 2020 and 2019, respectively. The remaining reserves are equal to the present value of future payments using prescribed annuity mortality tables and interest rates. Additional reserves are held for guaranteed minimum death and living benefits under deferred and immediate annuities.
The Company adopted VM-21 requirements applicable to the 2020 NAIC Valuation Manual effective January 1, 2020. The impact of the change in the valuation basis was a benefit of $83 million which was comprised of a $72 million decrease in the final general account statutory reserve as of January 1, 2020 as well as an $11 million decrease in separate account CARVM reserve due to MODCO reinsurance. The change in valuation basis in separate account CRVM was recorded in “Other changes, (net)” on the Company's Statement of Operations and Changes in Capital and Surplus.
Group Annuities
Reserves for Structured Settlement Annuities are equal to the present value of future benefit payments. The valuation mortality table is the 1983-A Table. For contracts/certificates issued in 2017 and prior, the valuation interest rate is determined based on the issue year of the contract. Contracts issued in 2018 and later are subject to VM-22. Reserves for Structured Settlement Annuities issued in 2017 and prior follow Actuarial Guideline IX- B. Minimum requirements in all states other than New York, require the use of Type A interest rates defined by the dynamic Standard Valuation Law for the special lump sum calculations required under Guideline IX-B. New York requires Type B interest rates. The statutory reserves for all states are calculated using Type B interest rates (which are less than or equal to Type A rates) leading to excess reserves in non-New York states. Under Actuarial Guideline IX-B, payments in excess of 110% of the prior year’s payments are considered lump sum payments and must be valued using the type A valuation interest rates with a guarantee duration equal to the number of years from the date of issue to the date of the lump sum payment. However, as described above, in order to comply with the minimum standards in certain states, structured settlement lump sums are valued using Type B rates which are lower than Type A rates. Payments that are made less frequently than annually or for a period of less than five years are also considered to be lump sums and are therefore valued using Type B rates. Payments other than lump sums are valued using the appropriate single premium immediate annuity rates. Structured Settlement Annuities issued in 2018 and later are not subject to Actuarial Guideline IX-B, since this Guideline is superseded by VM-22.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

Reserves for annuities purchased under group contracts, now subject to VM-22, are equal to the present value of future payments, using prescribed and permitted mortality tables and interest rates. Reserves for other deposit funds reflect the contract deposit account or experience accumulation for the contract. A statutory basis change was filed in 2019 for a single longevity reinsurance contract. See below for additional information related to the change in valuation basis.
The reserve for guaranteed interest contracts, deposit funds and other liabilities without life contingencies equal either the present value of future payments discounted at the appropriate interest rate or the fund value, if greater.
Accident & Health
Claim reserves for Group Long Term Disability are discounted at interest rates ranging from 2.25% to 6.75% as of December 31, 2020 and from 2.75% to 6.75% as of December 31, 2019. For non-buyout claims, the interest rate is based on the date of disability. For buyout claims, the interest rate is based on the effective date of the buyout. As of December 31, 2020 and 2019, Group Long Term Disability reserves are calculated using the 2012 GLTD Valuation Table blended with Prudential experience.
Individual Long Term Care active life reserves are one-year full preliminary term reserves. A statutory basis change was filed in 2018 to increase the morbidity assumption margin. See below for additional information related to the change in valuation basis. The assumptions for 2020 and 2019 are based on 2014 Milliman Long Term Care Guidelines with modifications for morbidity and company experience with statutory prescribed caps for lapse. Both years are using 1983 GAM for older products and 1994 GAM for the new generation products for mortality. Interest rates range from 3.5% to 4.5% as of December 31, 2020 and 2019, depending on the effective date of coverage of each participant.
Group Long Term Care active life reserves are one-year full preliminary term reserves. A statutory basis change was filed in 2018 to increase the morbidity assumption margin. The assumptions for 2020 and 2019 are based on 2014 Milliman Long Term Care Guidelines with modifications for morbidity and company experience with statutory prescribed caps for lapse. Both years are using 1983 GAM for older products and 1994 GAM for the new generation products for mortality. Interest rates range from 3.5% to 5.5% as of December 31, 2020 and 2019, depending on the effective date of coverage of each participant.
Individual and Group Long Term Care claim reserves represent the present value of benefits payable to insureds in benefit status using claim termination rates based on 2017 Milliman Long Term Care Guidelines with modification for company experience for 2020 and 2019. Interest rates range from 3.5% to 4.5% as of December 31, 2020 and 2019, depending on the disablement date claim for each claimant.
MetLife Long Term Care active life reserves are using the 1983 GAM mortality table and interest rates ranging from 3.5% to 5.5% as of December 31, 2020 and 2019. For Disable Life Reserve, MetLife Termination Experience is used and the interest rates of 3.5% as of December 31, 2020 and 2019.
Claim reserves for US Individual Disability are discounted using the 1964 CDT table with interest rate ranging from 3.5% and 6.0% for disability years 1988 and prior and using the 1985 CIDA table with interest rate ranging from 3.5% and 6.0% for disability years 1989 and after as of December 31, 2020 and 2019.
Claim reserves for other Individual Guaranteed Renewable and Cancelable Accident and Health policies were not discounted as of December 31, 2020 and 2019.
Other Disclosures
The Company’s actuarial reserves are also subject to asset adequacy testing analysis, which is performed in each business unit. In accordance with the Actuarial and Opinion Memorandum Regulation (“AOMR”), an evaluation is also performed across the Company to assess asset adequacy reserve requirements for the Company based on the Appointed Actuary’s judgment. Asset adequacy reserves were $1,050 million and $2,080 million at December 31, 2020 and 2019, respectively.

Reserves have been determined using accepted actuarial methods applied on a basis consistent with the appropriate Standards of Practice as promulgated by the Actuarial Standards Board and with accounting practices prescribed or permitted by the Department. These actuarial methods have been applied on a basis consistent with the prior year’s methods.

The Tabular Interest has been determined by formula except for individual unmatured annuities, group universal life insurance, group payout annuity reserves, and group annuity fund accumulation reserves, for which tabular interest has been determined from the basic data. The Tabular Less Actual Reserve Released has been determined by formula. The Tabular Cost has been determined by formula except for certain variable and universal life insurance policies for which tabular cost has been determined from the basic data for the calculation of policy reserves. For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Tabular Interest has been determined by formula as described in the instructions, except for Variable Life, where General Account Interest Credited is used. The Tabular less Actual Reserves Released has been determined by formula as described in the instructions. The Tabular Cost has been determined by formula as described in the instructions, except for certain Variable and Modified Guaranteed life insurance policies, for which Tabular Cost has been determined by the fees charged on the General and Separate accounts, excluding premium loads.
The international insurance business released $185 million of reserves in 2019 after receiving approval from the NJDOBI for a statutory basis change. The basis change reflected a change to the 1952 Disability Incidence table used to calculate Active Life Disability Waiver of Premium (“WP”) reserves. All policies reinsured from Prudential of Japan and Prudential Gibraltar Financial Life into PICA have the WP rider and reflect the updated basis change. Of the total $185 million reserves, $45 million is attributed to Active Life WP and $140 million is attributed to a reduction in Deficiency reserves. Due to the law not prescribing incidence rates after age 64, the original polynomial extrapolation approach was replaced with a constant flat incidence rate for ages 64 and above to better align with Japanese experience.
As of December 31, 2020, the change in the general account reserves for individual annuities (excluding the impact of separate account CARVM) due to a change in valuation basis applicable to policies or contracts issued prior to January 1 of the current year, was a decrease of $72 million which was due to the following:

Valuation Basis		Individual Annuities	Total

Change From	Change To	(in millions)
VACARVM under prior VM-21	VACARVM under new VM-21	$(72)	$(72)
	Total	$(72)	$(72)
As of December 31, 2019, the change in the general account reserves for ordinary life insurance and group annuities due to a change in valuation basis applicable to policies or contracts issued prior to January 1 of the current year was a decrease of $185 million which was due to the following:

Valuation Basis		Ordinary Life Insurance	Group Annuities	Total

Change From	Change To	(in millions)
1952 Disability Table with Polynomial Extrapolation of Incidence Rates post-age 64	1952 Disability Table with Flat Incidence Rates post-age 64	$(185)	$—	$(185)
S1PxA CMI 2013 3.50%	S2PxA CMI 2017 3.00%	—	—	—
	Total	$(185)	$—	$(185)
As of December 31, 2018, the change in the general account reserves for long-term care due to a change in valuation basis applicable to policies or contracts issued prior to January 1 of the current year was an increase of $877 million which was due to the following:

Valuation Basis		Long-Term Care	Total

Change From	Change To	(in millions)
Morbidity assumption margin of 15%	Morbidity assumption margin of 34%	$877	$877
	Total	$877	$877

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

25.    SEPARATE ACCOUNTS
25A.    The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. In addition, the Company issues variable life and variable universal life contracts where the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”).
In accordance with the products/transactions recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The Company’s Separate Account statement included legally insulated assets of $156 billion and $146 billion as of December 31, 2020 and 2019, respectively. The assets legally insulated from the General Account are attributed to the following products/transactions as of December 31:

Product/Transaction	Legally Insulated Assets*		Separate Account Assets (Not Legally Insulated)
	2020	2019	2020	2019
	(in millions)
Group Annuity Contracts - Not reclassed to the General Account	$53,278	$51,685	$16	$25
Group Annuity Contracts - Reclassed to the General Account for GAAP	44,883	45,889	413	326
Group Variable Universal Life	152	137	—	—
Private Placement Group Flexible Premium Variable Life Insurance Contract	43,020	35,082	9	8
Registered Group Flexible Premium Variable Life Insurance Contract	7	6	1	1
Variable Life	12,412	10,983	22	22
Variable Annuity	2,227	2,109	5	5
Total	$155,979	$145,891	$466	$387

*In addition to assets supporting contract holder liabilities, the legally insulated assets above include assets supporting other liabilities. The majority of these other liabilities relate to payable for securities purchased and cash collateral held for loaned securities.

Some Separate Account liabilities are guaranteed by the General Account. As of December 31, 2020 and 2019, the Company’s General Account had a maximum guarantee for Separate Account liabilities of $2.4 billion and $2.4 billion, respectively. To compensate the General Account for the risk taken, the Separate Account, excluding those assessed as a component of an overall insurance charge (where it is impractical to bifurcate each underlying charge), has paid risk charges of $20 million, $21 million and $26 million as of December 31, 2020, 2019 and 2018, respectively.

The Company’s General Account has paid $22 million, $24 million and $23 million towards Separate Account guarantees for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company engages in securities lending transactions within the Separate Account. In accordance with such transactions conducted from the Separate Account, the Company’s securities lending policies and procedures are not materially different from the General Account policies and procedures, except that certain collateral is not included in assets and cash collateral held for loaned securities. For the period ended December 31, 2020 and 2019, the market value of loaned securities within the Separate Accounts was $3.3 billion and $2.7 billion, respectively.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

25B.    General Nature and Characteristics of Separate Accounts
Separate Accounts assets and liabilities represent segregated funds, which are administered for pension and policyholders. The assets consist of common stocks, long-term bonds, real estate, mortgages and short-term investments. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
The following table provides the Company’s separate account premiums, considerations or deposits and reserves as of December 31:

	2020
	Nonindexed Guarantee Less than/equal to 4%	Nonindexed Guarantee more than 4%	Nonguaranteed Separate Accounts	Total
	(in millions)
Premiums, considerations or deposits for period ended 12/31/2020	$792	$1,094	$6,814	$8,700
Reserves as of 12/31/2020
For accounts with assets at:
Market Value	$13,356	$—	$77,358	$90,714
Amortized Cost	22,881	21,431	—	44,312
Total Reserves	$36,237	$21,431	$77,358	$135,026

By withdrawal characteristics
Subject to discretionary withdrawal:
With MV adjustment	$3,112	$38	$—	$3,150
At book value without MV adjustment and with current surrender charge of 5% or more	—	—	—	—
At market value	1,886	—	77,358	79,244
At book value without MV adjustment and with current surrender charge of less than 5%	11	—	—	11
Subtotal	5,009	38	77,358	82,405
Not subject to discretionary withdrawal	31,228	21,393	—	52,621
Total	$36,237	$21,431	$77,358	$135,026

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

The following table provides the Company’s separate account premiums, considerations or deposits and reserves as of December 31:

	2019
	Nonindexed Guarantee Less than/equal to 4%	Nonindexed Guarantee more than 4%	Nonguaranteed Separate Accounts	Total
	(in millions)
Premiums, considerations or deposits for period ended 12/31/2019	$4,209	$1,498	$9,050	$14,757
Reserves as of 12/31/2019
For accounts with assets at:
Market Value	$12,645	$—	$74,459	$87,104
Amortized Cost	22,448	23,076	—	45,524
Total Reserves	$35,093	$23,076	$74,459	$132,628

By withdrawal characteristics
Subject to discretionary withdrawal:
With MV adjustment	$3,134	$41	$—	$3,175
At book value without MV adjustment and with current surrender charge of 5% or more	—	—	—	—
At market value	1,578	—	74,459	76,037
At book value without MV adjustment and with current surrender charge of less than 5%	10	—	—	10
Subtotal	4,722	41	74,459	79,222
Not subject to discretionary withdrawal	30,371	23,035	—	53,406
Total	$35,093	$23,076	$74,459	$132,628

Transfers as reported in the Summary of Operations of the Separate Accounts Statement as of December 31:

	2020	2019	2018
	(in millions)
Transfers to Separate Accounts	$8,476	$14,229	$15,811
Transfers from Separate Accounts	14,339	18,809	15,639
Net transfers to (from) Separate Accounts	$(5,863)	$(4,580)	$172

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2020, 2019 AND 2018

26. RECONCILIATION BETWEEN AUDITED STATUTORY FINANCIAL STATEMENTS AND THE ANNUAL STATEMENT FILED WITH THE STATE OF DOMICILIARY
The following tables present amounts as reported in the Annual Statement filed with the Department and the adjustments made to the audited statutory financial statements as of December 31, 2020.

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Admitted Assets, Liabilities and Capital and Surplus:

Assets:
Common stocks	$7,398	$158	$7,556
Current federal income tax recoverable	25	(7)	18
Net deferred tax asset	1,528	23	1,551
Total Assets	310,653	174	310,827

Capital and Surplus:
Unassigned surplus	9,575	174	9,749
Total Capital and surplus	11,597	174	11,771
Total Liabilities, Capital and Surplus	310,653	174	310,827

Statements of Operations and Changes in Capital and Surplus:

Income tax expense (benefit)	23	7	30
Income (Loss) From Operations	1,975	(7)	1,968
Net Income (Loss)	1,770	(7)	1,763

Change in net unrealized capital gains (losses)	(544)	158	(386)
Change in nonadmitted assets	(57)	23	(34)
Net change in capital and surplus	114	174	288
Capital and Surplus, End of Period	11,597	174	11,771

	Annual Statement	Adjustment	Audited Statutory Financial Statements
	(in millions)
Statements of Cash Flows:

Cash Flows from Operating Activities:
Premiums and annuity considerations	$24,273	$79	$24,352
Separate account transfers	6,702	(79)	6,623

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2020

(in millions)
Investment Income Earned:
U.S. Government Bonds	$231
Other bonds (unaffiliated)	3,348
Bonds of affiliates	102
Preferred stocks (unaffiliated)	5
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	7
Common stocks of affiliates	186
Mortgages loans	865
Real estate	148
Premium notes, policy loans and liens	140
Cash, cash equivalents and short-term investments	58
Derivative instruments	189
Other invested assets	231
Aggregate write-ins for investment income	11
Gross investment income	$5,521

Real Estate Owned - Book Value less Encumbrances	$470

Mortgage Loans - Book Value:
Agricultural mortgages	$1,998
Residential mortgages	—
Commercial mortgages	19,430
Mezzanine loans	73
Total mortgage loans	$21,501

Mortgage Loans by Standing - Book Value:
Good standing	$21,484
Good standing with restructured terms	2
Interest overdue more than three months, not in foreclosure	15
Foreclosure in process	—
Total mortgage loans	$21,501

Other Long Term Assets - Statement Value	$7,540

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds (1)	$2,435
Preferred stocks	$—
Common stocks (2)	$7,250

(1) Includes $8 million of affiliated bank loans classified as unaffiliated bank loans in the December 31, 2020 Annual Statement.
(2) Includes $158 million of affiliated common stock not included in the December 31, 2020 Annual Statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2020

(in millions)
Bonds, Short-Term Investments, and Cash Equivalents by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:
Due within one year or less	$12,025
Over 1 year through 5 years	27,369
Over 5 years through 10 years	19,881
Over 10 years through 20 years	16,152
Over 20 years	24,791
Total by Maturity	$100,218

Bonds by NAIC Designation - Statement Value:
NAIC 1	$62,136
NAIC 2	31,732
NAIC 3	3,789
NAIC 4	2,002
NAIC 5	527
NAIC 6	32
Total by NAIC Designation	$100,218

Total Bonds Publicly Traded	$69,849
Total Bonds Privately Placed	$30,369

Preferred Stocks - Statement Value	$51
Common Stocks - Market Value (1)	$7,556
Short-Term Investments - Book Value	$1,906
Options, Caps & Floors Owned - Statement Value	$—
Options, Caps & Floors Written and In Force - Statement Value	$—
Collar, Swap & Forward Agreements Open - Statement Value	$1,712
Futures Contracts Open - Current Value	$—
Cash on Deposit	$940

Life Insurance in Force:
Industrial	$2,003
Ordinary	$1,272,823
Credit Life	$—
Group Life	$2,011,698

Amount of Accidental Death Insurance in Force Under Ordinary Policies	$30,237

Life Insurance Policies with Disability Provisions in Force:
Industrial	$1,924
Ordinary	$45,386
Credit Life	$—
Group Life	$495,604
(1) Includes $158 million of affiliated common stock not included in the December 31, 2020 Annual Statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ANNUAL STATEMENT SCHEDULE 1 - SELECTED FINANCIAL DATA
FOR THE YEAR ENDED DECEMBER 31, 2020

(in millions)
Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$3,373
Income Payable	$—
Ordinary - Involving Life Contingencies Income Payable	$—

Group - Not Involving Life Contingencies
Amount on Deposit	$1,892
Income Payable	$62
Group - Involving Life Contingencies Income Payable	$13

Annuities:
Ordinary
Immediate - Amount of Income Payable	$284
Deferred - Fully Paid Account Balance	$22,765
Deferred - Not Fully Paid Account Balance	$234

Group
Amount of Income Payable	$1,188
Fully Paid Account Balance	$9,273
Not Fully Paid Account Balance	$—

Accident and Health Insurance - Premiums in Force:
Group	$1,470
Credit	$—
Other	$238

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$13,472
Dividend Accumulations - Account Balance	$80

Claim Payments 2020:
Group Accident and Health
2020	$270
2019	$513
2018	$573
Other Accident & Health
2020	$11
2019	$34
2018	$52
Other Coverages that use developmental methods to calculate claims reserves
2020	$—
2019	$—
2018	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

(in millions)
Total admitted assets as reported in the Company’s Annual Audited Statement:	$154,382

The ten largest exposures, by investment category, to a single issue, borrower, or investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company, and policy loans:

Investment Category	Book Value	Percentage of Total Admitted Assets
	($ in millions)
Long Term Bonds/Preferred Stock/Common Stock - Prudential Realty Secs	$1,605	1.0%
Joint Venture - Ironbound Fund LLC	$1,519	1.0%
Common Stock - Pruco Life Insurance Company(1)	$1,462	0.9%
Common Stock - Prudential Retirement Insurance and Annuity Company	$1,157	0.7%
Cash Equivalents - Dryden Core Fund MM SER MMMF	$668	0.4%
Long Term Bonds - WF-RBS Commercial Mortgage Tru	$563	0.4%
Joint Venture - Prudential Impact Investments Private Equity LLC	$484	0.3%
Long Term Bonds - Wells Fargo Commercial Mortgage	$466	0.3%
Long Term Bonds - Bank Of America Corporation	$456	0.3%
Long Term Bonds - Pru Ann Life Assurance Corporation	$419	0.3%
(1) Includes $158 million of affiliated common stock not included in the December 31, 2020 Annual Statement.

Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Book Value	Percentage of Total Admitted Assets	Preferred Stock	Book Value	Percentage of Total Admitted Assets
($ in millions)

NAIC-1	$62,136	40.2%	P/RP-1	$5	0.0%
NAIC-2	$31,732	20.6%	P/RP-2	$22	0.0%
NAIC-3	$3,789	2.5%	P/RP-3	$—	0.0%
NAIC-4	$2,002	1.3%	P/RP-4	$—	0.0%
NAIC-5	$527	0.3%	P/RP-5	$20	0.0%
NAIC-6	$32	0.0%	P/RP-6	$4	0.0%

Assets held in foreign investments:

Total admitted assets held in foreign investments	$26,873	17.4%
Foreign-currency-denominated investments	$9,487	6.1%
Insurance liabilities denominated in that same foreign currency	$—	0.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$23,130	15.0%
Countries rated NAIC-2	$3,401	2.2%
Countries rated NAIC-3 or below	$342	0.2%

Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

Countries rated NAIC-1:
Country: Cayman Islands	$6,681	4.3%
Country: United Kingdom	$4,804	3.1%

Countries rated NAIC- 2:
Country: Italy	$1,135	0.7%
Country: Mexico	$965	0.6%

Countries rated NAIC-3 or below:
Country: Brit. Virgin Islands	$196	0.1%
Country: Costa Rica	$75	0.0%

Aggregate unhedged foreign currency exposure:	$573	0.4%

Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$561	0.4%
Countries rated NAIC-2	$12	0.0%
Countries rated NAIC-3 or below	$—	0.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

Two largest unhedged foreign currency exposures to a single country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
Country 1: United Kingdom	$310	0.2%
Country 2: Chile	$215	0.1%

Countries rated NAIC-2:
Country 1: Italy	$12	0.0%
Country 2:	$—	0.0%

Countries rated NAIC-3 or below:
Country 1:	$—	0.0%
Country 2:	$—	0.0%

The ten largest non-sovereigns (i.e., non-governmental) foreign issues, by NAIC rating:

NAIC - 1 - OCH ZIFF LOAN MGMT FUNDING LTD	$376	0.2%
NAIC - 1 - KVK CLO LTD	$302	0.2%
NAIC - 2 - Ferrero International S.A.	$233	0.2%
NAIC - 1 - TRINITAS CLO LTD	$225	0.1%
NAIC - 1 - Prudential Chile II Spa	$215	0.1%
NAIC - 1 - SHELL INTERNATIONAL FINANCE BV	$214	0.1%
NAIC - 3 - Interhoerbiger Finanz AG	$202	0.1%
NAIC - 1 - NIPPON LIFE INS	$199	0.1%
NAIC - 1 - UBS AG (LONDON BRANCH)	$199	0.1%
NAIC - 1 - ICG US CLO LTD	$190	0.1%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

The ten largest equity interests (including investments in shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt or Class 1):

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

Colico Inc	$2,192	1.4%
Ironbound Fund LLC	$1,519	1.0%
PRUCO Life Insurance Company(1)	$1,462	0.9%
Prudential Retirement Insurance and Annuity Company	$1,157	0.7%
Orchard Street Acres Inc.	$1,007	0.7%
Prudential Realty Secs	$583	0.4%
Colico II Inc	$548	0.4%
Prudential Impact Investments Private Equity LLC	$484	0.3%
Prudential Legacy Insurance Company of New Jersey	$285	0.2%
Prudential Capital Partners V, L.P.	$281	0.2%
(1) Includes $158 million of affiliated common stock not included in the December 31, 2020 Annual Statement.

The ten largest fund managers of nonaffiliated, privately placed equities:

	Total Invested	Diversified	Nondiversified
	(in millions)

Prudential Capital Partners V, L.P.	$281	$281	$—
PGIM Real Estate Euro Core Diversified Property Fund	$159	$159	$—
Federal Home Loan Bank of New York	$147	$—	$147
Peak Reinsurance Holdings Ltd	$127	$—	$127
China Momentum Fund, L.P.	$97	$97	$—
Prudential Capital Partners IV, L.P.	$84	$84	$—
The Veritas Capital Fund VI, L.P.	$74	$74	$—
Permira VI L.P. 1	$70	$70	$—
SLP Geology Co-Investment, L.P.	$60	$—	$60
Silver Lake Partners V, L.P.	$58	$58	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

The ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

	Book Value	Percentage of Total Admitted Assets
	($ in millions)

COMM / Corporate Properties of the Americas, LP	$198	0.1%
COMM / Arcis Equity Partners, LLC	$192	0.1%
COMM / DRA Advisors, Inc.	$180	0.1%
COMM / The Blackstone Group	$178	0.1%
COMM / Oxford Properties Group	$172	0.1%
COMM / Morgan Properties	$167	0.1%
COMM / Boston Properties	$162	0.1%
COMM / C.J. SEGERSTROM & SONS	$157	0.1%
COMM / Stockbridge Capital Group, LLC	$148	0.1%
COMM / AEW Capital Management, L.P.	$139	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$107	0.1%
Mortgage loans over 90 days past due	$15	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$2	0.0%

Aggregate mortgage loans having the following loan–to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan-to-Value	Book Value	Percentage	Book Value	Percentage	Book Value	Percentage
	($ in millions)

Above 95%	$—	0.0%	$5	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$43	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$67	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$3,056	2.0%	$—	0.0%
Below 70%	$—	0.0%	$16,332	10.6%	$1,998	1.3%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL INVESTMENTS RISKS INTERROGATORIES SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)

Securities lending (do not include assets held as collateral for such transactions)	$3,146	2.0%	$2,665	$2,751	$2,677
Repurchase agreements	$5,726	3.7%	$5,636	$5,774	$5,934
Reverse repurchase agreements	$—	0.0%	$13	$13	$13
Dollar repurchase agreements	$—	0.0%	$—	$—	$—
Dollar reverse agreements	$—	0.0%	$—	$—	$—

The amounts and percentages of the Company’s total admitted assets for warrants not attached to the other financial instruments, options, caps, and floors:

	Owned		Written
	Book Value	Percentage	Book Value	Percentage
	($ in millions)

Hedging	$142	0.1%	$(30)	0.0%
Income Generations	—	0.0%	—	0.0%
Other	—	0.0%	—	0.0%

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)
Hedging	$869	0.6%	$869	$866	$853
Income Generation	$—	0.0%	$—	$—	$—
Replications	$1,485	1.0%	$1,351	$1,857	$930
Other	$—	0.0%	$—	$—	$—

The amounts and percentages of the Company’s total admitted assets of the potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year-End		(UNAUDITED) At End of Each Quarter
	Book Value	Percentage	1st Quarter Book Value	2nd Quarter Book Value	3rd Quarter Book Value
	($ in millions)
Hedging	$235	0.2%	$310	$271	$245
Income Generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUMMARY INVESTMENT SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

By Investment Category	Gross Investment Holdings of the Company		Admitted Assets as Reported by the Company
	Book Value	Percentage	Book Value	Percentage

	($ in millions)
Long-Term Bonds:
U.S. governments	$7,047	4.8%	$7,047	4.8%
All other governments	3,453	2.3%	3,453	2.3%
U.S. states, territories and possessions, etc. guaranteed	302	0.2%	302	0.2%
U.S. political subdivisions of states, territories, and possessions, guaranteed	388	0.3%	388	0.3%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	6,712	4.6%	6,712	4.6%
Industrial and miscellaneous	75,497	51.2%	75,497	51.2%
Hybrid securities	314	0.2%	314	0.2%
Parent, subsidiaries and affiliates (1)	2,435	1.7%	2,435	1.7%
SVO identified funds	—	0.0%	—	0.0%
Unaffiliated Bank loans	1,188	0.8%	1,188	0.8%
Total long-term bonds	$97,336	66.1%	$97,336	66.1%

Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$51	0.0%	$51	0.0%
Parent, subsidiaries and affiliates	—	0.0%	—	0.0%
Total preferred stocks	$51	0.0%	$51	0.0%

Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$306	0.2%	$306	0.2%
Industrial and miscellaneous Other (Unaffiliated)	—	0.0%	—	0.0%
Parent, subsidiaries and affiliates Publicly traded	—	0.0%	—	0.0%
Parent, subsidiaries and affiliates Other (2)	7,250	4.9%	7,250	4.9%
Mutual funds	—	0.0%	—	0.0%
Unit investment trusts	—	0.0%	—	0.0%
Closed-end funds	—	0.0%	—	0.0%
Total common stocks	$7,556	5.1%	$7,556	5.1%

(1) Includes $8 million of affiliated bank loans classified as unaffiliated bank loans in the December 31, 2020 Annual Statement.
(2) Includes $158 million of affiliated common stock not included in the December 31, 2020 Annual Statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUMMARY INVESTMENT SCHEDULE
FOR THE YEAR ENDED DECEMBER 31, 2020

By Investment Category	Gross Investment Holdings of the Company		Admitted Assets as Reported by the Company
	Book Value	Percentage	Book Value	Percentage

	($ in millions)

Mortgage loans:
Agricultural	$1,998	1.4%	$1,998	1.4%
Residential properties	—	0.0%	—	0.0%
Commercial loans	19,430	13.2%	19,430	13.2%
Mezzanine real estate loans	73	0.0%	73	0.0%
Total mortgage loans	$21,501	14.6%	$21,501	14.6%

Real estate investments:
Property occupied by company	$310	0.2%	$310	0.2%
Property held for production of income	160	0.1%	160	0.1%
Property held for sale	—	0.0%	—	0.0%
Total real estate	$470	0.3%	$470	0.3%

Cash, cash equivalents and short-term investments:
Cash	$940	0.6%	$940	0.6%
Cash equivalents	1,693	1.2%	1,693	1.2%
Short-term investments	1,906	1.3%	1,906	1.3%
Total cash, cash equivalents and short-term investments	$4,539	3.1%	$4,539	3.1%

Policy Loans	$2,937	2.0%	$2,937	2.0%
Other invested assets	7,540	5.1%	7,540	5.1%
Derivatives	4,896	3.3%	4,896	3.3%
Receivables for securities	244	0.2%	244	0.2%
Cash collateral for variation margin	232	0.2%	232	0.2%
Total Invested Assets	$147,302	100.0%	$147,302	100.0%

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
FOR THE YEAR ENDED DECEMBER 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes	No	x

2.Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes	No	x

3.Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.Provisions that permit settlements to be made less frequently than quarterly;
c.Provisions that permit payments due from the reinsurer to not be made in cash within ninety days of the settlement date (unless there is no activity during the period); or
d.The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes	No	x

4.Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Assumption reinsurance – new for the reporting period (1)	Yes	No	x
Non-proportional reinsurance, which does not result in significant surplus relief	Yes	No	x

5.Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.Accounted for that contract as reinsurance under SAP and as a deposit under GAAP

Yes	No	x	N/A

b.Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes	No	x	N/A

(1) This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

Report of Independent Auditors

To the Board of Directors and Management of
The Prudential Insurance Company of America

We have audited the accompanying statutory financial statements of The Prudential Insurance Company of America (a wholly owned subsidiary of Prudential Financial, Inc.) (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance (the “Department”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America are presumed to be material to the 2020 and 2019 financial statements and are material to the 2018 financial statements.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Department described in Note 1.

Emphasis of Matters

As discussed in Note 10 to the financial statements, the Company has entered into significant transactions with Prudential Financial, Inc. and other affiliated entities, all related parties.

As discussed in Note 24 to the financial statements, in 2020 the Company changed the valuation basis for reserves for variable annuity policies; in 2019, for disability waiver of premium reserves related to policies written in Japan and; in 2018, for long-term care insurance policies.

Our opinion is not modified with respect to these matters.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory financial statements taken as a whole. The supplemental Annual Statement Schedule 1 – Selected Financial Data, Supplemental Investments Risks Interrogatories Schedule, Summary Investment Schedule, and Supplemental Schedule of Reinsurance Disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 8, 2021